                                                       '33 Act File No. 2-75533
                                                       '40 Act File No. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 37 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 156 [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660

         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100

                               RICHARD C. PEARSON
                   EXECUTIVE VICE PRESIDENT & GENERAL COUNSEL
                     METLIFE INVESTORS USA INSURANCE COMPANY
                22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[X]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     ON MAY 1, 2002, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON MARCH 27, 2002.

                                                                      PROSPECTUS

                                                                     May 2, 2002

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued through

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       by

                     METLIFE INVESTORS USA INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment variable annuity contracts issued through MetLife Investors USA (formerly Security First Life) Separate Account A by MetLife Investors USA (formerly Security First Life) Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment and from employer deferred compensation plans that qualify under provisions of Section 457 of the Internal Revenue Code of 1986 ("the Plans").

You decide how to allocate your money among the available investment choices. Your payments will be allocated to MetLife Investors USA Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:

         MET INVESTORS SERIES TRUST

                  J.P. Morgan Quality Bond Portfolio
                  Lord Abbett Growth & Income Portfolio

         FIDELITY INVESTMENTS
         VARIABLE INSURANCE PRODUCTS FUND

                  Money Market Portfolio
                  Growth Portfolio



                  Asset Manager Portfolio
                  Index 500 Portfolio

         T. ROWE PRICE GROWTH STOCK FUND

         T. ROWE PRICE INTERNATIONAL STOCK FUND

You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. This Prospectus is not valid unless accompanied by the mutual fund prospectuses.

For more information:

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2002. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:
MetLife Investors USA Insurance Company
                                  P.O.Box 46539
                              Denver, CO 80201-6539
                              Phone: (800) 238-4536

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

The SEC has not approved or disapproved these securities nor determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[Side Bar: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contracts and the mutual funds: are:

         -        are not bank deposits

         -        are not federally insured

         -        are not endorsed by any bank or government agency

         -        are not guaranteed and may be subject to loss of principal].

                                TABLE OF CONTENTS
                                                                            Page
Glossary                                                                       7
Summary of the Contracts                                                       9
Fee Tables and Examples                                                       12
Condensed Financial Information                                               15
Financial Information                                                         18
Description of The Insurance Company, The General Account
 The Separate Account, The Funds and Service Providers                        18
         The Insurance Company                                                18
         The General Account                                                  18
         The Separate Account                                                 19
         The Funds                                                            19
         Principal Underwriter                                                21
         Servicing Agent                                                      21
         Custodian                                                            21
Contract Charges                                                              21
         Premium Taxes                                                        22
         Surrender Charges                                                    22
         Administration Fee                                                   23
         Transaction Charges                                                  23
         Mortality and Expense Risk Charge                                    24
         Federal, State and Local Taxes                                       24
         Free Look Period                                                     24
Description of the Contracts                                                  24
         General                                                              24
         Purchase Payments                                                    24
         Transfers                                                            25
         Modification of the Contracts                                        25
Accumulation Period                                                           26
         Crediting Accumulation Units in the Separate Account                 26
         Surrender from the Separate Account                                  27
         Account Statements                                                   27
Annuity Benefits                                                              28
         Variable Annuity Payments                                            28
         Election of Annuity Date and Form of Annuity                         28
         Frequency of Payment                                                 30
         Level Payments Varying Annually                                      30
         Annuity Unit Values                                                  31
Death Benefits                                                                31
         Death Before the Annuity Date                                        31
         Death After the Annuity Date                                         32
Federal Tax Considerations                                                    32
Voting Rights                                                                 35
Legal Proceedings                                                             36
Additional Information                                                        36
Table of Contents of Statement of Additional Information                      37

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period which begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the group contract holder and MetLife Investors USA covering your rights.

CONTRACT DATE - The date the Contract was issued.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period after the Contract is first received by the Owner. During this time period, the Contract may be canceled for a full refund of all Purchase Payments (or the greater of Purchase Payments or the value of the Participant's Account).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The first day of the month on or before the date on which a distribution must begin under the terms of the Plan to which the Contract is issued, but in no event later than the month in which the participant attains age 85.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of the values of all Accumulated Units credited for you under the Contract.

PLAN(S) - The qualified plan or deferred compensation plan for which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

The Contracts

The Contract may be offered to Qualified Plans such as:

                  -        Section 457 deferred compensation plans

                  -        Section 401 pension and profit sharing plans

[Side Bar:        Please see the section "Federal Income Tax Status"
                  on page ____ for more information.]

Purchase Payments

Purchase Payments under the Contracts are made to the Separate Account. The minimum Purchase Payment is $20, with an annual minimum of $240. There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account. These charges include an administrative fee that is $9.50 plus $2.50 for each Series in which you invest. This amount is deducted from the Separate Account on a pro rata basis on the anniversary of the Certificate Date until Annuitization.

You can transfer amounts allocated to the Separate Account between any of the mutual fund investment choices, at any time and as many times as you choose. The minimum transfer is the lesser of $500 or the balance in a Series.

      [Side Bar: Please see "Transfers" on page ____ for more information.]

Separate Account

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of eight Series, each of which invests in one of the following eight Funds:

MET INVESTORS SERIES TRUST                     Met Investors Advisory LLC;
                                               ("Met Advisory")

J.P. Morgan Quality Bond Portfolio             Met Advisory;
                                               J.P. Morgan Investment
                                               Management, Inc. (Subadviser)

Lord Abbett Growth & Income Portfolio          Met Advisory;
                                               Lord Abbett & Co. (Subadviser)

FIDELITY INVESTMENTS                           Fidelity Management & Research
VARIABLE INSURANCE PRODUCTS FUND               Company (FMR)

Money Market Portfolio                         FMR

Growth Portfolio                               FMR


Asset Manager Portfolio                        FMR

Index 500 Portfolio                            FMR

T. ROWE PRICE GROWTH STOCK FUND                Price Associates, Inc.

T. ROWE PRICE INTERNATIONAL STOCK FUND         T. Rowe Price - Fleming
                                               International, Inc.

[Side Bar: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

Charges and Deductions

The following fees and expenses apply to your Contract:

            Fee or expense                              Amount of fee

Daily deductions

            -  Mortality and Expense risks                 .002438%
                                                        (.89% per year)

Surrender charge (contingent deferred sales charge)

            -  Deducted if you request a full or        5% of Purchase Payment
               partial withdrawal of Purchase           and amounts credited to
               Payments from the                        it.
               Separate Account within the first six
               Certificate Years.  No charge will be
               deducted for surrenders as a result of
               the following under a Plan:

                  -        death

                  -        disability

                  -        retirement

                  -        hardship

Transaction Charges

A charge of $10 may be deducted for:

         -        A transfer from any Series; or

         - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender)

Side bar: Please see "Transaction Charges" on page ____ and "Transfers" on page ___ for more information.

                  Fee or expense                              Amount of fee

Premium Taxes

         -        Payable to a state or government            0% - 2.35%
                  agency with respect to your Contract.       (3.50% in Nevada)
                  It may be deducted on or after the date
                  the tax is incurred.
                  Currently, MetLife Investors USA deducts these taxes upon annuitization.

[Side Bar: Please see "Charges and Deductions" on page ___ for more information.]

Free Look Period

An Owner may cancel the Contract within 20 days after receipt (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states).

[Side Bar: Please see "Free Look Period" on page ____ for more information.]

Variable Annuity Payments

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

Surrender

You may surrender all or part of the Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

                  - it would cause your interest in any Series to fall below $500 (unless you are surrendering your entire interest in a Series

However, if you are withdrawing the entire amount allocated to a Series, these restrictions do not apply.

You may be assessed a surrender charge and a transaction charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for withdrawals from qualified Contracts.

[Side Bar: Please see "Surrender Charge" on page ___ and "Federal Tax Considerations" on page ___ for more information.

Death Benefit

One of the insurance guarantees we provide you under the Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

         - the total of all Purchase Payments less any partial withdrawals; or

         -        the value of the Participant's Account at settlement

Otherwise, if you die at age 65 or over, the death benefit will be equal to the Participant's Account.

Your Beneficiar(ies) may elect to receive the death benefit as a lump sum or an annuity.

[Side Bar: Please see "Death Benefits" on page ____ for more information.]

                             FEE TABLE AND EXAMPLES

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

Expense Data

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see the Fund prospectuses for a more complete description of the various costs and expenses of the Funds.

* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. We reserve our right to deduct premium tax; but at present, we are absorbing these charges.

The following information assumes that the entire Account Value is in the Separate Account.

                                   FEE TABLES

                            Your Transaction Expenses

                                           Years                  Percentage

Surrender Charge (Deferred Sales           During first           5%
 Charge) [as a percentage                  six
 of amounts accumulated with respect to    Certificate
 a purchase payment(including              Years
 earnings or losses credited to
 the Purchase Payment)]

                                  Minimum                               Maximum
Administration Charges (per year) $12.00                                $29.50
--------------------------------- ------------------------------------- --------
Transaction Charges               $10 per transfer from a Series or
                                  the greater of 2% of amount
                                  surrendered or $10 per surrender

                            Separate Account Expenses
                   (As a percentage of average Account Value.
                   Deducted daily from the Separate Account.)

Mortality and Expense Risk Fees                              .89% per year

Total Separate Account Annual Expenses                       .89% per year

                              Fund Annual Expenses
                     (As a percentage of average net assets)
                             (Net of reimbursement)

                                                 Asset
               Money Market       Growth        Manager      Index 500
                Portfolio        Portfolio     Portfolio     Portfolio
               ------------      ---------     ---------     ---------

(a)Management      .18%            .58%           .53%         .24%
   Fee

(b)Other           .10%            .10%           .11%         .04%
   Expenses

(c)Total           .28%            .68%           .64%         .28%
   Annual
   Expenses

                Lord Abbett       J.P. Morgan    T. Rowe Price     T. Rowe Price
                Growth & Income   Quality Bond   International     Growth Stock
                Portfolio         Portfolio      Stock Fund        Fund
                ---------------   ------------   -------------     -------------
(a)Management      .59%             .43%            .67%              .57%
   Fee

(b)Other           .05%             .17%            .24%              .20%
   Expenses

(c)Total           .64%             .60%            .91%              .77%
   Annual
   Expenses

Examples
                                     CONDITIONS                                 TIME PERIODS
SEPARATE             You would pay the following expenses
ACCOUNT              on a $1,000 investment assuming 5% annual
SERIES               return on assets:
------------------- ---------------------------------------------- ------ ------- ------- ------- -------
 (a) upon surrender at the end of the stated    time period
                    (b) if the Contract WAS NOT surrendered

                                              TIME            TIME            TIME            TIME
                                             1 YEAR          3 YEAR          5 YEAR         10 YEAR
   MONEY MARKET                    (a)        77.83          109.68          149.09          196.60
                                   (b)        16.15           50.00           86.02          186.60

   L.A. GROWTH PORTFOLIO           (a)        78.59          112.02          153.06          205.30
                                   (b)        16.96           52.47           90.20          195.30

   FIDELITY ASSET MANAGER          (a)        78.21          110.85          151.08          200.96
                                   (b)        16.56           51.24           88.11          190.96

    FIDELITY INDEX 500             (a)        74.76          100.25          133.08          161.05
                                   (b)        12.92           40.09           69.15          151.05

   GROWTH & INCOME                 (a)        78.21          110.85          151.08          200.96
                                   (b)        16.56           51.24           88.11          190.96

   QUALITY BOND                    (a)        77.83          109.68          149.09          196.60
                                   (b)        16.15           50.00           86.02          186.60

   INTERNATIONAL STOCK             (a)        80.79          118.73          164.36          229.89
                                   (b)        19.28           59.51          102.11          219.89

   GROWTH STOCK                    (a)        79.46          114.65          157.49          215.00
                                   (b)        17.87           55.23           94.87          205.00

------------------- ---------------------------------------------- ------ ------- ------- ------- -------

                                       13

                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page ____.

2.Met Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other than extraordinary expenses) will not exceed, at any time prior to April 30, 2003, the following percentages: 0.60% for the J.P. Morgan Quality Bond Portfolio and 0.65% for the Lord Abbett Growth and Income Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Investment Manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above are for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 were: 0.70 for the J.P. Morgan Quality Bond Portfolio.

3. FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's total expenses would have been 0.35%.

For the Fidelity VIP Growth Portfolio and Asset Manager
Portfolio, actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

For the Fidelity VIP Money Market Portfolio, the annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

4. The examples assume that there were no transactions that would result in the imposition of the Transfer Charge. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.5% in Nevada) may be deducted from each Purchase Payment, or upon Annuitization.

5. For purposes of the amounts reported in the examples, annual administrative charges are reflected by dividing the total amount of contract fees collected during the year by the total average net assets of the Separate Account respecting the Contracts.

6. THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

         The following table sets forth condensed financial information on accumulation units with respect to Contracts issued under this prospectus through the Separate Account

                                                   Twelve       Twelve       Twelve      Five         Twelve
                                                   Months       Months       Months      Months       Months
                                                   Ended        Ended        Ended       Ended        Ended
                                                  7/31/91      7/31/92      7/31/93     12/31/93     12/31/94
Separate Account Series                         ----------   ----------   ----------   ----------   ----------
-----------------------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $....................                   5.90          6.27          7.07         7.66        7.78
  End  AUV $....................                   6.27          7.07          7.66         7.78       15.77(1)
  End No. Non-Qualified.........                 29,408        34,855        45,488       45,035          --
  End No. Qualified AUs.........                167,461       165,862       227,551      255,421     105,708
  End.No.AUs ...................                196,869       200,717       273,039      300,456     105,708

Series G (Lord Abbett
  Growth and Income Series)
  Beg. AUV $....................                   6.26          6.84          7.70         8.27        8.70
  End  AUV $....................                   6.84          7.70          8.27         8.70       27.17(1)
  End No. Non-Qualified AUs.....                103,701       121,098       157,339      170,454          --
  End No. Qualified AUs.........                598,731       826,262     1,300,789    1,510,826     533,346
  End.No.AUs ...................                702,432       947,360     1,458,128    1,681,280     533,346

Series T (T. Rowe Price
  Growth Fund)
  Beg. AUV $....................                   6.65          7.07          7.88         8.54        9.52
  End  AUV $....................                   7.07          7.88          8.54         9.52       23.44(1)
  End No. Qualified AUs.........                533,793       785,088     1,105,462    1,241,350     687,168
  End.No.AUs ...................

Series I (T. Rowe Price
  International Stock Fund)
  Beg. AUV $ (5/9/94)...........                                                                        6.67
  End  AUV $....................                                                                        6.74
  End No. Qualified AUs.........                                                                     252,365
  End.No.AUs ....................

                                                15




Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/9/94)...........                                                                        5.04
  End  AUV $....................                                                                        5.00
  End No. Qualified AUs.........                                                                     471,610
  End.No.AUs ....................

Series FG (Growth Portfolio)
  Beg. AUV $ (5/9/94)...........                                                                        4.86
  End  AUV $....................                                                                        5.10
  End No. Qualified AUs.........                                                                     252,355
  End.No.AUs ....................

Series FI (Index 500 Portfolio)
  Beg. AUV $ (5/12/94)..........                                                                        4.80
  End  AUV $....................                                                                        5.03
  End No. Qualified AUs.........                                                                      27,277
  End.No.AUs ....................

Series FM (Money Market
  Portfolio)
  Beg. AUV $ (5/16/94)..........                                                                        5.00
  End  AUV $....................                                                                        5.16
  End No. Qualified AUs.........                                                                     474,216
  End.No.AUs ....................
  Yield.........................                                                                       4.81%

                                              Twelve       Twelve       Twelve       Twelve       Twelve       Twelve     Twelve
                                              Months       Months       Months       Months       Months       Months     Months
                                              Ended        Ended        Ended        Ended        Ended        Ended       Ended
                                             12/31/95     12/31/96     12/31/97     12/31/98     12/31/99    12/31/2000  12/31/2001
                                            ----------   ----------   ----------   ----------   ----------   ----------  ----------
Separate Account Series
-----------------------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $....................               15.77         18.25        18.60        20.11        21.42        20.69        22.41
  End  AUV $....................               18.25         18.60        20.11        21.42        20.69        22.41        23.83
  End No. Non-Qualified.........                  --            --           --           --           --        3,546           --
  End No. Qualified AUS.........             119,054       122,848      129,956      165,436      162,161       91,035           --
  End.No.AUs ...................             119,054       122,848      129,956      165.436      162,161       94,581      152,430

Series G (Lord Abbett
  Growth and Income Series)
  Beg. AUV $....................               27.17         35.31        42.57        53.68        58.61        63.24        68.95
  End  AUV $....................               35.31         42.57        53.68        58.61        63.24        68.95        68.33
  End No. Non-Qualified AUs.....                  --            --           --           --           --        6,493
  End No. Qualified AUs.........             645,594       766,974      938,183      998,983    1,001,356      641,996
  End.No.AUs ...................             645,594       766,974      938,183      998,983    1,001,356      648,489      876,620

Series T (T. Rowe Price
  Growth Fund)
  Beg. AUV $....................               23.44         30.44        36.72        46.06        58.18        70.45        70.01
  End  AUV $....................               30.44         36.72        46.06        58.18        70.45        70.01        62.60
  End No. Qualified AUS.........             824,050       933,145    1,033,735    1,104,932    1,108,579      797,414      656,181
  End.No.AUs ....................

Series I (T. Rowe Price
  International Stock Fund)
  Beg. AUV $ (5/9/94)...........                6.74          7.45         8.57         8.72        10.04        13.40        11.00
  End  AUV $....................                7.45          8.57         8.72        10.04        13.40        11.00         8.50
  End No. Qualified AUS.........             525,687       790,678      960,495    1,011,126    1,051,211      613,148      664,996

Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/9/94)...........                5.00          5.79         6.58         7.87         8.97         9.88         9.41
  End  AUV $....................                5.79          6.58         7.87         8.97         9.88         9.41         8.94
  End No. Qualified AUS.........             919,120     1,258,544    1,498,255    1,742,192    1,894,658    1,263,709      967,544


Series FG (Growth Portfolio)
  Beg. AUV $ (5/9/94)...........                5.10          6.84         7.77         9.51        13.16        17.92        15.82
  End  AUV $....................                6.84          7.77         9.51        13.16        17.92        15.82        12.90
  End No. Qualified AUS.........             905,864     1,815,747    2,235,146    2,562,722    3,180,604    2,266,717    1,584,870

Series FI (Index 500 Portfolio)
  Beg. AUV $ (5/12/94)..........                5.03          6.83         8.32        10.95        13.92        16.63        14.95
  End  AUV $....................                6.83          8.32        10.95        13.92        16.63        14.95        13.02
  End No. Qualified AUS.........             259,254       645,826    1,239,744    1,886,812    2,391,645    1,611,203    1,127,223


Series FM (Money Market
  Portfolio)
  Beg. AUV $ (5/16/94)..........                5.16          5.42         5.66         5.92         6.19          6.45        6.80
  End  AUV $....................                5.42          5.66         5.92         6.19         6.45          6.80        7.01
  End No. Qualified AUS.........             561,677       587,519      601,146      637,064      849,538       440,268     160,039
  End.No.AUs ....................


------------------------------------------------------------------------------------------------------------------------------------

AUV--Accumulation Unit Value
AUs--Accumulation Units

(1) During 1994 the mortality and expense risk fees were reduced from 1.25% to .89%. As a result of this change, unit values and units were converted in order to provide administrative efficiencies. There was no impact on account values as a result of this conversion.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE
SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

The Insurance Company

MetLife Investors USA Insurance Company changed its name from Security First Life Insurance Company as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, we will continue to use the name of Security First Life Insurance Company until our new name is approved. In addition, concurrent with the change of our name, the name of the Separate Account also changed to MetLife Investors USA Separate Account A.

MetLife Investors USA is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

The General Account

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of the Contract and your actual Certificate for more information.

The Separate Account

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under Delaware law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year. (Please see "Annuity Benefits - Level Payments Varying Annually" on page ___ for more information.)

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Eight of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.


The Funds

Your investment choices are:

Fund                           Investment Objective                             Investment Adviser/
                                                                                Subadviser
------------------------------ ------------------------------------------------ -------------------------

J.P. Morgan Quality            The Fund seeks to provide a high total           Met Advisory;
Bond Portfolio                 return consistent with moderate risk of          J.P. Morgan Investment
                               Capital and maintenance of liquidity.            Management
                                                                                (Subadviser)

Lord Abbett Growth &           The Fund seeks to achieve long term              Met Advisory;
Income Portfolio               growth of captal and income without              Lord Abbett & Co.
                               Excessive fluctuation in market value.           (Subadviser)


VIP Money Market Portfolio     The Portfolio seeks to obtain as high a level of  Fidelity Management &
                               current income as is consistent with preserving    Research Company
                               capital and liquidity.


                                               19




VIP Fund Growth Portfolio      The portfolio seeks to obtain as high a level    Fidelity Management &
                               of current income as is consistent with          Research Company
                               preserving capital and liquidity

VIP Fund II Asset Manager      The Fund seeks high total return with            Fidelity Management &
Portfolio                      reduced risk over the long-term by               Research Company
                               allocating its assets among stocks,
                               bonds, and short-term, fixed income
                               instruments.

VIP II Index 500 Portfolio     The Fund seeks investment results that           Fidelity Management &
                               correspond to the total return                      Research Company
                               of common stocks publicly traded
                               in the United States, as represented by
                               the Standard & Poor's 500 Composite Stock
                               Price Index.

T. Rowe Price Growth           The Fund seeks long-term growth of               Price Associates, Inc.
Stock Fund                     capital through investing primarily in
                               common stocks of growth companies.

T. Rowe Price International    The Fund seeks total return on its assets        Fleming
Stock Fund                     from long-term growth of capital and             International, Inc.
                               income, principally through investments
                               in common stocks of established non-U.S.
                               companies. Investments may be made solely
                               for capital appreciation or solely for
                               income or any combination of both for the
                               purpose of achieving a higher overall
                               return.

Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. Certain of the Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors USA and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to the Separate Account (except for the T. Rowe Price Growth Stock Fund and T. Rowe Price International Stock
Fund). In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Certificate holders.

[Side Bar: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

Substitution of Fund shares

MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approve the substitution under the 1940 Act.

[Side Bar: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are attached to or accompanied by this Prospectus. The Statements of Additional Information are available upon your request.]

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

SERVICING AGENT

MLIG provides MetLife Investors USA with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.

Custodian

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

                                CONTRACT CHARGES

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

         Services and benefits MetLife Investors USA provides include:

                  - the ability for you to make withdrawals and surrenders under the Contracts;

                  -        the death benefit paid at your death;

                  -        the available funding options and related programs;

                  - administration of the annuity options available under the Contracts; and

                  - the distribution of various reports to Participants and the owners of the Contract.

         Costs and expenses incurred by MetLife Investors USA include:

                  - losses associated with various overhead and other expenses from providing the services and benefits under the Contracts;

                  -        sales and marketing expenses; and

                  -        other costs of doing business.

         Risks assumed by MetLife Investors USA include:

                  - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

                  - that the amount of the death benefit will be greater than the Participant's Account; and

                  - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

Premium Taxes

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).

Surrender Charge

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Participant's Account subject to any withdrawal limitation under the Plan to which the Contract is issued. Full or partial surrender during the first six Certificate Years will be subject to a surrender charge equal to 5% of the amount surrendered, plus any transaction fee. However, no surrender charge will be made in the event of a withdrawal under a Plan for:

         -        death

         -        disability

         -        retirement

         -        hardship

In addition, no surrender charge will be made from amounts transferred to another group annuity contract issued by MetLife Investors USA to the Owner in accordance with the terms of a Plan.

Should you have an existing annuity account with MetLife Investors USA under a group annuity contract issued to the Owner in accordance with the terms of the Plan and should the date of issuance of a certificate under such other annuity precede the Certificate Date (the "Alternate Certificate Date), then the Certificate Date used in the determination of surrender charges under the Contract will be the Alternate Certificate Date.

In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account.

Example of application of surrender charge. Assume your Participant's Account is $100,000 at the beginning of Certificate Year 2 and you withdraw $30,000. You would pay a surrender charge of $1,500.

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[Side Bar: The surrender charge covers marketing expenses for the sale of Certificates, such as commissions to sales personnel and other promotion and acquisition expenses.]

Administrative Fees

At the end of each Certificate Year, MetLife Investors USA will deduct an administrative fee of up to $9.50 plus an amount up to $2.50 for each Series in which you invest. As a result, these charges can range from $12.00 to $29.50. The fee will be prorated among Series in your account.

Contract administration expenses include:

                  -        the cost of policy issuance;

                  -        rent;

                  -        stationery and postage;

                  -        telephone and travel expenses;

                  -        salaries;

                  -        legal, administrative, actuarial and accounting fees;

                  -        periodic reports; and

                  -        office equipment, and custodial expenses.

Transaction Charges

A transaction charge of up to $10 may be deducted from your account for each transfer from a Series. (See "Transfers," page ___.) Similarly, in the case of a surrender, a transaction charge may be deducted from your account in an amount of the lesser of $10 or 2% of the amount surrendered.

Mortality and Expense Risk Charge

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to .89% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

Federal, State and Local Taxes

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

[Side Bar: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

Free Look Period

The Owner may cancel the Contract within a certain time period. This is known as a "free look." The Free Look Period is the 20-day period (or longer in certain states) starting when the Owner receives the Contract. MetLife Investors USA must receive the Owner's request to cancel in writing at its administrative office within the 20-day period. If the Contract is mailed to MetLife Investors USA, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund the Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account.

                          DESCRIPTION OF THE CONTRACTS

General

The Contract described in this prospectus is designed to provide Variable Annuity benefits to employers to fund in whole or in part deferred compensation plans which qualify under the provisions of Section 457 of the Code or to trusts to fund retirement plans that qualify under Section 401 of the Code (the Plans).

A group contract is issued to an employer or to a trust of a Plan which will be the Owner, covering all present and future Participants. Each Participant completes an enrollment form and arranges for Purchase Payments to begin. No certificates are issued to Participants under a deferred compensation or qualified retirement plan since all ownership rights in the Contract are held by the employer or the Plan trust. The Contract may be restricted by the governing instrument of a Plan as to the exercise by the Participant of his or her rights under the Contract. Participants and Owners should refer to the Plan for information concerning these restrictions.

Purchase Payments

You may make a Purchase Payment at any time. Your minimum Purchase Payment is $20, and minimum Purchase Payments must total $240 in a year.

Transfers

         Accumulation Units

You may transfer Accumulation Units among the Funds at any time. Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

         Annuity Units

You may transfer Annuity Units among the Series at any time. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

         Minimum Transfer

A minimum of $500 must be transferred from any Series. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

Transfers to Another Contract

You may transfer your Participant's Account to another group annuity contract issued by MetLife Investors USA to a Plan. The minimum transfer is the lesser of $500 or the value of the Participant's interest in the Series from which the transfer is made. A transaction charge of $10 will be deducted from the amount transferred.

Modification of the Contracts

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

         -        death benefits;

         -        deductions from Purchase Payments;

         - deductions from Participant's Accounts for administrative and transaction charges;

         - deductions from the Separate Account for mortality and expense risk fees; and

         -        guaranteed rates with respect to fixed benefits.

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

                  - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

                  - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

                  - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

The Contract may also be modified by written agreement between MetLife Investors USA and the Owner.

If you have any questions about any of the provisions of your Contract, you may write or call:

                     MetLife Investors USA Insurance Company
                                  P.O.Box 46539
                              Denver, CO 80201-6539
                              Phone: (800) 238-4536
Assignments

The Contract permits you to assign your rights under it. However, deferred compensation plans which conform to the requirements under Section 457 of the Code do not permit Participants to have any direct rights in the Contract, and the Code provides that interests in a qualified retirement plans under Section 401 (excluding government plans) must be non-transferable and non-assignable.

                               ACCUMULATION PERIOD

Crediting Accumulation Units in the Separate Account MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

         Separate Account Accumulation Unit current values

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[Side Bar: The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

Surrender from the Separate Account

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Income Tax Status" on page ___. You should consult your tax adviser before making a withdrawal.

The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges and transaction charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series to have an after surrender value of less than $500. However, if you are withdrawing the entire amount allocated to a Series, this restriction does not apply.

         Payment of Surrender Amount

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

                  - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

                  -        The SEC permits the suspension of withdrawals; or

                  - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Account Statements

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

                  -        all transactions for the period being reported;

                  - the number of Accumulation Units that are credited to your Contract in each Series;

                  -        the current Accumulation Unit value for each Series;
                           and

                  - your Participant's Account as of the end of the reporting period.

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 10 days from the date of the statement.

                                ANNUITY BENEFITS

Variable Annuity Payments

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

Assumed Investment Return

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

Election of Annuity Date and Form of Annuity

You choose the Annuity Date and the form of Annuity payment.

         Election of Annuity Date

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the first day of the month on or immediately before the earlier of:

                  -        the month in which you attain age 85; or

                  - the date you are required to take a distribution under the terms of the Plan to which the Contract is issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

         Form of Annuity

[Side Bar: There are two people who are involved in payments under your Annuity:

                  -        you, the Participant and Annuitant

                  -        the Beneficiary

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

Option 1 - Life Annuity

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

Option 3 - Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

Option 4 - Joint and Last Survivor Life Annuity

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

Option 5 - Payments for a Designated Period (Fixed Annuity Only)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

                  -        the mortality table specified in the Contract;

                  -        the age and where permitted the sex of the Annuitant;

                  -        the type of Annuity payment option selected; and

                  -        the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

                  -        the number of years in the payment period, and

                  - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

Frequency of Payment

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

Level Payments Varying Annually

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

Annuity Unit Values

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

                  - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date.

                  - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

                  - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

                  - Finally, the previous Annuity Unit Value is multiplied by this result.

                                 DEATH BENEFITS

Death Before the Annuity Date

If you die before the Annuity Date your Beneficiary(ies) will receive a death benefit equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiaries will be entitled to receive a lump sum settlement equal to the greater of:

         - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

         -        your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

                  1) A lump sum that must be made within five (5) years of your death; or

                  2) Annuity income under Annuity Income Options One, Two or Five.

If your Beneficiary(ies) chooses one of the Annuity income options:

                           - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

                           - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

                           - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as the Participant rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

                  -        Your Beneficiary(ies) and you die at the same time.

                  - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

Death After the Annuity Date

If you die on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

                  - have all the remaining rights and powers under a Certificate, and

                  - be subject to all the terms and conditions of the Certificate.

If none of your Beneficiaries survive your death, the value of any remaining payments certain, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to your estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL TAX CONSIDERATIONS

Federal Tax Considerations

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

[SIDE BAR: A QUALIFIED CONTRACT is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans").

      For purposes of this Prospectus, qualified plans include:

         - SECTION 401 PLANS and 403(a)(pension and profit-sharing plans, including plans for the self-employed)

         - SECTION 403(b) PLANS (tax-deferred annuities)

         - SECTION 457(b) PLANS (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible
Section 457 plan")

         - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES ("IRAs")

         - ROTH IRAs

A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.]

[SIDE BAR: Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and these should be reasons other than tax deferral for purchasing the contract.]

The full amount of all distributions received from a Section 401,Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

     MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70-1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

     EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59-1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

[As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
     --------------------------------------------------------------------------
                                                  401            403(b)     IRA
     --------------------------------------------------------------------------
     After you die                                  x              x         x
     (paid to your Beneficiary(ies)
     --------------------------------------------------------------------------
     After you become totally disabled (as          x              x         x
     defined in the Code)
     --------------------------------------------------------------------------
     If you separate from service after you         x              x
     reach age 55
     --------------------------------------------------------------------------

     In a series of substantially equal             x(1)          x(1)       x
     payments made annually (or more frequently over your life or life expectancy or over the joint lives (or joint and last survivor life expectancy) of you and your designated beneficiary (SEPP exception).

     --------------------------------------------------------------------------

     --------------------------------------------------------------------------
     Pursuant to a domestic relations order         x              x
     --------------------------------------------------------------------------
(1)      After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

     ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement(except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any Federal income tax under some circumstances. These circumstances are as follows:

          Distribution from:                          May be Rolled into:
          ------------------                          -------------------
---------------------------------------------------- --------------------------------------------------
Section 401 plan, Section 403(a) plan, Section       Section 401 plan, Section 403(a) plan,
403(b) plan , eligible section 457(b) plan of a      Section 403(b) plan , eligible section 457(b)
governmental employer                                plan of a governmental employer or Traditional
                                                     IRA
---------------------------------------------------- --------------------------------------------------

     DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

     MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     o paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     o    paid over a period of 10 years or more;

     o    necessary to satisfy the minimum distribution requirements; or

     o    Hardship Distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the code.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

       OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

       TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

                                  VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, the Owner has voting interests under the Contract concerning Fund shares and is entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, the Owner is entitled to give us instructions for the number of shares which are deemed attributable to the Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by Contract Owners who have voting interests in the Funds. MetLife Investors USA will send Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive the Owner's voting instructions, it will vote the Owner's interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that the Owner receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners on the record date may vote.

The number of shares to which the Owner is entitled to vote is calculated by dividing the portion of all of the Participant's Accounts allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

                             ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 2, 2002, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                                TABLE OF CONTENTS

                                                                    Page
                                                                    ----

The Insurance Company                                                 3

The Separate Account                                                  3

Surrender Charges                                                     3

Net Investment Factor                                                 3

Annuity Payments                                                      4

Additional Federal Income Tax Information                             5

Underwriters, Distribution of the Contracts                           6

Voting Rights                                                         6

Safekeeping of Securities                                             6

Servicing Agent                                                       6

Experts                                                  6

Legal Matters                                                         6

State Regulation of MetLife Investors USA                             6

Financial Statements                                                  7

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

      -----------------------------------------------------------------

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

      -----------------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                   MAY 2, 2002

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 2, 2002, may be obtained without charge by writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539 or by telephoning (800) 238-4536

SF 234

                                TABLE OF CONTENTS

                                                                    Page
                                                                    ----

The Insurance Company                                                 3

The Separate Account                                                  3

Surrender Charges                                                     3

Net Investment Factor                                                 3

Annuity Payments                                                      4

Additional Federal Income Tax Information                             5

Underwriters, Distribution of the Contracts                           6

Voting Rights                                                         6

Safekeeping of Securities                                             6

Servicing Agent                                                       6

Experts                                                  6

Legal Matters                                                         6

State Regulation of MetLife Investors USA                             6

Financial Statements                                                  7

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA") changed its name to its present name January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors Separate Account A, (formerly Security First Life Separate Account A) ("Separate Account") presently funds the contracts described in the prospectuses and group variable annuity contracts on Forms 8010, SF 1700, SF 226R1, SF224FL, SF 230, SF 234, SF 236FL and individual annuity contracts on Form SF 135R2C and Form SF 135PB2. These individual and group variable annuity contracts are described in other prospectuses. The combination fixed and variable contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described individual and group variable annuity contacts.

Amounts allocated to the Separate Account are invested in the securities of eight Funds: J.P. Morgan Quality Bond Portfolio and the Lord Abbott Growth and Income Portfolio of the Met Investors Series Trust; the Money Market Portfolio and Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund; the Asset Manager Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; the T. Rowe Price Growth Stock Fund; and the T. Rowe Price International Stock Fund. The Separate Account is divided into Series which correspond to these eight Funds.

SURRENDER CHARGES

Subject to the Plan with respect to which the Contract has been issued, all or a portion of the Participant's Account may be surrendered at any time prior to the Annuity Date. In the event of a partial or full surrender on or before the sixth anniversary of the Certificate Date, the portion of the Participant's Account surrendered will be subject to a surrender charge equal to 5% of the amount surrendered. Any surrender after the sixth anniversary of the Certificate Date will not be subject to a surrender charge. In no event, however, will surrender charges imposed exceed 9% of the Purchase Payments received. No surrender charge will be deducted from any amount surrendered and reinvested by the Participant in another group annuity contract issued by MetLife Investors USA to the Owner under the Plan with respect to which the Contract is issued.

Notwithstanding the above, should a Participant have an existing annuity account with MetLife Investors USA under a group annuity contract issued to the Owner in accordance with the terms of the Plan with respect to which the Contract was issued and should the date of the Participant's first Purchase Payment to this group annuity contract precede the Certificate Date, then the Certificate Date used in the determination of surrender charges under the Certificate shall be deemed to be the date of such first Purchase Payment under the group annuity contract.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Series and the deduction of the mortality and administrative expense risk fees) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of the business on such day, plus the per share amount of any distributions made by such Series on such day by (ii) the net asset value of share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from this result the mortality and administrative expense risk fees factor of 0.002438 for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Annuity Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946 - 1965                            AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments for First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Participant on the last day of the second calendar week before the Annuity Date. The Contract contains tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly Annuity Payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account Value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity payment for the first year is the sum of the monthly Annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity payments no later than 7 days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than, equal to or greater than the Assumed Investment Return.

Annuity Unit Values

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity Change Factor" for the second preceding Valuation Period. The Annuity Change Factor is an adjusted measurement of the investment performance of the Series since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Series. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity Change Factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and variable annuity contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell variable annuity contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 7.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in all states where MetLife Investors USA is qualified to sell insurance. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

VOTING RIGHTS

Unless otherwise restricted by the Plan under which a Contract is issued, each Participant will have the right to instruct MetLife Investors USA with respect to voting the Funds' shares which are the assets underlying the Participant's interest in the Separate Account, at all regular and special shareholder meetings. An Annuitant's voting power with respect to Funds' shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

All assets of the Separate Account are held in the custody of MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An Administrative Services Agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the record keeping and administrative services for the Separate Account. MetLife Investors USA has not paid fees to MLIG for these services.

EXPERTS

The financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Richard C. Pearson, Attorney at Law, 22 Corporate Plaza Drive, Newport Beach, CA. 92660.

STATE REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance

Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA.

In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA and subsidiaries contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Contracts and custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
MetLife Investors USA Insurance Company and
Contract Owners of MetLife Investors USA Separate Account A

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors USA Separate Account A (the Separate Account) of MetLife Investors USA Insurance Company as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these respective financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 26, 2002

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets:
   Investments at market value:
     Met Investors Series Trust (Met Investors):
       Lord Abbett Growth and Income Portfolio                            13,013,485 shares   $  326,117,935
       Lord Abbett Growth and Income Portfolio B                           1,370,852 shares       34,285,000
       Lord Abbett Bond Debenture Portfolio B                              1,182,926 shares       13,248,772
       Quality Bond Portfolio                                              2,455,465 shares       28,016,852
       Putnam Research Portfolio                                           4,362,132 shares       35,507,757
       Putnam Research Portfolio B                                         1,136,747 shares        9,241,751
       MIST AIM Mid Cap Equity Portfolio B                                    91,701 shares        1,010,541
       MIST AIM Small Cap Growth Portfolio B                                 118,856 shares        1,413,192
       MIST SSR Concentrated Int'l Portfolio B                                20,197 shares          218,930
       Oppenheimer Capital Appreciation Portfolio B                        2,538,046 shares       21,751,057
       PIMCO Money Market Portfolio B                                     20,686,769 shares       20,686,769
       Janus Aggressive Growth Portfolio B                                 1,387,907 shares       10,270,512
       PIMCO Total Return Bond Portfolio                                   2,724,062 shares       28,194,041
       PIMCO Total Return Bond Portfolio B                                 2,469,346 shares       25,508,341
       PIMCO Innovation Portfolio B                                          725,959 shares        4,479,166
       MFS Mid Cap Growth Portfolio B                                      1,644,757 shares       13,717,271
       MFS Research International Portfolio B                                904,359 shares        7,668,964
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                                                    98,590 shares        2,302,066
       AIM V.I. Capital Appreciation Fund                                     49,041 shares        1,065,165
       AIM V.I. International Equity Fund                                     50,399 shares          751,445
       AIM V.I. Balanced Fund                                                145,822 shares        1,582,169
     MFS Variable Insurance Trust (MFS):
       MFS Research Series                                                    37,389 shares          535,412
       MFS Investors Trust Series                                             14,865 shares          254,629
       MFS New Discovery Series                                               39,706 shares          606,304
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Main Street Growth & Income Fund                          123,804 shares        2,351,033
       Oppenheimer Bond Fund                                                  33,228 shares          372,481
       Oppenheimer Strategic Bond Fund                                        70,202 shares          324,334
       Oppenheimer Small Capital Growth Fund                                  14,527 shares          160,518
       Oppenheimer Money Fund                                                893,964 shares          893,964
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
       VIP II Asset Manager Portfolio                                     13,100,488 shares      190,088,081
       VIP Growth Portfolio                                                9,749,452 shares      327,679,076
       VIP II Contrafund Portfolio                                        10,924,399 shares      219,908,144
       VIP Overseas Portfolio                                              1,096,521 shares       15,219,714
       VIP Equity-Income Portfolio                                         1,446,637 shares       32,910,995
       VIP II Index 500 Portfolio                                          1,992,481 shares      259,161,945
       VIP Money Market Portfolio                                         34,584,225 shares       34,584,225
     Scudder I Variable Series I (Scudder I):
       International Portfolio                                             2,132,260 shares       17,164,697
     Metropolitan Life Series (MetLife):
       Janus Mid Cap Portfolio                                                71,217 shares        1,044,035
       Russell 2000 Index Portfolio                                           39,367 shares          410,593
       Putnam International Stock Portfolio                                   34,931 shares          331,143
       Putnam Large Cap Growth Portfolio                                      91,321 shares          461,170

See accompanying notes to financial statements

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account assets, continued:
  Investments at market value, continued:
    Metropolitan Life Series (MetLife) (Cont'd):
      Loomis Sayles High Yield Bond Portfolio                                 10,774 shares   $       84,035
      MetLife Stock Index Portfolio B                                         60,107 shares        1,805,009
    VanKampen LIT Funds (VanKampen):
      Emerging Growth Fund                                                    29,730 shares          843,157
      Enterprise Fund                                                         17,922 shares          266,853
      Strategic Stock Fund                                                    24,093 shares          285,497
    Federated Investors Insurance Company (Federated):
      Equity Income Fund II                                                   39,293 shares          490,774
      High Income Bond Fund                                                   35,263 shares          272,234
      American Leaders Fund II                                                60,446 shares        1,163,576
      Growth Strategic Fund II                                                13,344 shares          235,519
    Neuberger Berman (Neuberger Berman):
      Genesis                                                                114,006 shares        3,318,713
      Partners                                                                98,856 shares        1,583,669
    The Alger American Fund (Alger):
      Small Capitalization Fund                                            3,381,671 shares       55,966,650
    T. Rowe Price Funds (T. Rowe):
      Growth Fund                                                          1,702,003 shares       41,154,427
      International Fund                                                     515,543 shares        5,665,817
      Prime Reserve Fund                                                   1,510,295 shares        1,510,295
    Janus Capital Funds Corp. (Janus):
      Aspen Worldwide Growth                                                 291,938 shares        8,331,913
    New England Zenith Fund (Zenith):
      Davis Venture Value Fund E                                           1,150,052 shares       26,853,714
      Harris Oakmark Mid Cap Value Fund B                                    120,646 shares       22,227,833
                                                                                              --------------
        Total assets                                                                          $1,863,559,874
                                                                                              ==============

Sub-account liabilities:
  Due to/(from) general account, net:
    Met Investors Lord Abbett Growth and Income Portfolio                                     $      464,236
    Met Investors Lord Abbett Growth and Income Portfolio B                                            7,792
    Met Investors Lord Abbett Bond Debenture Portfolio B                                               3,038
    Met Investors Quality Bond Portfolio                                                              38,620
    Met Investors Putnam Research Portfolio                                                            6,040
    Met Investors Putnam Research Portfolio B                                                          2,069
    Met Investors MIST AIM Mid Cap Equity Portfolio B                                                    346
    Met Investors MIST AIM Small Cap Growth Portfolio B                                                  390
    Met Investors MIST SSR Concentrated Int'l Portfolio B                                                199
    Met Investors Oppenheimer Capital Appreciation Portfolio B                                         5,054
    Met Investors PIMCO Money Market Portfolio B                                                       5,926
    Met Investors Janus Aggressive Growth Portfolio B                                                  2,226
    Met Investors PIMCO Total Return Portfolio                                                         4,918
    Met Investors PIMCO Total Return Bond Portfolio B                                                  5,952
    Met Investors PIMCO Innovation Portfolio B                                                       104,396
    Met Investors MFS Mid Cap Growth Portfolio B                                                       3,166
    Met Investors MFS Research International Portfolio B                                               1,838
    AIM V.I. Value Fund                                                                                2,330

See accompanying notes to financial statements

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account liabilities:
  Due to/(from) general account, net, continued:
    AIM V.I. Capital Appreciation Fund                                                        $        1,838
    AIM V.I. International Equity Fund                                                                   958
    AIM V.I. Balanced Fund                                                                             2,582
    MFS Research Series                                                                                  665
    MFS Investors Trust Series                                                                           199
    MFS New Discovery Series                                                                             698
    Oppenheimer Main Street Growth & Income Fund                                                       2,493
    Oppenheimer Bond Fund                                                                                792
    Oppenheimer Strategic Bond Fund                                                                      394
    Oppenheimer Small Cap Growth Fund                                                                  1,869
    Oppenheimer Money Fund                                                                               459
    Fidelity VIP II Asset Manager Portfolio                                                          301,072
    Fidelity VIP Growth Portfolio                                                                    411,163
    Fidelity VIP II Contrafund Portfolio                                                             272,991
    Fidelity VIP Overseas Portfolio                                                                   20,551
    Fidelity VIP Equity-Income Portfolio                                                              50,646
    Fidelity VIP II Index 500 Portfolio                                                            1,360,721
    Fidelity VIP Money Market Portfolio                                                               64,769
    Scudder I International Portfolio                                                                 26,174
    MetLife Janus Mid Cap Portfolio                                                                    8,075
    MetLife Russell 2000 Index Portfolio                                                               2,375
    MetLife Putnam International Stock Portfolio                                                       2,486
    MetLife Putnam Large Cap Growth Portfolio                                                            635
    MetLife Loomis Sayles High Yield Bond Portfolio                                                      351
    MetLife Stock Index Portfolio B                                                                      159
    Van Kampen Emerging Growth Fund                                                                    1,081
    Van Kampen Enterprise Fund                                                                           279
    Van Kampen Strategic Stock Fund                                                                      247
    Federated Equity Income Fund II                                                                      712
    Federated High Income Bond Fund                                                                      742
    Federated American Leaders II                                                                      1,813
    Federated Growth Strategic Fund II                                                                   446
    Neuberger Berman Genesis                                                                             980
    Neuberger Berman Partners                                                                          1,018
    Alger Small Capitalization Fund                                                                   78,586
    T. Rowe Growth Fund                                                                               74,043
    T. Rowe International Fund                                                                         8,103
    T. Rowe Prime Reserve Fund                                                                         1,849
    Janus Aspen Worldwide Growth                                                                       6,365
    New England Zenith Davis Venture Value Fund E                                                      6,063
    New England Zenith Harris Oakmark Mid Cap Value Fund B                                             5,233
                                                                                              --------------
      Total liabilities                                                                       $    3,381,211
                                                                                              ==============

Sub-account net assets:
  Met Investors Lord Abbett Growth and Income Portfolio                                       $  325,653,699

See accompanying notes to financial statements

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
  Met Investors Lord Abbett Growth and Income Portfolio B                                     $   34,277,208
  Met Investors Lord Abbett Bond Debenture Portfolio B                                            13,245,734
  Met Investors Quality Bond Portfolio                                                            27,978,232
  Met Investors Putnam Research Portfolio                                                         35,501,717
  Met Investors Putnam Research Portfolio B                                                        9,239,682
  Met Investors MIST AIM Mid Cap Equity Portfolio B                                                1,010,195
  Met Investors MIST AIM Small Cap Growth Portfolio B                                              1,412,802
  Met Investors MIST SSR Concentrated Int'l Portfolio B                                              218,731
  Met Investors Oppenheimer Capital Appreciation Portfolio B                                      21,746,003
  Met Investors PIMCO Money Market Portfolio B                                                    20,680,843
  Met Investors Janus Aggressive Growth Portfolio B                                               10,268,286
  Met Investors Pimco Total Return Bond Portfolio                                                 28,189,123
  Met Investors PIMCO Total Return Bond Portfolio B                                               25,502,389
  Met Investors PIMCO Innovation Portfolio B                                                       4,374,770
  Met Investors MFS Mid Cap Growth Portfolio B                                                    13,714,105
  Met Investors MFS Research International Portfolio B                                             7,667,126
  AIM V.I. Value Fund                                                                              2,299,736
  AIM V.I. Capital Appreciation Fund                                                               1,063,327
  AIM V.I. International Equity Fund                                                                 750,487
  AIM V.I. Balanced Fund                                                                           1,579,587
  MFS Research Series                                                                                534,747
  MFS Investors Trust Series                                                                         254,430
  MFS New Discovery Series                                                                           605,606
  Oppenheimer Main Street Growth & Income Fund                                                     2,348,540
  Oppenheimer Bond Fund                                                                              371,689
  Oppenheimer Strategic Bond Fund                                                                    323,940
  Oppenheimer Small Capital Growth Fund                                                              160,059
  Oppenheimer Money Fund                                                                             892,095
  Fidelity VIP II Asset Manager Portfolio                                                        189,787,009
  Fidelity VIP Growth Portfolio                                                                  327,267,913
  Fidelity VIP II Contrafund Portfolio                                                           219,635,153
  Fidelity VIP Overseas Portfolio                                                                 15,199,163
  Fidelity VIP Equity-Income Portfolio                                                            32,860,349
  Fidelity VIP II Index 500 Portfolio                                                            257,801,224
  Fidelity VIP Money Market Portfolio                                                             34,519,456
  Scudder I International Portfolio                                                               17,138,523
  MetLife Janus Mid Cap Portfolio                                                                  1,035,960
  MetLife Russell 2000 Index Portfolio                                                               408,218
  MetLife Putnam International Stock Portfolio                                                       328,657
  MetLife Putnam Large Cap Growth Portfolio                                                          460,535
  MetLife Loomis Sayles High Yield Bond Portfolio                                                     83,684
  MetLife Stock Index Portfolio B                                                                  1,804,850
  Van Kampen Emerging Growth Fund                                                                    842,076
  Van Kampen Enterprise Fund                                                                         266,574
  Van Kampen Strategic Stock Fund                                                                    285,250
  Federated Equity Income Fund II                                                                    490,062
  Federated High Income Bond Fund                                                                    271,492
  Federated American Leaders Fund II                                                               1,161,763
  Federated Growth Strategic Fund II                                                                 235,073

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Assets and Liabilities
December 31, 2001

Sub-account net assets, continued:
  Neuberger Berman Genesis                                                                         3,317,733
  Neuberger Berman Partners                                                                        1,582,651
  Alger Small Capitalization                                                                      55,888,064
  T. Rowe Growth Fund                                                                             41,080,384
  T. Rowe International Fund                                                                       5,657,714
  T. Rowe Prime Reserve Fund                                                                       1,508,446
  Janus Aspen Worldwide Growth                                                                     8,325,548
  New England Zenith Davis Venture Value Fund E                                                   26,847,651
  New England Zenith Harris Oakmark Mid Cap Value Fund B                                          22,222,600
                                                                                              --------------
                                                                                              $1,860,178,663
                                                                                              ==============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                                   Met Investors
                                           ----------------------------------------------------------------------------------------
                                            Lord Abbett   Lord Abbett
                                              Growth         Growth                                                    Blackrock
                                               and            and              Bond         Quality     Blackrock        U.S.
                                              Income      Income B (a)   Debenture B (a)     Bond      Equity (b)    Government (b)
                                           ------------   ------------   ---------------   ---------   -----------   --------------
Income:
  Dividends                                $  3,235,480       29,006          90,040       1,289,718        75,241     1,408,830
                                           ------------    ---------         -------       ---------   -----------     ---------

Expenses:
  Mortality and expense risk                  3,278,495      114,095          37,386         273,299       292,372       236,655
  Administrative fee                            442,714       19,993           6,511          33,226        34,645        28,036
                                           ------------    ---------         -------       ---------   -----------     ---------
    Total expenses                            3,721,209      134,088          43,897         306,525       327,017       264,691
                                           ------------    ---------         -------       ---------   -----------     ---------

      Net investment income (loss)             (485,729)    (105,082)         46,143         983,193      (251,776)    1,144,139
                                           ------------    ---------         -------       ---------   -----------     ---------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (2,374,907)      (3,532)           (173)        (18,380)  (15,126,892)      463,983
  Realized gain distributions                        --           --              --              --            --            --
                                           ------------    ---------         -------       ---------   -----------     ---------
    Net realized gain (loss)                 (2,374,907)      (3,532)           (173)        (18,380)  (15,126,892)      463,983
                                           ------------    ---------         -------       ---------   -----------     ---------

Change in unrealized appreciation
  (depreciation)                            (11,523,760)   1,177,296          66,391          59,526            --            --
                                           ------------    ---------         -------       ---------   -----------     ---------

     Net increase (decrease) in net
       assets from operations              $(14,384,396)   1,068,682         112,361       1,024,339   (15,378,668)    1,608,122
                                           ============    =========         =======       =========   ===========     =========

(a) For the period from March 21, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to October 15, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                            Met Investors
                                           -----------------------------------------------
                                                                              MIST AIM
                                                                               Mid Cap
                                             Putnam         Putnam             Equity
                                           Research (c)   Research B (a)   Portfolio B (d)
                                           ------------   --------------   ---------------
Income:
  Dividends                                 $   24,304        20,375              502
                                            ----------       -------           ------

Expenses:
  Mortality and expense risk                    70,709        32,044              904
  Administrative fee                            18,201         5,589              152
                                            ----------       -------           ------
    Total expenses                              88,910        37,633            1,056
                                            ----------       -------           ------

    Net investment income (loss)               (64,606)      (17,258)            (554)
                                            ----------       -------           ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                      24,378        (2,448)               8
  Realized gain distributions                       --            --               --
                                            ----------       -------           ------
     Net realized gain (loss)                   24,378        (2,448)               8
                                            ----------       -------           ------

Change in unrealized appreciation
  (depreciation)                             2,388,915        73,143           22,724
                                            ----------       -------           ------

    Net increase (decrease) in net
      assets from operations                $2,348,687        53,437           22,178
                                            ==========       =======           ======

                                                            Met Investors
                                           ------------------------------------------------
                                              MIST AIM          MIST SSR       Oppenheimer
                                              Small Cap       Concentrated       Capital
                                              Growth             Int'l         Appreciation
                                           Portfolio B (d)   Portfolio B (d)       B (a)
                                           ---------------   ---------------   ------------
Income:
  Dividends                                        --               173             7,606
                                               ------             -----          --------

Expenses:
  Mortality and expense risk                    1,090               381            76,776
  Administrative fee                              192                60            13,311
                                               ------             -----          --------
    Total expenses                              1,282               441            90,087
                                               ------             -----          --------

    Net investment income (loss)               (1,282)             (268)          (82,481)
                                               ------             -----          --------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                        663             2,604              (525)
  Realized gain distributions                      --             2,370                --
                                               ------             -----          --------
    Net realized gain (loss)                     663             4,974              (525)
                                               ------             -----          --------

Change in unrealized appreciation
  (depreciation)                               44,343             3,825           (24,399)
                                               ------             -----          --------

    Net increase (decrease) in net
       assets from operations                  43,724             8,531          (107,405)
                                               ======             =====          ========

(a) For the period from March 21, 2001 to December 31, 2001.
(c) For the period from March 19, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                            Met Investors
                               -----------------------------------------------------------------------------------------------------
                                                                                                                            MFS
                                  PIMCO          Janus          PIMCO         PIMCO         PIMCO           MFS         Research
                                  Money       Aggressive     Total Return   Total Return   Innovation     Mid Cap      International
                               Market B (a)   Growth B (a)    Bond (e)      Bond B (a)      B (a)       Growth B (a)      B (a)
                               ------------   ------------   ------------   ------------   ----------   ------------  --------------
Income:
  Dividends                      $109,159            --         247,191        303,268           --            --           5,427
                                 --------       -------        --------       --------      -------       -------        --------

Expenses:
  Mortality and expense risk       74,319        41,490          62,286         81,662       16,737        46,906          31,020
  Administrative fee               12,982         7,175          15,327         14,537        2,884         8,098           5,355
                                 --------       -------        --------       --------      -------       -------        --------
    Total expenses                 87,301        48,665          77,613         96,199       19,621        55,004          36,375
                                 --------       -------        --------       --------      -------       -------        --------

    Net investment income
      (loss)                       21,858       (48,665)        169,578        207,069      (19,621)      (55,004)        (30,948)
                                 --------       -------        --------       --------      -------       -------        --------

Net realized gain (loss) on
  investments:
  Realized gain (loss) on
    sale of fund shares                --        (1,787)          6,403          4,126      (13,170)          230         (58,475)
  Realized gain
    distributions                      --            --          98,332        204,368           --            --              --
                                 --------       -------        --------       --------      -------       -------        --------
    Net realized gain
      (loss)                           --        (1,787)        104,735        208,494      (13,170)          230         (58,475)
                                 --------       -------        --------       --------      -------       -------        --------

Change in unrealized
  appreciation
  (depreciation)                       --        63,666        (348,024)      (289,416)     (24,789)      532,265         (48,206)
                                 --------       -------        --------       --------      -------       -------        --------

    Net increase (decrease)
      in net assets from
      operations                 $ 21,858        13,214         (73,711)       126,147      (57,580)      477,491        (137,629)
                                 ========       =======        ========       ========      =======       =======        ========

(a) For the period from March 21, 2 001 to December 31, 2001.
(e) For the period from October 15, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                 AIM                                           MFS
                                           ---------------------------------------------------   --------------------------------

                                                         Capital      International                         Investors     New
                                             Value     Appreciation      Equity       Balanced   Research     Trust     Discovery
                                           ---------   ------------   -------------   --------   --------   ---------   ---------
Income:
  Dividends                                $   3,079           --          2,553        27,418      5,653      1,111      16,865
                                           ---------     --------       --------      --------   --------    -------     -------

Expenses:
  Mortality and expense risk                  29,277       13,013         10,075        18,465      6,651      2,591       7,389
  Administrative fee                           1,997          884            658         2,252        453        201         496
                                           ---------     --------       --------      --------   --------    -------     -------
    Total expenses                            31,274       13,897         10,733        20,717      7,104      2,792       7,885
                                           ---------     --------       --------      --------   --------    -------     -------

    Net investment income (loss)             (28,195)     (13,897)        (8,180)        6,701     (1,451)    (1,681)      8,980
                                           ---------     --------       --------      --------   --------    -------     -------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (64,975)     (59,098)       (44,180)      (44,299)   (33,804)      (877)    (25,011)
  Realized gain distributions                 46,734       87,084         19,968            --     55,851      3,929         667
                                           ---------     --------       --------      --------   --------    -------     -------
    Net realized gain (loss)                 (18,241)      27,986        (24,212)      (44,299)    22,047      3,052     (24,344)
                                           ---------     --------       --------      --------   --------    -------     -------

Change in unrealized appreciation
  (depreciation)                            (285,881)    (283,222)      (188,899)     (156,755)  (154,195)   (34,906)    (28,715)
                                           ---------     --------       --------      --------   --------    -------     -------

    Net increase (decrease) in net
      assets from operations               $(332,317)    (269,133)      (221,291)     (194,353)  (133,599)   (33,535)    (44,079)
                                           =========     ========       ========      ========   ========    =======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                Oppenheimer                     Fidelity
                                           -------------------------------------------------   -----------
                                             Main
                                            Street                          Small
                                            Growth              Strategic   Capital               Asset
                                           & Income     Bond      Bond      Growth    Money      Manager
                                           ---------   ------   ---------   -------   ------   -----------
Income:
  Dividends                                $  11,773   26,671     6,052         --    34,278     8,419,844
                                           ---------   ------    ------     ------    ------   -----------

Expenses:
  Mortality and expense risk                  29,991    4,795     3,451      1,652    11,235     2,327,993
  Administrative fee                           2,063      329       252        211     1,232       276,696
                                           ---------   ------    ------     ------    ------   -----------
      Total expenses                          32,054    5,124     3,703      1,863    12,467     2,604,689
                                           ---------   ------    ------     ------    ------   -----------

      Net investment income (loss)           (20,281)  21,547     2,349     (1,863)   21,811     5,815,155
                                           ---------   ------    ------     ------    ------   -----------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (68,584)   1,676      (911)    (1,220)       --    (2,960,957)
  Realized gain distributions                     --       --     8,000         --        --     3,157,441
                                           ---------   ------    ------     ------    ------   -----------
      Net realized gain (loss)               (68,584)   1,676     7,089     (1,220)       --       196,484
                                           ---------   ------    ------     ------    ------   -----------

Change in unrealized appreciation
  (depreciation)                            (184,937)  (2,406)   (1,198)     2,900        --   (17,497,418)
                                           ---------   ------    ------     ------    ------   -----------

      Net increase (decrease) in net
        assets from operations             $(273,802)  20,817     8,240       (183)   21,811   (11,485,779)
                                           =========   ======    ======     ======    ======   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                                               Fidelity
                                           ------------------------------------------------------------------------------
                                                                                       Equity        Index        Money
                                              Growth      Contrafund     Overseas      Income         500         Market
                                           ------------   -----------   ----------   ----------   -----------   ---------
Income:
  Dividends                                $    292,105     1,694,109      984,927      624,039     3,189,558   1,405,217
                                           ------------   -----------   ----------   ----------   -----------   ---------

Expenses:
  Mortality and expense risk                  4,198,659     2,637,982      202,125      460,706     3,204,227     403,508
  Administrative fee                            455,019       290,497       23,105       29,202       379,481      50,242
                                           ------------   -----------   ----------   ----------   -----------   ---------
      Total expenses                          4,653,678     2,928,479      225,230      489,908     3,583,708     453,750
                                           ------------   -----------   ----------   ----------   -----------   ---------

      Net investment income (loss)           (4,361,573)   (1,234,370)     759,697      134,131      (394,150)    951,467
                                           ------------   -----------   ----------   ----------   -----------   ---------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (5,609,406)     (390,876)    (681,735)    (118,581)    1,247,468          --
  Realized gain distributions                27,457,908     5,979,206    1,556,820    1,753,254            --          --
                                           ------------   -----------   ----------   ----------   -----------   ---------
      Net realized gain (loss)               21,848,502     5,588,330      875,085    1,634,673     1,247,468          --
                                           ------------   -----------   ----------   ----------   -----------   ---------

Change in unrealized appreciation
  (depreciation)                            (96,891,396)  (36,487,417)  (6,247,911)  (4,191,242)  (40,958,152)         --
                                           ------------   -----------   ----------   ----------   -----------   ---------

      Net increase (decrease) in net
        assets from operations             $(79,404,467)  (32,133,457)  (4,613,129)  (2,422,438)  (40,104,834)    951,467
                                           ============   ===========   ==========   ==========   ===========   =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                             Scudder I                                   MetLife
                                           -------------   --------------------------------------------------------------------
                                                                                                              Loomis
                                                                      Russell      Putnam         Putnam      Sayles     Stock
                                                             Janus     2000     International   Large Cap   High Yield   Index
                                           International    Mid Cap    Index       Stock          Growth       Bond      B (a)
                                           -------------   --------   -------   -------------   ---------   ----------   ------
Income:
  Dividends                                 $    75,115          --      754           763            --       8,384         --
                                            -----------    --------   ------       -------      --------      ------     ------

Expenses:
  Mortality and expense risk                    223,862      13,667    3,697         3,687         5,503         812      1,991
  Administrative fee                             24,795       1,497      499           270           395         115        360
                                            -----------    --------   ------       -------      --------      ------     ------
    Total expenses                              248,657      15,164    4,196         3,957         5,898         927      2,351
                                            -----------    --------   ------       -------      --------      ------     ------

    Net investment income (loss)               (173,542)    (15,164)  (3,442)       (3,194)       (5,898)      7,457     (2,351)
                                            -----------    --------   ------       -------      --------      ------     ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                     (983,526)   (249,910)  (7,084)      (16,152)      (62,146)     (4,137)     4,951
  Realized gain distributions                 3,521,024          --       --         9,895            --          --         --
                                            -----------    --------   ------       -------      --------      ------     ------
    Net realized gain (loss)                  2,537,498    (249,910)  (7,084)       (6,257)      (62,146)     (4,137)     4,951
                                            -----------    --------   ------       -------      --------      ------     ------

Change in unrealized appreciation
  (depreciation)                             (9,574,760)   (295,850)  15,332       (56,041)      (87,364)     (7,353)    13,854
                                            -----------    --------   ------       -------      --------      ------     ------

    Net increase (decrease) in net
      assets from operations                $(7,210,804)   (560,924)   4,806       (65,492)     (155,408)     (4,033)    16,454
                                            ===========    ========   ======       =======      ========      ======     ======

(a) For the period from March 21, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                                       Van Kampen                             Federated
                                           ----------------------------------   ---------------------------------------
                                                                                           High
                                            Emerging                Strategic   Equity    Income    American    Growth
                                             Growth    Enterprise     Stock     Income     Bond     Leaders    Strategy
                                           ---------   ----------   ---------   -------   -------   --------   --------
Income:
  Dividends                                $      --        423          --       8,144    36,712    13,557      4,381
                                           ---------    -------      ------     -------   -------   -------    -------

Expenses:
  Mortality and expense risk                  10,732      2,778       2,660       5,908     4,145    13,363      3,183
  Administrative fee                           1,423        339         374         723       455     1,643        336
                                           ---------    -------      ------     -------   -------   -------    -------
    Total expenses                            12,155      3,117       3,034       6,631     4,600    15,006      3,519
                                           ---------    -------      ------     -------   -------   -------    -------

    Net investment income (loss)             (12,155)    (2,694)     (3,034)      1,513    32,112    (1,449)       862
                                           ---------    -------      ------     -------   -------   -------    -------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                   (58,500)   (26,548)        603     (38,538)  (33,180)   (2,228)   (16,017)
  Realized gain distributions                    813     15,371       3,136          --        --     5,909         --
                                           ---------    -------      ------     -------   -------   -------    -------
    Net realized gain (loss)                 (57,687)   (11,177)      3,739     (38,538)  (33,180)    3,681    (16,017)
                                           ---------    -------      ------     -------   -------   -------    -------

Change in unrealized appreciation
  (depreciation)                            (265,413)   (36,526)     (1,986)    (26,649)   (1,210)  (71,350)   (58,107)
                                           ---------    -------      ------     -------   -------   -------    -------

    Net increase (decrease) in net
      assets from operations               $(335,255)   (50,397)     (1,281)    (63,674)   (2,278)  (69,118)   (73,262)
                                           =========    =======      ======     =======   =======   =======    =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                           Neuberger Berman          Alger                      T.Rowe
                                           -------------------   --------------   -------------------------------------
                                                                     Small                                       Prime
                                           Genesis    Partners   Capitalization     Growth      International   Reserve
                                           --------   --------   --------------   -----------   -------------   -------
Income:
  Dividends                                $     --     2,903          29,217         133,676       150,322      56,905
                                           --------   -------     -----------     -----------    ----------      ------

Expenses:
  Mortality and expense risk                 20,083    11,432         705,332         564,450        76,222      11,253
  Administrative fee                          4,255     2,213          77,693          80,986        10,799       2,315
                                           --------   -------     -----------     -----------    ----------      ------
      Total expenses                         24,338    13,645         783,025         645,436        87,021      13,568
                                           --------   -------     -----------     -----------    ----------      ------

      Net investment income (loss)          (24,338)  (10,742)       (753,808)       (511,760)       63,301      43,337
                                           --------   -------     -----------     -----------    ----------      ------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                  107,269   (21,442)     (2,663,076)    (10,672,164)   (1,589,245)         --
  Realized gain distributions                90,972    28,059              --         451,158        15,032          --
                                           --------   -------     -----------     -----------    ----------      ------
      Net realized gain (loss)              198,241     6,617      (2,663,076)    (10,221,006)   (1,574,213)         --
                                           --------   -------     -----------     -----------    ----------      ------

Change in unrealized appreciation
  (depreciation)                             62,958   (61,501)    (19,507,478)       (870,182)   (1,462,101)         --
                                           --------   -------     -----------     -----------    ----------      ------

      Net increase (decrease) in net
        assets from operations             $236,861   (65,626)    (22,924,362)    (11,602,948)   (2,973,013)     43,337
                                           ========   =======     ===========     ===========    ==========      ======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                              Janus                 Zenith                     Security First Trust
                                           -----------   ---------------------------   ----------------------------------------
                                                                           Harris
                                              Aspen                        Oakmark                  T. Rowe
                                            Worldwide        Davis         Mid Cap                  Growth &        U.S.
                                             Growth      Venture E (a)   Value B (a)   Bond (f)    Income (f)    Government (f)
                                           -----------   -------------   -----------   ---------   -----------   --------------
Income:
  Dividends                                $    43,842           --              --      180,378       612,347           --
                                           -----------      -------       ---------    ---------   -----------      -------

Expenses:
  Mortality and expense risk                    67,759       91,119          65,651       38,165       554,224       47,587
  Administrative fee                            11,910       16,023          11,597           --            --           --
                                           -----------      -------       ---------    ---------   -----------      -------
      Total expenses                            79,669      107,142          77,248       38,165       554,224       47,587
                                           -----------      -------       ---------    ---------   -----------      -------

      Net investment income (loss)             (35,827)    (107,142)        (77,248)     142,213        58,123      (47,587)
                                           -----------      -------       ---------    ---------   -----------      -------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale offund
    shares                                  (1,366,905)      (3,847)         (2,174)    (705,770)   20,564,834       (5,569)
  Realized gain distributions                       --           --              --           --        57,654           --
                                           -----------      -------       ---------    ---------   -----------      -------
      Net realized gain (loss)              (1,366,905)      (3,847)         (2,174)    (705,770)   20,622,488       (5,569)
                                           -----------      -------       ---------    ---------   -----------      -------

Change in unrealized appreciation
  (depreciation)                            (1,100,066)     651,406       1,445,855    1,002,074   (10,892,904)     479,846
                                           -----------      -------       ---------    ---------   -----------      -------

      Net increase (decrease) in net
        assets from operations             $(2,502,798)     540,417       1,366,433      438,517     9,787,707      426,690
                                           ===========      =======       =========    =========   ===========      =======

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Operations
Year ended December 31, 2001

                                           Security First Trust
                                           --------------------

                                                Equity (f)           Total
                                                ----------        ------------

Income:
  Dividends                                     $       --          24,949,395
                                                ----------        ------------

Expenses:
  Mortality and expense risk                        68,467          20,960,143
  Administrative fee                                    --           2,435,273
                                                ----------        ------------
      Total expenses                                68,467          23,395,416
                                                ----------        ------------

      Net investment income (loss)                 (68,467)          1,553,979
                                                ----------        ------------

Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund
    shares                                         (92,850)        (23,896,615)
  Realized gain distributions                           --          44,630,955
                                                ----------        ------------
      Net realized gain (loss)                     (92,850)         20,734,340
                                                ----------        ------------

Change in unrealized appreciation
  (depreciation)                                 4,220,322        (247,903,444)
                                                ----------        ------------

      Net increase (decrease) in net
         assets from operations                 $4,059,005        (225,615,125)
                                                ==========        ============

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                    Met Investors
                                                     ---------------------------------------------
                                                     Lord Abbett    Lord Abbett
                                                        Growth        Growth
                                                         and            and            Bond
                                                        Income      Income B (a)   Debenture B (a)
                                                     ------------   ------------   ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $   (485,729)     (105,082)         46,143
  Net realized gain (loss)                             (2,374,907)       (3,532)           (173)
  Change in unrealized appreciation
    (depreciation)                                    (11,523,760)    1,177,296          66,391
                                                     ------------    ----------      ----------
    Net increase (decrease) from
      operations                                      (14,384,396)    1,068,682         112,361
                                                     ------------    ----------      ----------

Contract transactions:
  Payments received from contract
    owners and transfers in                           402,472,873    33,568,065      13,238,597
  Deductions for contract benefits and
    terminations and transfers out                    (62,434,778)     (359,539)       (105,224)
                                                     ------------    ----------      ----------
      Net increase (decrease) in net
        assets from contract
        transactions                                  340,038,095    33,208,526      13,133,373
                                                     ------------    ----------      ----------

      Net increase (decrease) in net
        assets                                        325,653,699    34,277,208      13,245,734

Net assets at beginning of period                              --            --              --
                                                     ------------    ----------      ----------
Net assets at end of period                          $325,653,699    34,277,208      13,245,734
                                                     ============    ==========      ==========

                                                                    Met Investors
                                                     -----------------------------------------

                                                                                  Blackrock
                                                      Quality     Blackrock          U.S.
                                                        Bond      Equity (b)    Government (b)
                                                     ----------   -----------   --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          983,193      (251,776)     1,144,139
  Net realized gain (loss)                              (18,380)  (15,126,892)       463,983
  Change in unrealized appreciation
    (depreciation)                                       59,526            --             --
                                                     ----------   -----------    -----------
    Net increase (decrease) from
      operations                                      1,024,339   (15,378,668)     1,608,122
                                                     ----------   -----------    -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                          30,894,695    62,180,329     39,332,492
  Deductions for contract benefits and
    terminations and transfers out                   (3,940,802)  (46,801,661)   (40,940,614)
                                                     ----------   -----------    -----------
      Net increase (decrease) in net
        assets from contract
        transactions                                 26,953,893    15,378,668     (1,608,122)
                                                     ----------   -----------    -----------

      Net increase (decrease) in net
        assets                                       27,978,232            --             --

Net assets at beginning of period                            --            --             --
                                                     ----------   -----------    -----------
Net assets at end of period                          27,978,232            --             --
                                                     ==========   ===========    ===========

(a) For the period from March 21, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to October 15, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                             Met Investors
                                --------------------------------------------------------------------------------------------------
                                                                   MIST AIM          MIST AIM          MIST SSR       Oppenheimer
                                                                    Mid Cap          Small Cap       Concentrated       Capital
                                   Putnam          Putnam           Equity            Growth             Int'l        Appreciation
                                Research (c)   Research B (a)   Portfolio B (d)   Portfolio B (d)   Portfolio B (d)       B (a)
                                ------------   --------------   ---------------   ---------------   ---------------   ------------
Increase (decrease) in net
  assets from operations:
    Net investment income
      (loss)                    $   (64,606)       (17,258)             (554)           (1,282)            (268)          (82,481)
    Net realized gain (loss)         24,378         (2,448)                8               663            4,974              (525)
    Change in unrealized
      appreciation
      (depreciation)              2,388,915         73,143            22,724            44,343            3,825           (24,399)
                                -----------      ---------         ---------         ---------         --------        ----------
      Net increase (decrease)
        from operations           2,348,687         53,437            22,178            43,724            8,531          (107,405)
                                -----------      ---------         ---------         ---------         --------        ----------

Contract transactions:
  Payments received from
    contract owners and
    transfers in                 39,173,104      9,227,632           988,017         1,369,078          582,371        21,953,058
  Deductions for contract
    benefits and terminations
    and transfers out            (6,020,074)       (41,387)               --                --         (372,171)          (99,650)
                                -----------      ---------         ---------         ---------         --------        ----------
      Net increase (decrease)
        in net assets from
        contract transactions    33,153,030      9,186,245           988,017         1,369,078          210,200        21,853,408
                                -----------      ---------         ---------         ---------         --------        ----------

      Net increase (decrease)
        in net assets            35,501,717      9,239,682         1,010,195         1,412,802          218,731        21,746,003

Net assets at beginning of
  period                                 --             --                --                --               --                --
                                -----------      ---------         ---------         ---------         --------        ----------
Net assets at end of period     $35,501,717      9,239,682         1,010,195         1,412,802          218,731        21,746,003
                                ===========      =========         =========         =========         ========        ==========

(a) For the period from March 21, 2001 to December 31, 2001.
(c) For the period from March 19, 2001 to December 31, 2001.
(d) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                            Met Investors
                                -------------------------------------------------------------------------------------------------
                                                                PIMCO        PIMCO                                      MFS
                                   PIMCO          Janus         Total        Total        PIMCO          MFS          Research
                                   Money        Aggressive      Return       Return     Innovation     Mid Cap      International
                                Market B (a)   Growth B (a)    Bond (e)    Bond B (a)     B (a)      Growth B (a)       B (a)
                                ------------   ------------   ----------   ----------   ----------   ------------   -------------
Increase (decrease) in net
  assets from operations:
    Net investment income
    (loss)                      $    21,858        (48,665)      169,578      207,069     (19,621)       (55,004)       (30,948)
    Net realized gain (loss)             --         (1,787)      104,735      208,494     (13,170)           230        (58,475)
    Change in unrealized
      appreciation
      (depreciation)                     --         63,666      (348,024)    (289,416)    (24,789)       532,265        (48,206)
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------
      Net increase (decrease)
        from operations              21,858         13,214       (73,711)     126,147     (57,580)       477,491       (137,629)
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------

Contract transactions:
  Payments received from
    contract owners and
    transfers in                 23,583,480     10,280,735    29,210,137   25,687,683   4,432,997     13,297,689      7,832,906
  Deductions for contract
    benefits and terminations
    and transfers out            (2,924,495)       (25,663)     (947,303)    (311,441)       (647)       (61,075)       (28,151)
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------
      Net increase (decrease)
        in net assets from
        contract transactions    20,658,985     10,255,072    28,262,834   25,376,242   4,432,350     13,236,614      7,804,755
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------

      Net increase (decrease)
        in net assets            20,680,843     10,268,286    28,189,123   25,502,389   4,374,770     13,714,105      7,667,126

Net assets at beginning of
  period                                 --             --            --           --          --             --             --
                                -----------     ----------    ----------   ----------   ---------     ----------      ---------
Net assets at end of period     $20,680,843     10,268,286    28,189,123   25,502,389   4,374,770     13,714,105      7,667,126
                                ===========     ==========    ==========   ==========   =========     ==========      =========

(a) For the period from March 21, 2001 to December 31, 2001.
(e) For the period from October 15, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                   AIM                                        MFS
                                         -----------------------------------------------------   --------------------------------
                                                        Capital      International                          Investors      New
                                            Value     Appreciation       Equity      Balanced    Research     Trust     Discovery
                                         ----------   ------------   -------------   ---------   --------   ---------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $  (28,195)     (13,897)        (8,180)         6,701     (1,451)    (1,681)      8,980
    Net realized gain (loss)                (18,241)      27,986        (24,212)       (44,299)    22,047      3,052     (24,344)
    Change in unrealized appreciation
      (depreciation)                       (285,881)    (283,222)      (188,899)      (156,755)  (154,195)   (34,906)    (28,715)
                                         ----------    ---------       --------      ---------   --------    -------     -------
      Net increase (decrease) from
        operations                         (332,317)    (269,133)      (221,291)      (194,353)  (133,599)   (33,535)    (44,079)
                                         ----------    ---------       --------      ---------   --------    -------     -------

Contract transactions:
  Payments received from contract
    owners and transfers in                 749,059      481,539        201,750        733,480    256,675    163,626     197,398
  Deductions for contract benefits and
    terminations and transfers out          (95,702)     (49,077)       (53,747)      (178,024)   (19,243)    (6,356)    (39,253)
                                         ----------    ---------       --------      ---------   --------    -------     -------
      Net increase (decrease) in net
        assets from contract
        transactions                        653,357      432,462        148,003        555,456    237,432    157,270     158,145
                                         ----------    ---------       --------      ---------   --------    -------     -------

      Net increase (decrease) in net
        assets                              321,040      163,329        (73,288)       361,103    103,833    123,735     114,066

Net assets at beginning of period         1,978,696      899,998        823,775      1,218,484    430,914    130,695     491,540
                                         ----------    ---------       --------      ---------   --------    -------     -------
Net assets at end of period              $2,299,736    1,063,327        750,487      1,579,587    534,747    254,430     605,606
                                         ==========    =========       ========      =========   ========    =======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                Oppenheimer                         Fidelity
                                         -------------------------------------------------------   -----------
                                            Main
                                           Street                            Small
                                           Growth               Strategic   Capital                   Asset
                                          & Income     Bond       Bond       Growth     Money        Manager
                                         ----------   -------   ---------   -------   ----------   -----------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $  (20,281)   21,547      2,349     (1,863)      21,811     5,815,155
    Net realized gain (loss)                (68,584)    1,676      7,089     (1,220)          --       196,484
    Change in unrealized appreciation
      (depreciation)                       (184,937)   (2,406)    (1,198)     2,900           --   (17,497,418)
                                         ----------   -------    -------    -------   ----------   -----------
      Net increase (decrease) from
        operations                         (273,802)   20,817      8,240       (183)      21,811   (11,485,779)
                                         ----------   -------    -------    -------   ----------   -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                 829,099   111,019    173,926     86,604    1,511,350    19,073,330
  Deductions for contract benefits and
    terminations and transfers out         (176,657)  (76,955)   (46,840)   (49,003)  (1,538,178)  (28,428,856)
                                         ----------   -------    -------    -------   ----------   -----------
      Net increase (decrease) in net
        assets from contract
        transactions                        652,442    34,064    127,086     37,601      (26,828)   (9,355,526)
                                         ----------   -------    -------    -------   ----------   -----------

      Net increase (decrease) in net
        assets                              378,640    54,881    135,326     37,418       (5,017)  (20,841,305)

Net assets at beginning of period         1,969,900   316,808    188,614    122,641      897,112   210,628,314
                                         ----------   -------    -------    -------   ----------   -----------
Net assets at end of period              $2,348,540   371,689    323,940    160,059      892,095   189,787,009
                                         ==========   =======    =======    =======   ==========   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                             Fidelity
                                         --------------------------------------------------------------------------------
                                                                                     Equity        Index         Money
                                            Growth      Contrafund     Overseas      Income         500         Market
                                         ------------   -----------   ----------   ----------   -----------   -----------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $ (4,361,573)   (1,234,370)     759,697      134,131      (394,150)      951,467
    Net realized gain (loss)               21,848,502     5,588,330      875,085    1,634,673     1,247,468            --
    Change in unrealized appreciation
      (depreciation)                      (96,891,396)  (36,487,417)  (6,247,911)  (4,191,242)  (40,958,152)           --
                                         ------------   -----------   ----------   ----------   -----------   -----------
      Net increase (decrease) from
        operations                        (79,404,467)  (32,133,457)  (4,613,129)  (2,422,438)  (40,104,834)      951,467
                                         ------------   -----------   ----------   ----------   -----------   -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                46,429,685    33,543,750      913,137      986,736    43,418,955    22,387,449
  Deductions for contract benefits and
    terminations and transfers out        (64,202,105)  (16,225,268)  (2,342,321)  (3,800,267)  (44,054,182)  (21,370,198)
                                         ------------   -----------   ----------   ----------   -----------   -----------
      Net increase (decrease) in net
        assets from contract
        transactions                      (17,772,420)   17,318,482   (1,429,184)  (2,813,531)     (635,227)    1,017,251
                                         ------------   -----------   ----------   ----------   -----------   -----------

      Net increase (decrease) in net
        assets                            (97,176,887)  (14,814,975)  (6,042,313)  (5,235,969)  (40,740,061)    1,968,718

Net assets at beginning of period         424,444,800   234,450,128   21,241,476   38,096,318   298,541,285    32,550,738
                                         ------------   -----------   ----------   ----------   -----------   -----------
Net assets at end of period              $327,267,913   219,635,153   15,199,163   32,860,349   257,801,224    34,519,456
                                         ============   ===========   ==========   ==========   ===========   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                           Scudder I                                    MetLife
                                         -------------   ------------------------------------------------------------------------
                                                                                                             Loomis
                                                                     Russell      Putnam        Putnam       Sayles       Stock
                                                           Janus      2000     International   Large Cap   High Yield     Index
                                         International    Mid Cap     Index        Stock        Growth        Bond        B (a)
                                         -------------   ---------   -------   -------------   ---------   ----------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)          $  (173,542)     (15,164)   (3,442)      (3,194)       (5,898)      7,457        (2,351)
    Net realized gain (loss)                2,537,498     (249,910)   (7,084)      (6,257)      (62,146)     (4,137)        4,951
    Change in unrealized appreciation
      (depreciation)                       (9,574,760)    (295,850)   15,332      (56,041)      (87,364)     (7,353)       13,854
                                          -----------    ---------   -------      -------      --------     -------     ---------
      Net increase (decrease) from
        operations                         (7,210,804)    (560,924)    4,806      (65,492)     (155,408)     (4,033)       16,454
                                          -----------    ---------   -------      -------      --------     -------     ---------

Contract transactions:
  Payments received from contract
    owners and transfers in                 6,155,581      740,220   255,408      204,825       373,577      71,746     1,789,361
  Deductions for contract benefits and
    terminations and transfers out         (2,968,882)    (230,784)  (35,809)     (23,121)      (63,136)    (15,963)         (965)
                                          -----------    ---------   -------      -------      --------     -------     ---------
      Net increase (decrease) in net
        assets from contract
        transactions                        3,186,699      509,436   219,599      181,704       310,441      55,783     1,788,396
                                          -----------    ---------   -------      -------      --------     -------     ---------

      Net increase (decrease) in net
        assets                             (4,024,105)     (51,488)  224,405      116,212       155,033      51,750     1,804,850

Net assets at beginning of period          21,162,628    1,087,448   183,813      212,445       305,502      31,934            --
                                          -----------    ---------   -------      -------      --------     -------     ---------
Net assets at end of period               $17,138,523    1,035,960   408,218      328,657       460,535      83,684     1,804,850
                                          ===========    =========   =======      =======      ========     =======     =========

(a) For the period from March 21, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                     Van Kampen                                Federated
                                         ----------------------------------   -------------------------------------------
                                                                                           High
                                         Emerging                 Strategic    Equity     Income    American    Strategic
                                          Growth     Enterprise     Stock      Income      Bond      Leaders     Growth
                                         ---------   ----------   ---------   --------   --------   ---------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $ (12,155)    (2,694)      (3,034)      1,513     32,112      (1,449)       862
    Net realized gain (loss)               (57,687)   (11,177)       3,739     (38,538)   (33,180)      3,681    (16,017)
    Change in unrealized appreciation
      (depreciation)                      (265,413)   (36,526)      (1,986)    (26,649)    (1,210)    (71,350)   (58,107)
                                         ---------    -------      -------    --------   --------   ---------    -------
      Net increase (decrease) from
        operations                        (335,255)   (50,397)      (1,281)    (63,674)    (2,278)    (69,118)   (73,262)
                                         ---------    -------      -------    --------   --------   ---------    -------

Contract transactions:
  Payments received from contract
    owners and transfers in                363,165    129,896      168,829     244,548     76,331     409,372     22,899
  Deductions for contract benefits and
    terminations and transfers out         (67,424)   (12,455)      (1,839)   (114,639)  (114,638)    (77,020)   (23,680)
                                         ---------    -------      -------    --------   --------   ---------    -------
      Net increase (decrease) in net
        assets from contract
        transactions                       295,741    117,441      166,990     129,909    (38,307)    332,352       (781)
                                         ---------    -------      -------    --------   --------   ---------    -------

      Net increase (decrease) in net
        assets                             (39,514)    67,044      165,709      66,235    (40,585)    263,234    (74,043)

Net assets at beginning of period          881,590    199,530      119,541     423,827    312,077     898,529    309,116
                                         ---------    -------      -------    --------   --------   ---------    -------
Net assets at end of period              $ 842,076    266,574      285,250     490,062    271,492   1,161,763    235,073
                                         =========    =======      =======    ========   ========   =========    =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                            Neuberger Berman          Alger                     T.Rowe Price
                                         ----------------------   --------------   ---------------------------------------
                                                                       Small                                       Prime
                                          Genesis     Partners    Capitalization     Growth      International    Reserve
                                         ----------   ---------   --------------   -----------   -------------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $  (24,338)    (10,742)      (753,808)       (511,760)       63,301        43,337
    Net realized gain (loss)                198,241       6,617     (2,663,076)    (10,221,006)   (1,574,213)           --
    Change in unrealized appreciation
      (depreciation)                         62,958     (61,501)   (19,507,478)       (870,182)   (1,462,101)           --
                                         ----------   ---------    -----------     -----------    ----------     ---------
      Net increase (decrease) from
        operations                          236,861     (65,626)   (22,924,362)    (11,602,948)   (2,973,013)       43,337
                                         ----------   ---------    -----------     -----------    ----------     ---------

Contract transactions:
  Payments received from contract
    owners and transfers in               1,957,078     301,839     10,896,215       3,599,019       703,450       851,948
  Deductions for contract benefits and
    terminations and transfers out         (859,302)   (195,213)    (5,830,137)    (55,611,898)   (6,482,171)     (539,166)
                                         ----------   ---------    -----------     -----------    ----------     ---------
      Net increase (decrease) in net
        assets from contract
        transactions                      1,097,776     106,626      5,066,078     (52,012,879)   (5,778,721)      312,782
                                         ----------   ---------    -----------     -----------    ----------     ---------

      Net increase (decrease) in net
        assets                            1,334,637      41,000    (17,858,284)    (63,615,827)   (8,751,734)      356,119

Net assets at beginning of period         1,983,096   1,541,651     73,746,348     104,696,211    14,409,448     1,152,327
                                         ----------   ---------    -----------     -----------    ----------     ---------
Net assets at end of period              $3,317,733   1,582,651     55,888,064      41,080,384     5,657,714     1,508,446
                                         ==========   =========    ===========     ===========    ==========     =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                            Janus                Zenith                            Security First Trust
                                         -----------   ---------------------------   -------------------------------------------
                                                                         Harris
                                            Aspen                       Oakmark                      T. Rowe
                                          Worldwide      Davis          Mid Cap                      Growth &           U.S.
                                            Growth     Venture E (a)   Value B (a)     Bond (f)     Income (f)    Government (f)
                                         -----------   -------------   -----------   -----------   ------------   --------------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $   (35,827)     (107,142)       (77,248)       142,213         58,123        (47,587)
    Net realized gain (loss)              (1,366,905)       (3,847)        (2,174)      (705,770)    20,622,488         (5,569)
    Change in unrealized appreciation
      (depreciation)                      (1,100,066)      651,406      1,445,855      1,002,074    (10,892,904)       479,846
                                         -----------    ----------     ----------    -----------   ------------    -----------
      Net increase (decrease) from
        operations                        (2,502,798)      540,417      1,366,433        438,517      9,787,707        426,690
                                         -----------    ----------     ----------    -----------   ------------    -----------

Contract transactions:
  Payments received from contract
    owners and transfers in                4,043,784    26,440,822     20,947,375        836,363      5,734,862        664,989
  Deductions for contract benefits and
    terminations and transfers out        (4,548,045)     (133,588)       (91,208)   (24,966,423)  (377,345,684)   (34,141,371)
                                         -----------    ----------     ----------    -----------   ------------    -----------
      Net increase (decrease) in net
        assets from contract
        transactions                        (504,261)   26,307,234     20,856,167    (24,130,060)  (371,610,822)   (33,476,382)
                                         -----------    ----------     ----------    -----------   ------------    -----------

      Net increase (decrease) in net
        assets                            (3,007,059)   26,847,651     22,222,600    (23,691,543)  (361,823,115)   (33,049,692)

Net assets at beginning of period         11,332,607            --             --     23,691,543    361,823,115     33,049,692
                                         -----------    ----------     ----------    -----------   ------------    -----------
Net assets at end of period              $ 8,325,548    26,847,651     22,222,600             --             --             --
                                         ===========    ==========     ==========    ===========   ============    ===========

(a) For the period from March 21, 2001 to December 31, 2001.
(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2001

                                         Security First Trust
                                         --------------------
                                             Equity (f)             Total
                                            ------------        -------------

Increase (decrease) in net assets from
  operations:
    Net investment income (loss)            $    (68,467)           1,553,979
    Net realized gain (loss)                     (92,850)          20,734,340
    Change in unrealized appreciation
      (depreciation)                           4,220,322         (247,903,444)
                                            ------------        -------------
      Net increase (decrease) from
        operations                             4,059,005         (225,615,125)
                                            ------------        -------------

Contract transactions:
  Payments received from contract
    owners and transfers in                      237,264        1,029,775,271
  Deductions for contract benefits and
    terminations and transfers out           (53,824,216)        (916,485,684)
                                            ------------        -------------
      Net increase (decrease) in net
        assets from contract
        transactions                         (53,586,952)         113,289,587
                                            ------------        -------------

      Net increase (decrease) in net
        assets                               (49,527,947)        (112,325,538)

Net assets at beginning of period             49,527,947        1,972,504,201
                                            ------------        -------------
Net assets at end of period                 $         --        1,860,178,663
                                            ============        =============


(f) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                   AIM                                         MFS
                                          -----------------------------------------------------   --------------------------------
                                                         Capital      International                          Investors      New
                                             Value     Appreciation      Equity       Balanced    Research     Trust     Discovery
                                          ----------   ------------   -------------   ---------   --------   ---------   ---------
Increase (decrease) in net assets
  from operations:
  Net investment income (loss)            $   77,173        22,923        51,033         (6,283)    1,744        (593)       (166)
  Net realized gain (loss)                   (12,117)          605       (17,984)         2,977    (1,578)      1,002      (4,653)
  Change in unrealized appreciation
    (depreciation)                          (374,013)     (201,205)     (213,779)       (67,022)  (46,905)       (254)    (41,129)
                                          ----------     ---------      --------      ---------   -------     -------     -------
    Net increase (decrease) from
      operations                            (308,957)     (177,677)     (180,730)       (70,328)  (46,739)        155     (45,948)
                                          ----------     ---------      --------      ---------   -------     -------     -------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net         2,076,396     1,055,626       974,007      1,179,965   464,297     123,672     542,561
  Deductions for contract benefits and
    terminations and transfers out           (12,873)         (684)       (4,555)        (4,195)   (1,567)     (3,584)     (5,073)
                                          ----------     ---------      --------      ---------   -------     -------     -------
      Net increase (decrease) in net
        assets from contract
        transactions                       2,063,523     1,054,942       969,452      1,175,770   462,730     120,088     537,488
                                          ----------     ---------      --------      ---------   -------     -------     -------

      Net increase (decrease) in net
        assets                             1,754,566       877,265       788,722      1,105,442   415,991     120,243     491,540

Net assets at beginning of period            224,130        22,733        35,053        113,042    14,923      10,452          --
                                          ----------     ---------      --------      ---------   -------     -------     -------
Net assets at end of period               $1,978,696       899,998       823,775      1,218,484   430,914     130,695     491,540
                                          ==========     =========      ========      =========   =======     =======     =======

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                  Oppenheimer                        Fidelity
                                          -------------------------------------------------------   -----------
                                             Main
                                            Street                            Small
                                            Growth               Strategic   Capital                   Asset
                                           & Income      Bond      Bond       Growth     Money        Manager
                                          ----------   -------   ---------   -------   ----------   -----------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)            $   10,547       361        772      1,258       45,112    20,971,278
  Net realized gain (loss)                      (622)     (672)      (819)    (7,243)          --       646,940
  Change in unrealized appreciation
    (depreciation)                          (198,880)    7,876        150    (21,812)          --   (33,078,510)
                                          ----------   -------    -------    -------   ----------   -----------
    Net increase (decrease) from
      operations                            (188,955)    7,565        103    (27,797)      45,112   (11,460,292)
                                          ----------   -------    -------    -------   ----------   -----------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net         2,043,492   302,957    178,438    104,517    9,430,947    24,590,714
  Deductions for contract benefits and
    terminations and transfers out           (31,010)   (1,710)    (2,665)    (3,167)  (8,947,039)  (25,961,840)
                                          ----------   -------    -------    -------   ----------   -----------
      Net increase (decrease) in net
        assets from contract
        transactions                       2,012,482   301,247    175,773    101,350      483,908    (1,371,126)
                                          ----------   -------    -------    -------   ----------   -----------

      Net increase (decrease) in net
        assets                             1,823,527   308,812    175,876     73,553      529,020   (12,831,418)

Net assets at beginning of period            146,373     7,996     12,738     49,088      368,092   223,459,732
                                          ----------   -------    -------    -------   ----------   -----------
Net assets at end of period               $1,969,900   316,808    188,614    122,641      897,112   210,628,314
                                          ==========   =======    =======    =======   ==========   ===========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                                              Fidelity
                                         --------------------------------------------------------------------------------
                                                                                      Equity        Index        Money
                                             Growth      Contrafund     Overseas      Income         500         Market
                                         -------------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net assets
  from operations:
    Net investment income (loss)         $  44,270,411    25,466,178    2,272,129    2,409,464       429,395    1,608,194
    Net realized gain (loss)                11,104,573     1,058,354      570,832      240,032     7,694,153           --
    Change in unrealized appreciation
      (depreciation)                      (113,850,063)  (45,710,934)  (8,192,260)    (152,990)  (41,938,395)          --
                                         -------------   -----------   ----------   ----------   -----------   ----------
      Net increase (decrease) from
        operations                         (58,475,079)  (19,186,402)  (5,349,299)   2,496,506   (33,814,847)   1,608,194
                                         -------------   -----------   ----------   ----------   -----------   ----------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net          76,970,403    44,385,483    2,961,951    1,237,672    59,320,613   26,779,948
  Deductions for contract benefits and
    terminations and transfers out         (44,319,411)  (10,398,724)  (2,355,117)  (2,150,303)  (31,341,868)  34,555,913)
                                         -------------   -----------   ----------   ----------   -----------   ----------
      Net increase (decrease) in net
        assets from contract
        transactions                        32,650,992    33,986,759      606,834     (912,631)   27,978,745   (7,775,965)
                                         -------------   -----------   ----------   ----------   -----------   ----------

      Net increase (decrease) in net
        assets                             (25,824,087)   14,800,357   (4,742,465)   1,583,875    (5,836,102)  (6,167,771)

Net assets at beginning of period          450,268,887   219,649,771   25,983,941   36,512,443   304,377,387   38,718,509
                                         -------------   -----------   ----------   ----------   -----------   ----------
Net assets at end of period              $ 424,444,800   234,450,128   21,241,476   38,096,318   298,541,285   32,550,738
                                         =============   ===========   ==========   ==========   ===========   ==========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                       Scudder I                                 MetLife                                  Van Kampen
                                      -------------   -----------------------------------------------------------------   ----------
                                                                                                               Loomis
                                                                     Russell       Putnam         Putnam       Sayles
                                                         Janus        2000      International   Large Cap    High Yield     Emerging
                                      International   Mid Cap (a)   Index (a)     Stock (a)     Growth (a)    Bond (a)       Growth
                                      -------------   -----------   ---------   -------------   ----------   ----------    ---------
Increase (decrease) in net assets
  from operations:
    Net investment income (loss)      $ 1,931,861        47,823      25,298          (272)          (394)        (98)        (4,081)
    Net realized gain (loss)              205,604       (12,302)     (2,000)         (304)         8,217          (7)        (5,909)
    Change in unrealized
      appreciation (depreciation)      (7,488,180)     (426,217)    (34,170)       (9,509)      (103,053)     (1,282)      (209,548)
                                      -----------     ---------     -------       -------       --------      ------      ---------
      Net increase (decrease) from
        operations                     (5,350,715)     (390,696)    (10,872)      (10,085)       (95,230)     (1,387)      (219,538)
                                      -----------     ---------     -------       -------       --------      ------      ---------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net      8,309,931     1,495,497     194,726       224,389        405,751      33,343      1,100,588
  Deductions for contract benefits
    and terminations
    and transfers out                    (887,499)      (17,353)        (41)       (1,859)        (5,019)        (22)       (14,122)
                                      -----------     ---------     -------       -------       --------      ------      ---------
      Net increase (decrease) in net
        assets from contract
        transactions                    7,422,432     1,478,144     194,685       222,530        400,732      33,321      1,086,466
                                      -----------     ---------     -------       -------       --------      ------      ---------

      Net increase (decrease) in net
        assets                          2,071,717     1,087,448     183,813       212,445        305,502      31,934        866,928

Net assets at beginning of period      19,090,911            --          --            --             --          --         14,662
                                      -----------     ---------     -------       -------       --------      ------      ---------
Net assets at end of period           $21,162,628     1,087,448     183,813       212,445        305,502      31,934        881,590
                                      ===========     =========     =======       =======       ========      ======      =========

(a) For the period from June 20, 2000 to December 31, 2000.

 See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Statement of Changes in Net Assets
Year ended December 31, 2000

                                                 Van Kampen                  Federated               Neuberger Berman
                                           ----------------------   ----------------------------   ---------------------
                                                                               High
                                                        Strategic   Equity    Income    American   Strategic
                                           Enterprise     Stock     Income     Bond      Leaders    Growth      Genesis
                                           ----------   ---------   -------   -------   --------   ---------   ---------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)            $  5,466        (507)    (2,022)    8,549     2,969      17,873       62,136
    Net realized gain (loss)                  (1,455)      2,027        672    (2,256)      360      10,782        5,984
    Change in unrealized appreciation
      (depreciation)                         (46,296)     14,426    (54,964)  (30,891)   22,864    (125,287)     330,001
                                            --------     -------    -------   -------   -------    --------    ---------
      Net increase (decrease) from
        operations                           (42,285)     15,946    (56,314)  (24,598)   26,193     (96,632)     398,121
                                            --------     -------    -------   -------   -------    --------    ---------

Contract transactions:
    Transfers between sub-accounts
      (including fixed account), net         250,625     102,086    447,750   270,966   831,217     264,718      780,737
    Deductions for contract benefits and
      terminations and transfers out         (10,845)     (1,473)    (1,474)   (9,719)  (20,066)    (22,944)    (310,425)
                                            --------     -------    -------   -------   -------    --------    ---------
        Net increase (decrease) in net
          assets from contract
          transactions                       239,780     100,613    446,276   261,247   811,151     241,774      470,312
                                            --------     -------    -------   -------   -------    --------    ---------

        Net increase (decrease) in net
          assets                             197,495     116,559    389,962   236,649   837,344     145,142      868,433

Net assets at beginning of period              2,035       2,982     33,865    75,428    61,185     163,974    1,114,663
                                            --------     -------    -------   -------   -------    --------    ---------
Net assets at end of period                 $199,530     119,541    423,827   312,077   898,529     309,116    1,983,096
                                            ========     =======    =======   =======   =======    ========    =========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT
A Statement of Changes in Net Assets
Year ended December 31, 2000

                                           Neuberger
                                             Berman         Alger                     T.Rowe Price                  Janus
                                           ----------   --------------   ---------------------------------------   ----------
                                                                                                                     Aspen
                                                            Small                                        Prime      Worldwide
                                            Partners    Capitalization     Growth      International    Reserve      Growth
                                           ----------   --------------   -----------   -------------   ---------   ----------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)           $   81,215     31,434,586      19,055,221     1,010,312        55,080      961,752
    Net realized gain (loss)                  (31,545)      (260,395)      7,745,959     1,662,149            --      104,451
    Change in unrealized appreciation
      (depreciation)                          (62,514)   (59,389,799)    (27,163,141)   (6,030,559)           --   (3,468,611)
                                           ----------    -----------     -----------    ----------     ---------   ----------
      Net increase (decrease) from
        operations                            (12,844)   (28,215,608)       (361,961)   (3,358,098)       55,080   (2,402,408)
                                           ----------    -----------     -----------    ----------     ---------   ----------

Contract transactions:
    Transfers between sub-accounts
      (including fixed account), net          320,146     19,084,590       8,664,572     1,951,639       336,932   12,151,086
    Deductions for contract benefits and
      terminations and transfers out         (501,104)    (4,390,043)    (29,656,749)   (7,574,899)     (348,058)  (3,834,621)
                                           ----------    -----------     -----------    ----------     ---------   ----------
        Net increase (decrease) in net
          assets from contract
          transactions                       (180,958)    14,694,547     (20,992,177)   (5,623,260)      (11,126)   8,316,465
                                           ----------    -----------     -----------    ----------     ---------   ----------

        Net increase (decrease) in net
          assets                             (193,802)   (13,521,061)    (21,354,138)   (8,981,358)       43,954    5,914,057

Net assets at beginning of period           1,735,453     87,267,409     126,050,349    23,390,806     1,108,373    5,418,550
                                           ----------    -----------     -----------    ----------     ---------   ----------
Net assets at end of period                $1,541,651     73,746,348     104,696,211    14,409,448     1,152,327   11,332,607
                                           ==========    ===========     ===========    ==========     =========   ==========

See accompanying notes to financial statements.

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT
A Statement of Changes in Net Assets
Year ended December 31, 2000

                                                         Security First Trust
                                         ----------------------------------------------------
                                                         T. Rowe
                                                        Growth &        U.S.
                                            Bond         Income      Government     Equity          Total
                                         -----------   -----------   ----------   -----------   -------------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)         $ 1,204,227    31,594,303    1,479,987     7,288,118     193,890,332
    Net realized gain (loss)                (356,294)   10,431,147     (165,056)    1,369,430      41,983,039
    Change in unrealized appreciation
      (depreciation)                         913,349   (14,832,642)   2,281,008   (18,347,337)   (378,342,477)
                                         -----------   -----------   ----------   -----------   -------------
      Net increase (decrease) from
        operations                         1,761,282    27,192,808    3,595,939    (9,689,789)   (142,469,106)
                                         -----------   -----------   ----------   -----------   -------------

Contract transactions:
  Transfers between sub-accounts
    (including fixed account), net         2,128,624    36,573,115    1,127,277     2,377,506     354,151,470
  Deductions for contract benefits and
    terminations and transfers out        (5,356,452)  (61,907,072)  (3,865,129)   (6,239,101)   (285,077,387)
                                         -----------   -----------   ----------   -----------   -------------
      Net increase (decrease) in net
        assets from contract
        transactions                      (3,227,828)  (25,333,957)  (2,737,852)   (3,861,595)     69,074,083
                                         -----------   -----------   ----------   -----------   -------------

      Net increase (decrease) in net
        assets                            (1,466,546)    1,858,851      858,087   (13,551,384)    (73,395,023)

Net assets at beginning of period         25,158,089   359,964,264   32,191,605    63,079,331   2,045,899,224
                                         -----------   -----------   ----------   -----------   -------------
Net assets at end of period              $23,691,543   361,823,115   33,049,692    49,527,947   1,972,504,201
                                         ===========   ===========   ==========   ===========   =============

See accompanying notes to financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(1)  Organization

     MetLife Investors USA Separate Account A (the Separate Account) was formerly known as Security First Life Separate Account A. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors USA Insurance Company (MLIUSA) and exists in accordance with the regulations of the Delaware Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIUSA.

     The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIUSA.

     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIUSA's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabiliites arising out of any other business MLIUSA may conduct.

          Met Investors Series Trust (Met Investors):
            Lord Abbett Growth and Income Portfolio
            Lord Abbett Growth and Income Portfolio  B
            Bond Debenture Portfolio  B
            Quality Bond Portfolio
            Putnam Research Portfolio
            Putnam Research Portfolio B
            MFS Mid Cap Growth Portfolio B
            MIST SSR Concentrated International Portfolio B
            Oppenheimer Capital Appreciation Portfolio B
            PIMCO Money Market Portfolio B
            Janus Aggressive Growth Portfolio B
            PIMCO Total Return Portfolio
            PIMCO Total Return Portfolio B
            PIMCO Innovation Portfolio B
            MIST AIM Mid Cap Equity Portfolio
            MIST AIM Small Cap Growth Portfolio
            MFS Research International Portfolio B
          AIM Variable Insurance Funds, Inc. (AIM)
            AIM V.I. Value Fund
            AIM V.I. Capital Appreciation Fund
            AIM V.I. International Equity Fund
            AIM V.I. Balanced Fund
          MFS Variable Insurance Trust (MFS)
            MFS Research Series
            MFS Investors Trust Series
            MFS New Discovery Series B
          Oppenheimer Variable Account Funds (Oppenheimer)
            Oppenheimer Main Street Growth & Income Fund
            Oppenheimer Bond Fund
            Oppenheimer Strategic Bond Fund
            Oppenheimer Main Street Small Cap Fund
            Oppenheimer Money Fund
          Variable Insurance Products Fund, Fund II and Fund III (Fidelity)
            Fidelity Asset Manager Portfolio
            Fidelity Growth Portfolio
            Fidelity Contrafund Portfolio
            Fidelity Overseas Portfolio
            Fidelity Equity Income Portfolio
            Fidelity Index 500 Portfolio
            Fidelity Money Market Portfolio
          Scudder Variable Series I (Scudder I)
            International Portfolio
          Metropolitian Life Series Funds (MetLife)
            Janus Mid Cap Portfolio
            Russell 2000 Index Portfolio
            Putnam International Stock Portfolio
            Putnam Large Cap Growth Portfolio
            Loomis Sayles High Yield Bond Portfolio
            Stock Index Portfolio B
          VanKampen LIT Funds (VanKampen)
            LIT Emerging Growth Fund
            LIT Enterprise Fund
            LIT Strategic Fund
          Federated Investors Insurance Company (Federated)
            Federated Equity Income Fund II
            Federated High Income Fund II
            Federated American Leaders Fund II
            Federated Growth Strategies Fund II
          Neuberger Berman (Neuberger Berman)
            Neuberger Berman Genesis
            Neuberger Berman Partners
          The Alger American Fund (Alger):
            Small Capitalization Fund
          T. Rowe Price Funds (T. Rowe)
            T. Rowe Growth Fund
            T. Rowe International Stock Fund
            T. Rowe Prime Reserve Fund
          Janus Capital Funds Corp. (Janus)
            Janus Aspen Worldwide Growth
          New England Zenith Fund (Zenith)
            Davis Venture Value Fund E
            Harris Oakmark Mid Cap Value Fund B

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(1)  Organization (Cont.)

     During February 2001, the Security First Trust was reorganized as the MetLife Series Trust. As a result of this reorganization, the funds administered by Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Series were merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Portfolio, Lord Abbett Growth and Income Portfolio, BlackRock Equity Portfolio, and BlackRock U.S. Government Portfolio. Additionally, the Bond,
     T. Rowe Price Growth and Income, Equity, and U.S. Government sub-accounts were merged into the respective J.P. Morgan Quality Bond, Lord Abbett Growth and Income, BlackRock Equity, and BlackRock U.S. Government sub-accounts. The Met Investors BlackRock Equity Portfolio and the Met Investors BlackRock U.S. Government Portfolio ceased operations on October 15, 2001, and the assets of the portfolios were merged into the respective Met Investors Putnam Research Portfolio and the Met Investors PIMCO Total Return Bond Portfolio. Additionally, the BlackRock Equity and BlackRock U.S. Government sub- accounts were merged into the respective Putnam Research and PIMCO Total Return Bond sub-accounts.

(2)  Significant Accounting Policies

     (a)  Investment Valuation

          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

     (b)  Reinvestment of Distributions

          Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

     (c)  Federal Income Taxes

          The operations of the Separate Account sub-accounts are included in the federal income tax return of MLIUSA which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
          (IRC). Under current IRC provisions, MLIUSA believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

     (d)  Estimates

          The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     (e)  Reclassificiations

          Certain 2000 amounts have been reclassified to conform to 2001 presentation.

(3)  Separate Account Expenses

     For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts for mortality and administrative expenses that ranges from an annual rate of 0.89% to an annual rate of 2.25%. This varies according to the product specifications. The mortality risks assumed by MLIUSA arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(4)  Contract Fees

     There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years, 3% of the purchase payments withdrawn in the sixth and seventh years, and 0% of the purchase payments withdrawn thereafter. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee.

     Depending on the product, an annual contract maintenance fee of $0-49 is imposed on variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

     During the year ended December 31, 2001, contract maintenance, surrender, and transfer fees of $2,979,670 were deducted.

     Currently, MLIUSA advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. MLIUSA reserves the right to deduct premium taxes when incurred.

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(5)  Cost Basis of Investments

     The cost basis of each sub-account's investment follows:

     Met Investors Lord Abbett Growth and Income Portfolio        $   337,641,695
     Met Investors Lord Abbett Growth and Income Portfolio B           33,107,704
     Met Investors Bond Debenture Portfolio B                          13,182,381
     Met Investors Quality Bond Portfolio                              27,957,326
     Met Investors Putnam Research Portfolio                           33,118,842
     Met Investors Putnam Research Portfolio B                          9,168,608
     Met Investors MIST AIM Mid Cap Equity Portfolio B                    987,817
     Met Investors MIST AIM Small Cap Growth Portfolio B                1,368,849
     Met Investors MIST SSR Concentrated Int'l Portfolio B                215,105
     Met Investors Oppenheimer Capital Appreciation Portfolio B        21,775,456
     Met Investors PIMCO Money Market Portfolio B                      20,686,769
     Met Investors Janus Aggressive Growth Portfolio B                 10,206,846
     Met Investors PIMCO Total Return Bond Portfolio                   28,542,065
     Met Investors PIMCO Total Return Bond Portfolio B                 25,797,757
     Met Investors PIMCO Innovation Portfolio B                         4,503,955
     Met Investors MFS Mid Cap Growth Portfolio B                      13,185,006
     Met Investors MFS Research International Portfolio B               7,717,170
     AIM V.I. Value Fund                                                2,953,376
     AIM V.I. Capital Appreciation Fund                                 1,547,286
     AIM V.I. International Equity Fund                                 1,151,302
     AIM V.I. Balanced Fund                                             1,796,687
     MFS Research Series                                                  735,938
     MFS Investors Trust Series                                           289,367
     MFS New Discovery Series                                             676,148
     Oppenheimer Main Street Growth & Income Fund                       2,726,584
     Oppenheimer Bond Fund                                                367,019
     Oppenheimer Strategic Bond Fund                                      325,354
     Oppenheimer Small Capital Growth Fund                                171,180
     Oppenheimer Money Fund                                               893,964
     Fidelity VIP II Asset Manager Portfolio                      $   213,619,955
     Fidelity VIP Growth Portfolio                                    382,341,948
     Fidelity VIP II Contrafund Portfolio                             233,285,191
     Fidelity VIP Overseas Portfolio                                   21,200,779
     Fidelity VIP Equity-Income Portfolio                              33,817,830
     Fidelity VIP II Index 500 Portfolio                              257,732,217
     Fidelity VIP Money Market Portfolio                               34,584,225
     Scudder I International Portfolio                                 28,788,089
     MetLife Janus Mid Cap Portfolio                                    1,766,102
     MetLife Russell 2000 Index Portfolio                                 429,431
     MetLife Putnam International Stock Portfolio                         396,693
     MetLife Putnam Large Cap Growth Portfolio                            651,587
     MetLife Loomis Sayles High Yield Bond Portfolio                       92,670
     MetLife Stock Index Portfolio B                                    1,791,155
     Van Kampen Emerging Growth Fund                                    1,316,888
     Van Kampen Enterprise Fund                                           349,675
     Van Kampen Strategic Stock Fund                                      273,079
     Federated Equity Income Fund                                         569,833
     Federated High Income Bond Fund                                      304,034
     Federated American Leaders Fund                                    1,209,994
     Federated Strategic Growth Fund                                      384,800
     Neuberger Berman Genesis                                           2,929,269
     Neuberger Berman Partners                                          1,766,960
     Alger Small Capitalization                                       111,703,126
     T. Rowe Growth Fund                                               48,954,092
     T. Rowe International Fund                                         7,562,635
     T. Rowe Prime Reserve Fund                                         1,510,295
     Janus Aspen Worldwide Growth                                      11,055,885
     New England Zenith Davis Venture Value Fund E                     26,202,308
     New England Zenith Harris Oakmark Mid Cap Value Fund B            20,781,978
                                                                  ---------------
                                                                  $ 2,050,170,279
                                                                  ===============

                                                                     (continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding

                                                                             Met Investors
                                       -----------------------------------------------------------------------------------------
                                       Lord Abbett   Lord Abbett
                                         Growth        Growth                                              Blackrock
                                           and           and          Bond        Quality     Blackrock      U.S.       Putnam
                                         Income       Income B     Debenture B     Bond        Equity     Government   Research
                                       -----------   -----------   -----------   ---------   ----------   ----------   ---------
Accumulation Units:
  Unit Balance at December 31, 1999            --           --            --            --           --           --          --

    Units Issued                               --           --            --            --           --           --          --
    Units Redeemed                             --           --            --            --           --           --          --
                                       ----------      -------       -------     ---------   ----------   ----------   ---------

  Unit Balance at December 31, 2000            --           --            --            --           --           --          --

    Units Issued                       13,851,020      829,908       951,968     2,643,609    5,212,031    5,155,108   4,271,829
    Units Redeemed                       (794,276)         (14)       (2,309)     (243,190)  (5,212,031)  (5,155,108)         --
                                       ----------      -------       -------     ---------   ----------   ----------   ---------

  Unit Balance at December 31, 2001    13,056,744      829,894       949,659     2,400,419           --           --   4,271,829
                                       ==========      =======       =======     =========   ==========   ==========   =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                             Met Investors
                                      ----------------------------------------------------------------------------------------------
                                                    MIST AIM      MIST AIM        MIST SSR     Oppenheimer
                                                     Mid Cap      Small Cap     Concentrated     Capital       PIMCO        Janus
                                        Putnam       Equity        Growth          Int'l       Appreciation    Money      Aggressive
                                      Research B   Portfolio B   Portfolio B    Portfolio B         B         Market B     Growth B
                                      ----------   -----------   -----------   -------------   ------------   ---------   ----------
Accumulation Units:
  Unit Balance at December 31, 1999          --          --             --             --              --            --          --

    Units Issued                             --          --             --             --              --            --          --
    Units Redeemed                           --          --             --             --              --            --          --
                                      ---------      ------        -------        -------       ---------     ---------   ---------

  Unit Balance at December 31, 2000          --          --             --             --              --            --          --

    Units Issued                      1,148,742      91,975        119,269         54,402       2,581,098     2,329,487   1,409,821
    Units Redeemed                         (643)         --             --        (34,390)         (6,768)     (288,557)     (1,668)
                                      ---------      ------        -------        -------       ---------     ---------   ---------

  Unit Balance at December 31, 2001   1,148,099      91,975        119,269         20,012       2,574,330     2,040,930   1,408,153
                                      =========      ======        =======        =======       =========     =========   =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                                 Met Investors                                       AIM
                                      --------------------------------------------------------------------   ----------------------
                                                                                                  MFS
                                         PIMCO          PIMCO          PIMCO        MFS        Research
                                      Total Return   Total Return   Innovation    Mid Cap    International               Capital
                                          Bond          Bond B           B       Growth B          B          Value    Appreciation
                                      ------------   ------------   ----------   ---------   -------------   -------   ------------
Accumulation Units:
  Unit Balance at December 31, 1999           --             --           --            --           --       38,464       3,366

    Units Issued                              --             --           --            --           --      367,450     148,423
    Units Redeemed                            --             --           --            --           --       (2,440)        (99)
                                       ---------      ---------      -------     ---------      -------      -------     -------

  Unit Balance at December 31, 2000           --             --           --            --           --      403,474     151,690

    Units Issued                       3,960,781      2,452,036      719,543     1,671,645      918,458      163,249      96,291
    Units Redeemed                            --        (26,347)          --        (2,743)      (1,560)     (22,668)    (11,023)
                                       ---------      ---------      -------     ---------      -------      -------     -------

  Unit Balance at December 31, 2001    3,960,781      2,425,689      719,543     1,668,902      916,898      544,055     236,958
                                       =========      =========      =======     =========      =======      =======     =======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT
A Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                AIM                           MFS                    Oppenheimer
                                      ------------------------   -----------------------------   ------------------
                                                                                                             Main
                                                                                                            Street
                                      International                                  Investors      New     Growth
                                         Equity       Balanced   Research   Trust    Discovery   & Income    Bond
                                      -------------   --------   --------   ------   ---------   --------   -------
Accumulation Units:
  Unit Balance at December 31, 1999        4,827        19,732      2,569    2,040         --      27,438     1,596

    Units Issued                         152,353       206,185     76,731   24,571     69,517     389,120    59,191
    Units Redeemed                          (780)         (734)      (248)    (699)      (712)     (5,880)     (332)
                                         -------       -------    -------   ------     ------     -------   -------

  Unit Balance at December 31, 2000      156,400       225,183     79,052   25,912     68,805     410,678    60,455

    Units Issued                          44,943       146,358     52,366   36,522     29,340     183,360    20,206
    Units Redeemed                       (12,311)      (37,248)    (5,022)  (1,565)    (7,594)    (41,357)  (13,927)
                                         -------       -------    -------   ------     ------     -------   -------

  Unit Balance at December 31, 2001      189,032       334,293    126,396   60,869     90,551     552,681    66,734
                                         =======       =======    =======   ======     ======     =======   =======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                 Oppenheimer                                 Fidelity
                                      ---------------------------------   ------------------------------------------------
                                                   Small
                                      Strategic   Capital                   Asset
                                        Bond      Growth       Money       Manager      Growth      Contrafund    Overseas
                                      ---------   -------    ----------   ----------   ----------   ----------   ---------
Accumulation Units:
  Unit Balance at December 31, 1999      2,483      6,209        72,559   22,244,588   24,649,782   15,271,372   2,398,414

    Units Issued                        34,363     13,849     1,825,019    2,490,109    4,169,657    3,229,971     266,940
    Units Redeemed                        (513)      (471)   (1,728,335)  (2,637,520)  (2,409,301)    (774,496)   (238,243)
                                        ------     ------    ----------   ----------   ----------   ----------   ---------

  Unit Balance at December 31, 2000     36,333     19,587       169,243   22,097,177   26,410,138   17,726,847   2,427,111

    Units Issued                        32,850     15,615       281,793    2,097,534    3,303,723    3,109,877     113,208
    Units Redeemed                      (8,823)    (9,185)     (286,710)  (3,172,372)  (4,698,039)  (1,655,297)   (311,992)
                                        ------     ------    ----------   ----------   ----------   ----------   ---------

  Unit Balance at December 31, 2001     60,360     26,017       164,326   21,022,339   25,015,822   19,181,427   2,228,327
                                        ======     ======    ==========   ==========   ==========   ==========   =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                    Fidelity                  Scudder I                 MetLife
                                      -----------------------------------   -------------   ---------------------------------
                                                                                                      Russell      Putnam
                                       Equity       Index        Money                       Janus     2000     International
                                       Income        500         Market     International   Mid Cap    Index       Stock
                                      ---------   ----------   ----------   -------------   -------   -------   -------------
Accumulation Units:
  Unit Balance at December 31, 1999   3,611,711   18,109,222    6,115,007     1,502,793          --       --           --

    Units Issued                        126,021    3,643,543    4,141,456       734,119     328,971   40,083       48,190
    Units Redeemed                     (214,113)  (1,926,030)  (5,352,818)      (80,203)     (3,935)      (9)        (433)
                                      ---------   ----------   ----------     ---------     -------   ------       ------

Unit Balance at December 31, 2000     3,523,619   19,826,735    4,903,645     2,156,709     325,036   40,074       47,757

    Units Issued                         93,698    5,232,692    6,637,947       759,450     270,277   57,154       52,651
    Units Redeemed                     (374,444)  (5,331,661)  (6,469,179)     (355,296)    (94,229)  (7,752)      (6,040)
                                      ---------   ----------   ----------     ---------     -------   ------       ------

Unit Balance at December 31, 2001     3,242,873   19,727,766    5,072,413     2,560,863     501,084   89,476       94,368
                                      =========   ==========   ==========     =========     =======   ======       ======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                                   MetLife                          Van Kampen               Federated
                                      --------------------------------   ---------------------------------   ---------
                                                    Loomis
                                       Putnam       Sayles      Stock
                                      Large Cap   High Yield    Index    Emerging                Strategic     Equity
                                       Growth        Bond         B       Growth    Enterprise     Stock       Income
                                      ---------   ----------   -------   --------   ----------   ---------    -------
Accumulation Units:
  Unit Balance at December 31, 1999         --          --          --     1,821         343         670        6,209

    Units Issued                        87,443       6,680          --   123,510      41,381      24,849       82,819
    Units Redeemed                      (1,169)         (4)         --    (1,811)     (1,700)       (340)        (260)
                                       -------      ------     -------   -------      ------      ------      -------

  Unit Balance at December 31, 2000     86,274       6,676          --   123,520      40,024      25,179       88,768

    Units Issued                       131,915      14,765     166,446    63,561      35,341      35,858       55,030
    Units Redeemed                     (27,509)     (3,468)         --   (12,416)     (7,216)       (755)     (26,866)
                                       -------      ------     -------   -------      ------      ------      -------

  Unit Balance at December 31, 2001    190,680      17,973     166,446   174,665      68,149      60,282      116,932
                                       =======      ======     =======   =======      ======      ======      =======

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                               Federated                 Neuberger Berman          Alger       T.Rowe Price
                                      ------------------------------   --------------------   --------------   ------------
                                       High
                                      Income    American   Strategic                              Small
                                       Bond      Leaders    Growth      Genesis    Partners   Capitalization     Growth
                                      -------   --------   ---------   ---------   --------   --------------    ---------
Accumulation Units:
  Unit Balance at December 31, 1999    15,001    12,542     23,318      234,545    309,008      7,306,346       1,789,101

    Units Issued                       56,216   174,108     35,929      144,340     58,277      1,693,559         120,054
    Units Redeemed                     (2,031)   (4,210)    (3,587)     (61,097)   (91,652)      (399,152)       (413,802)
                                      -------   -------     ------     --------    -------      ---------       ---------

  Unit Balance at December 31, 2000    69,186   182,440     55,660      317,788    275,633      8,600,753       1,495,353

    Units Issued                       16,779    84,027      5,087      305,042     56,460      1,664,660          56,239
    Units Redeemed                    (25,753)  (16,735)    (5,439)    (144,174)   (37,066)      (890,916)       (895,411)
                                      -------   -------     ------     --------    -------      ---------       ---------

  Unit Balance at December 31, 2001    60,212   249,732     55,308      478,656    295,027      9,374,497         656,181
                                      =======   =======     ======     ========    =======      =========       =========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                           T.Rowe Price           Janus            Zenith             Security First Trust
                                      -----------------------   ---------   ---------------------   ------------------------
                                                                                         Harris
                                                                  Aspen                  Oakmark                   T. Rowe
                                                       Prime    Worldwide     Davis      Mid Cap                   Growth &
                                      International   Reserve    Growth     Venture E    Value B       Bond         Income
                                      -------------   -------   ---------   ---------   ---------   ----------   -----------
Accumulation Units:
  Unit Balance at December 31, 1999     1,745,913      72,927     521,370          --          --    2,299,144    13,343,302

    Units Issued                          154,144      21,707   1,165,127          --          --      203,498     1,695,315
    Units Redeemed                       (591,099)    (22,469)   (381,825)         --          --     (412,994)   (1,879,535)
                                        ---------     -------   ---------   ---------   ---------   ----------   -----------

  Unit Balance at December 31, 2000     1,308,958      72,165   1,304,672          --          --    2,089,648    13,159,082

    Units Issued                           74,762      52,733     555,489   2,649,034   1,863,945       75,659       223,550
    Units Redeemed                       (718,724)    (33,154)   (613,236)         --          --   (2,165,307)  (13,382,632)
                                        ---------     -------   ---------   ---------   ---------   ----------   -----------

  Unit Balance at December 31, 2001       664,996      91,744   1,246,925   2,649,034   1,863,945           --            --
                                        =========     =======   =========   =========   =========   ==========   ===========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
Year ended December 31, 2001

(6)  Changes in Units Outstanding, continued:

                                        Security First Trust
                                      -----------------------

                                         U.S.
                                      Government     Equity
                                      ----------   ----------

Accumulation Units:
  Unit Balance at December 31, 1999    5,383,842    5,215,448

    Units Issued                         182,724      220,557
    Units Redeemed                      (619,477)    (553,028)
                                      ----------   ----------

  Unit Balance at December 31, 2000    4,947,089    4,882,977

    Units Issued                         100,302       25,427
    Units Redeemed                    (5,047,391)  (4,908,404)
                                      ----------   ----------

  Unit Balance at December 31, 2001           --           --
                                      ==========   ==========

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the years ended December 31, 2001 and December 31, 2000 follow:

                                                                                      Realized Gain (Loss)
                                                                  ----------------------------------------------------
                                                                       Aggregate        Aggregate Cost
                                                        Year or   Proceeds from Sales    of Fund Shares     Realized
                                                        Period       of Fund Shares         Redeemed       Gain (Loss)
                                                        -------   -------------------   ---------------   ------------
Met Investors Lord Abbett Growth and Income              2001         $53,749,858         $56,124,765     $ (2,374,907)
                                                         2000                  --                  --               --

Met Investors Lord Abbett Growth & Income B              2001              68,279              71,811           (3,532)
                                                         2000                  --                  --               --

Met Investors Bond Debenture B                           2001              25,239              25,412             (173)
                                                         2000                  --                  --               --

Met Investors Quality Bond                               2001           3,554,609           3,572,989          (18,380)
                                                         2000                  --                  --               --

Met Investors Blackrock Equity                           2001          39,925,140          55,052,032      (15,126,892)
                                                         2000                  --                  --               --

Met Investors Blackrock Government                       2001          36,308,891          35,844,908          463,983
                                                         2000                  --                  --               --

Met Investors Putnam Research                            2001           1,194,718           1,170,340           24,378
                                                         2000                  --                  --               --

Met Investors Putnam Research B                          2001             109,107             111,555           (2,448)
                                                         2000                  --                  --               --

Met Investors MIST AIM Mid Cap Equity Portfolio B        2001                 565                 557                8
                                                         2000                  --                  --               --

Met Investors MIST AIM Small Cap Growth Portfolio B      2001              19,353              18,690              663
                                                         2000                  --                  --               --

Met Investors MIST SSR Concentrated Int'l Portfolio B    2001           1,354,515           1,351,911            2,604
                                                         2000                  --                  --               --

Met Investors Oppenheimer Capital Appreciation B         2001             191,570             192,095             (525)
                                                         2000                  --                  --               --

Met Investors PIMCO Money Market B                       2001           6,924,454           6,924,454               --
                                                         2000                  --                  --               --

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Realized Gain (Loss)
                                                    --------------------------------------------------
                                                         Aggregate        Aggregate Cost
                                          Year or   Proceeds from Sales   of Fund Shares     Realized
                                          Period      of Fund Shares         Redeemed      Gain (Loss)
                                          -------   -------------------   --------------   -----------
Met Investors Janus Aggressive Growth B    2001         $   23,371          $   25,158      $ (1,787)
                                           2000                 --                  --            --

Met Investors PIMCO Total Return Bond      2001          1,727,648           1,721,245         6,403
                                           2000                 --                  --            --

Met Investors PIMCO Total Return Bond B    2001            431,070             426,944         4,126
                                           2000                 --                  --            --

Met Investors PIMCO Innovation B           2001            172,144             185,314       (13,170)
                                           2000                 --                  --            --

Met Investors MFS Mid Cap Growth B         2001            117,387             117,157           230
                                           2000                 --                  --            --

Met Investors Research International B     2001          1,695,130           1,753,605       (58,475)
                                           2000                 --                  --            --

AIM V.I. Value                             2001            257,143             322,118       (64,975)
                                           2000            223,016             235,133       (12,117)

AIM V.I. Capital Appreciation              2001            173,542             232,640       (59,098)
                                           2000             95,192              94,586           606

AIM V.I. International                     2001            121,740             165,920       (44,180)
                                           2000            184,167             202,151       (17,984)

AIM V.I. Balanced                          2001            433,106             477,405       (44,299)
                                           2000            138,616             135,638         2,978

MFS Research Series                        2001            139,370             173,174       (33,804)
                                           2000             92,087              93,666        (1,579)

MFS Investors Trust                        2001              8,532               9,409          (877)
                                           2000             26,691              25,689         1,002

MFS New Discovery                          2001            136,322             161,333       (25,011)
                                           2000             93,500              98,153        (4,653)

Oppenheimer Main Street Growth & Income    2001            448,268             516,852       (68,584)
                                           2000            266,849             267,472          (623)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                              Realized Gain (Loss)
                                             --------------------------------------------------
                                                  Aggregate        Aggregate Cost
                                   Year or   Proceeds from Sales   of Fund Shares     Realized
                                   Period      of Fund Shares         Redeemed      Gain (Loss)
                                   -------   -------------------   --------------   -----------
Oppenheimer Bond                    2001         $   129,813        $   128,137     $     1,676
                                    2000              95,413             96,086            (673)

Oppenheimer Strategic Bond          2001              89,010             89,921            (911)
                                    2000              35,748             36,567            (819)

Oppenheimer Small Capital Growth    2001               8,917             10,137          (1,220)
                                    2000              83,191             90,434          (7,243)

Oppenheimer Money Fund              2001           2,413,176          2,413,176              --
                                    2000           8,490,757          8,490,757              --

Fidelity VIP II Asset Manager       2001          21,775,137         24,736,094      (2,960,957)
                                    2000          20,425,710         19,778,763         646,947

Fidelity VIP Growth                 2001          49,283,616         54,893,022      (5,609,406)
                                    2000          35,290,670         24,186,097      11,104,573

Fidelity VIP II Contrafund          2001           6,535,790          6,926,666        (390,876)
                                    2000           5,884,821          4,826,467       1,058,354

Fidelity VIP Overseas               2001           2,521,492          3,203,227        (681,735)
                                    2000           2,899,243          2,328,411         570,832

Fidelity VIP Equity Income          2001           4,075,879          4,194,460        (118,581)
                                    2000           3,506,200          3,266,168         240,032

Fidelity VIP II Index 500           2001          31,734,944         30,487,476       1,247,468
                                    2000          24,823,783         17,129,631       7,694,153

Fidelity VIP Money Market           2001          22,862,061         22,862,061              --
                                    2000          15,204,650         15,204,650              --

Scudder I International Equity      2001           2,477,509          3,461,035        (983,526)
                                    2000           2,401,333          2,195,729         205,604

MetLife Janus Mid Cap               2001             388,275            638,185        (249,910)
                                    2000             119,257            131,560         (12,303)

MetLife Russell 2000 Index          2001              51,373             58,457          (7,084)
                                    2000              22,513             24,512          (1,999)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                    Realized Gain (Loss)
                                                  ---------------------------------------------------
                                                       Aggregate        Aggregate Cost
                                        Year or   Proceeds from Sales   of Fund Shares     Realized
                                        Period      of Fund Shares         Redeemed       Gain (Loss)
                                        -------   -------------------   --------------   ------------
MetLife Putnam International Stock       2001         $   97,984          $  114,136      $   (16,152)
                                         2000              8,415               8,719             (304)

MetLife Putnam Large Cap Growth          2001            133,164             195,310          (62,146)
                                         2000             31,473              23,256            8,217

MetLife Loomis Sayles High Yield Bond    2001             29,513              33,650           (4,137)
                                         2000                229                 237               (8)

MetLife Stock Index B                    2001            554,622             549,671            4,951
                                         2000                 --                  --               --

Van Kampen Emerging Growth               2001            125,963             184,463          (58,500)
                                         2000            179,334             185,243           (5,909)

Van Kampen Enterprise                    2001             86,326             112,874          (26,548)
                                         2000             34,300              35,755           (1,455)

Van Kampen Strategic Stock               2001              9,851               9,248              603
                                         2000             54,664              52,637            2,027

Federated Equity Income                  2001            209,934             248,472          (38,538)
                                         2000             34,392              33,719              673

Federated High Income Bond               2001            278,401             311,581          (33,180)
                                         2000             39,534              41,790           (2,256)

Federated American Leaders               2001            219,629             221,857           (2,228)
                                         2000             59,163              58,803              360

Federated Growth Strategic               2001             26,283              42,300          (16,017)
                                         2000             79,469              68,686           10,783

Neuberger Berman Genesis                 2001          3,444,548           3,337,279          107,269
                                         2000            277,423             271,440            5,983

Neuberger Berman Partners                2001            165,338             186,780          (21,442)
                                         2000            463,302             494,860          (31,558)

Alger Small Capitalization               2001          2,885,955           5,549,031       (2,663,076)
                                         2000          3,553,368           3,813,762         (260,395)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                             Realized Gain (Loss)
                                                              ---------------------------------------------------
                                                                   Aggregate        Aggregate Cost
                                                    Year or   Proceeds from Sales   of Fund Shares     Realized
                                                    Period      of Fund Shares         Redeemed       Gain (Loss)
                                                    -------   -------------------   --------------   ------------
T. Rowe Growth                                        2001        $ 55,082,191       $ 65,754,355    $(10,672,164)
                                                      2000          26,888,290         19,142,330       7,745,960

T. Rowe International                                 2001           6,337,554          7,926,799      (1,589,245)
                                                      2000           6,852,366          5,190,217       1,662,149

T. Rowe Prime Reserve                                 2001             771,364            771,364              --
                                                      2000             785,815            785,815              --

Janus Aspen Worldwide Growth                          2001           4,562,561          5,929,466      (1,366,905)
                                                      2000           2,916,663          2,812,212         104,451

New England Zenith Davis Venture Value E              2001              83,012             86,859          (3,847)
                                                      2000                  --                 --              --

New England Zenith Harris Oakmark Mid Cap Value B     2001              43,973             46,147          (2,174)
                                                      2000                  --                 --              --

Security First Trust Bond                             2001          24,897,001         25,602,771        (705,770)
                                                      2000           6,703,410          7,059,704        (356,294)

Security First Trust T. Rowe Growth & Income          2001         375,869,852        355,305,018      20,564,834
                                                      2000          50,682,502         40,251,355      10,431,147

Security First Trust U.S Government                   2001             711,057            716,626          (5,569)
                                                      2000           4,893,890          5,058,946        (165,056)

Security First Trust Equity                           2001             760,128            852,978         (92,850)
                                                      2000           6,930,567          5,561,137       1,369,430

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                        Unrealized Appreciation (Depreciation)
                                                                  ---------------------------------------------------
                                                                    Appreciation     Appreciation
                                                        Year or   (Depreciation)   (Depreciation)
                                                        Period    End of Period    Beginning of Period      Change
                                                        -------   --------------   -------------------   ------------
Met Investors Lord Abbett Growth and Income               2001     $(11,523,760)         $--             $(11,523,760)
                                                          2000               --           --                       --

Met Investors Lord Abbett Growth and Income B             2001        1,177,296           --                1,177,296
                                                          2000               --           --                       --

Met Investors Bond Debenture B                            2001           66,391           --                   66,391
                                                          2000               --           --                       --

Met Investors Quality Bond                                2001           59,526           --                   59,526
                                                          2000               --           --                       --

Met Investors Blackrock Equity                            2001               --           --                       --
                                                          2000               --           --                       --

Met Investors Blackrock Government                        2001               --           --                       --
                                                          2000               --           --                       --

Met Investors Putnam Research                             2001        2,388,915           --                2,388,915
                                                          2000               --           --                       --

Met Investors Putnam Research B                           2001           73,143           --                   73,143
                                                          2000               --           --                       --

Met Investors MIST AIM Mid Cap Equity Portfolio B         2001           22,724           --                   22,724
                                                          2000               --           --                       --

Met Investors MIST AIM Small Cap Growth Portfolio B       2001           44,343           --                   44,343
                                                          2000               --           --                       --

Met Investors MIST SSR Concentrated Int'l Portfolio B     2001            3,825           --                    3,825
                                                          2000               --           --                       --

Met Investors Oppenheimer Capital Appreciation B          2001          (24,399)          --                  (24,399)
                                                          2000               --           --                       --

Met Investors PIMCO Money Market B                        2001               --           --                       --
                                                          2000               --           --                       --

Met Investors Janus Aggressive Growth B                   2001           63,666           --                   63,666
                                                          2000               --           --                       --

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                          Unrealized Appreciation (Depreciation)
                                                    ------------------------------------------------
                                                     Appreciation       Appreciation
                                          Year or   (Depreciation)     (Depreciation)
                                          Period    End of Period    Beginning of Period    Change
                                          -------   --------------   -------------------   ---------

Met Investors PIMCO Total Return Bond       2001      $(348,024)        $     --           $(348,024)
                                            2000             --               --                  --

Met Investors PIMCO Total Return Bond B     2001       (289,416)              --            (289,416)
                                            2000             --               --                  --

Met Investors PIMCO Innovation B            2001        (24,789)              --             (24,789)
                                            2000             --               --                  --

Met Investors MFS Mid Cap Growth B          2001        532,265               --             532,265
                                            2000             --               --                  --

Met Investors Research International B      2001        (48,206)              --             (48,206)
                                            2000             --               --                  --

AIM V.I. Value                              2001       (651,310)        (365,429)           (285,881)
                                            2000       (365,429)           8,584            (374,013)

AIM V.I. Capital Appreciation               2001       (482,121)        (198,899)           (283,222)
                                            2000       (198,899)           2,307            (201,206)

AIM V.I. International                      2001       (399,857)        (210,958)           (188,899)
                                            2000       (210,958)           2,822            (213,780)

AIM V.I. Balanced                           2001       (214,518)         (57,763)           (156,755)
                                            2000        (57,763)           9,259             (67,022)

MFS Research Series                         2001       (200,526)         (46,331)           (154,195)
                                            2000        (46,331)             575             (46,906)

MFS Investors Trust                         2001        (34,738)             168             (34,906)
                                            2000            168              422                (254)

MFS New Discovery                           2001        (69,844)         (41,129)            (28,715)
                                            2000        (41,129)              --             (41,129)

Oppenheimer Main Street Growth & Income     2001       (375,551)        (190,614)           (184,937)
                                            2000       (190,614)           8,267            (198,881)

Oppenheimer Bond                            2001          5,462            7,868              (2,406)
                                            2000          7,868               (8)              7,876

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                     Unrealized Appreciation (Depreciation)
                                               ---------------------------------------------------
                                                Appreciation       Appreciation
                                     Year or   (Depreciation)     (Depreciation)
                                     Period    End of Period    Beginning of Period      Change
                                     -------   --------------   ----------------------------------
Oppenheimer Strategic Bond             2001    $     (1,020)        $        178      $     (1,198)
                                       2000             178                   28               150

Oppenheimer Small Capital Growth       2001         (10,662)             (13,562)            2,900
                                       2000         (13,562)               8,250           (21,812)

Oppenheimer Money Fund                 2001              --                   --                --
                                       2000              --                   --                --

Fidelity VIP II Asset Manager          2001     (23,531,874)          (6,034,456)      (17,497,418)
                                       2000      (6,034,456)          27,044,054       (33,078,510)

Fidelity VIP Growth                    2001     (54,662,872)          42,228,524       (96,891,396)
                                       2000      42,228,524          156,078,587      (113,850,063)

Fidelity VIP II Contrafund             2001     (13,377,047)          23,110,370       (36,487,417)
                                       2000      23,110,370           68,821,304       (45,710,934)

Fidelity VIP Overseas                  2001      (5,981,065)             266,846        (6,247,911)
                                       2000         266,846            8,459,106        (8,192,260)

Fidelity VIP Equity Income             2001        (906,835)           3,284,407        (4,191,242)
                                       2000       3,284,407            3,437,397          (152,990)

Fidelity VIP II Index 500              2001       1,429,728           42,387,880       (40,958,152)
                                       2000      42,387,880           84,326,275       (41,938,395)

Fidelity VIP Money Market              2001              --                   --                --
                                       2000              --                   --                --

Scudder I International Equity         2001     (11,623,392)          (2,048,632)       (9,574,760)
                                       2000      (2,048,632)           5,439,548        (7,488,180)

MetLife Janus Mid Cap                  2001        (722,067)            (426,217)         (295,850)
                                       2000        (426,217)                  --          (426,217)

MetLife Russell 2000 Index             2001         (18,838)             (34,170)           15,332
                                       2000         (34,170)                  --           (34,170)

MetLife Putnam International Stock     2001         (65,550)              (9,509)          (56,041)
                                       2000          (9,509)                  --            (9,509)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                        Unrealized Appreciation (Depreciation)
                                                  ---------------------------------------------------
                                                   Appreciation       Appreciation
                                        Year or   (Depreciation)     (Depreciation)
                                        Period    End of Period    Beginning of Period      Change
                                        -------   --------------   -------------------   ------------
MetLife Putnam Large Cap Growth          2001      $   (190,417)      $   (103,053)      $    (87,364)
                                         2000          (103,053)                --           (103,053)

MetLife Loomis Sayles High Yield Bond    2001            (8,635)            (1,282)            (7,353)
                                         2000            (1,282)                --             (1,282)

MetLife Stock Index B                    2001            13,854                 --             13,854
                                         2000                --                 --                 --

Van Kampen Emerging Growth               2001          (473,731)          (208,318)          (265,413)
                                         2000          (208,318)             1,230           (209,548)

Van Kampen Enterprise                    2001           (82,822)           (46,296)           (36,526)
                                         2000           (46,296)                --            (46,296)

Van Kampen Strategic Stock               2001            12,418             14,404             (1,986)
                                         2000            14,404                (23)            14,427

Federated Equity Income                  2001           (79,059)           (52,410)           (26,649)
                                         2000           (52,410)             2,553            (54,963)

Federated High Income Bond               2001           (31,800)           (30,590)            (1,210)
                                         2000           (30,590)               301            (30,891)

Federated American Leaders               2001           (46,418)            24,932            (71,350)
                                         2000            24,932              2,068             22,864

Federated Growth Strategic               2001          (149,281)           (91,174)           (58,107)
                                         2000           (91,174)            34,114           (125,288)

Neuberger Berman Genesis                 2001           389,444            326,486             62,958
                                         2000           326,486             (3,515)           330,001

Neuberger Berman Partners                2001          (183,291)          (121,790)           (61,501)
                                         2000          (121,790)           (59,276)           (62,514)

Alger Small Capitalization               2001       (55,736,476)       (36,228,998)       (19,507,478)
                                         2000       (36,228,998)        23,160,801        (59,389,799)

T. Rowe Growth                           2001        (7,799,665)        (6,929,483)          (870,182)
                                         2000        (6,929,483)        20,233,658        (27,163,141)

                                                                     (Continued)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
Notes to Financial Statements
December 31, 2001

(7)  Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)

                                                                   Unrealized Appreciation (Depreciation)
                                                            ---------------------------------------------------
                                                             Appreciation       Appreciation
                                                  Year or   (Depreciation)     (Depreciation)
                                                  Period    End of Period    Beginning of Period      Change
                                                  -------   --------------   -------------------   ------------
T. Rowe International                              2001      $(1,896,818)       $  (434,717)       $ (1,462,101)
                                                   2000         (434,717)         5,595,842          (6,030,559)

T. Rowe Prime Reserve                              2001               --                 --                  --
                                                   2000               --                 --                  --

Janus Aspen Worldwide Growth                       2001       (2,723,972)        (1,623,906)         (1,100,066)
                                                   2000       (1,623,906)         1,844,705          (3,468,611)

New England Zenith Davis Venture Value             2001          651,406                 --             651,406
                                                   2000               --                 --                   -

New England Zenith Harris Oakmark Mid Cap Value    2001        1,445,855                 --           1,445,855
                                                   2000               --                 --                   -

Security First Trust Bond                          2001               --         (1,002,074)          1,002,074
                                                   2000       (1,002,074)        (1,915,423)            913,349

Security First Trust T. Rowe Growth & Income       2001               --         10,892,904         (10,892,904)
                                                   2000       10,892,904         25,725,546         (14,832,642)

Security First Trust U.S Government                2001               --           (479,846)            479,846
                                                   2000         (479,846)        (2,760,854)          2,281,008

Security First Trust Equity                        2001               --         (4,220,322)          4,220,322
                                                   2000       (4,220,322)        14,127,015         (18,347,337)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

MetLife Investors USA Separate Account A sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                              As of December 31, 2001         For the Year ended December 31, 2001
                                                        -----------------------------------  -------------------------------------
                                                                       Unit      Net Assets     Investment    Expense     Total
                                                          Units     Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                                        ---------   ----------   ----------   -------------   -------   ---------
Met Investors Lord Abbett Growth & Income               2,708,416   $21.556428    $ 58,384        0.95%        1.40%     (7.24%)
Met Investors Lord Abbett Growth & Income, Series AA      876,621    68.331095      59,900        0.95%        0.89%     (6.56%)
Met Investors Lord Abbett Growth & Income, Series W     7,113,661    21.612350     153,743        0.95%        1.35%     (6.99%)
Met Investors Lord Abbett Growth & Income, Series ZZZ   2,358,046    22.741940      53,627        0.95%        1.35%     (6.99%)
Met Investors Lord Abbett Growth & Income B                52,408    41.392944       2,168        0.17%        1.40%     (7.30%)
Met Investors Lord Abbett Growth & Income B, Series H      71,763    41.425267       2,973        0.17%        1.30%     (7.21%)
Met Investors Lord Abbett Growth & Income B, Series I     194,262    41.344503       8,032        0.17%        1.55%     (7.44%)
Met Investors Lord Abbett Growth & Income B, Series J      25,175    41.336718       1,041        0.17%        1.60%     (7.49%)
Met Investors Lord Abbett Growth & Income B, Series K     154,864    41.312239       6,398        0.17%        1.65%     (7.53%)
Met Investors Lord Abbett Growth & Income B, Series L      22,153    41.307768         915        0.17%        1.70%     (7.58%)
Met Investors Lord Abbett Growth & Income B, Series M         322    41.332654          13        0.17%        1.75%     (7.63%)
Met Investors Lord Abbett Growth & Income B, Series N      88,945    41.263886       3,670        0.17%        1.80%     (7.67%)
Met Investors Lord Abbett Growth & Income B, Series O      12,642    41.265681         522        0.17%        1.85%     (7.72%)
Met Investors Lord Abbett Growth & Income B, Series P      80,424    41.231685       3,316        0.17%        1.90%     (7.77%)
Met Investors Lord Abbett Growth & Income B, Series Q      14,209    41.237641         586        0.17%        1.95%     (7.81%)
Met Investors Lord Abbett Growth & Income B, Series R           2    41.289644          --        0.17%        2.00%     (7.86%)
Met Investors Lord Abbett Growth & Income B, Series S      98,684    41.183429       4,064        0.17%        2.05%     (7.91%)
Met Investors Lord Abbett Growth & Income B, Series T      13,343    41.195623         550        0.17%        2.10%     (7.95%)
Met Investors Lord Abbett Growth & Income B, Series U         698    41.246677          29        0.17%        2.25%     (8.09%)
Met Investors Bond Debenture B                             39,279    13.978494         551        1.47%        1.40%      2.04%
Met Investors Bond Debenture B, Series H                   76,823    13.989418       1,075        1.47%        1.30%      2.14%
Met Investors Bond Debenture B, Series I                  337,551    13.962133       4,713        1.47%        1.55%      1.89%
Met Investors Bond Debenture B, Series J                   15,230    13.959514         213        1.47%        1.60%      1.84%
Met Investors Bond Debenture B, Series K                   98,860    13.951241       1,379        1.47%        1.65%      1.78%
Met Investors Bond Debenture B, Series L                   10,418    13.949937         145        1.47%        1.70%      1.73%
Met Investors Bond Debenture B, Series M                        7    13.958144          --        1.47%        1.75%      1.68%
Met Investors Bond Debenture B, Series N                  151,440    13.934910       2,110        1.47%        1.80%      1.63%
Met Investors Bond Debenture B, Series O                   11,584    13.935729         161        1.47%        1.85%      1.58%
Met Investors Bond Debenture B, Series P                   29,458    13.924032         410        1.47%        1.90%      1.53%
Met Investors Bond Debenture B, Series Q                   12,847    13.926270         179        1.47%        1.95%      1.48%
Met Investors Bond Debenture B, Series R                        7    13.943623          --        1.47%        2.00%      1.43%
Met Investors Bond Debenture B, Series S                  162,450    13.907731       2,259        1.47%        2.05%      1.38%
Met Investors Bond Debenture B, Series T                    3,698    13.912076          51        1.47%        2.10%      1.32%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                           As of December 31, 2001         For the Year ended December 31, 2001
                                                     -----------------------------------   ------------------------------------
                                                                    Unit      Net Assets    Investment     Expense      Total
                                                       Units     Fair Value      (000)     Income Ratio*   Ratio**    Return***
                                                     ---------   ----------   ----------   -------------   -------   ----------
Met Investors Bond Debenture B, Series U                     7   $13.929118     $    --        1.47%       2.25%         1.17%
Met Investors Quality Bond Portfolio                 1,029,054    10.855772      11,171        4.86%       1.40%         5.33%
Met Investors Quality Bond Portfolio, Series AA        152,430    23.834357       3,633        4.86%       0.89%         6.10%
Met Investors Quality Bond Portfolio, Series W         224,150    10.468599       2,347        4.86%       1.35%         5.62%
Met Investors Quality Bond Portfolio, Series ZZZ       994,785    10.884194      10,827        4.86%       1.35%         5.61%
Met Investors Blackrock Equity Portfolio                    --           --          --        0.20%       1.40%       (20.97%)
Met Investors Blackrock Equity Portfolio, Series V          --           --          --        0.20%       1.15%       (20.85%)
Met Investors Blackrock Government Inc. Portfolio           --           --          --        4.52%       1.40%         5.70%
Met Investors Blackrock Government Inc. Portfolio,
   Series V                                                 --           --          --        4.52%       1.15%         5.87%
Met Investors Blackrock Government Inc. Portfolio,
   Series W                                                 --           --          --        4.52%       1.35%         5.78%
Met Investors Putnam Research                        1,424,800     7.045979      10,039        0.07%       1.40%         7.00%
Met Investors Putnam Research, Series V              2,847,029     8.943571      25,463        0.07%       1.15%         7.00%
Met Investors Putnam Research B                         67,208     8.065922         542        0.44%       1.40%        (0.88%)
Met Investors Putnam Research B, Series H               72,909     8.072222         589        0.44%       1.30%        (0.81%)
Met Investors Putnam Research B, Series I              266,879     8.056476       2,150        0.44%       1.55%        (1.00%)
Met Investors Putnam Research B, Series J               36,171     8.054961         291        0.44%       1.60%        (1.04%)
Met Investors Putnam Research B, Series K              207,533     8.050186       1,671        0.44%       1.65%        (1.08%)
Met Investors Putnam Research B, Series L               22,087     8.049480         178        0.44%       1.70%        (1.12%)
Met Investors Putnam Research B, Series M                   11     8.054163          --        0.44%       1.75%        (1.16%)
Met Investors Putnam Research B, Series N              188,354     8.040755       1,515        0.44%       1.80%        (1.19%)
Met Investors Putnam Research B, Series O               20,789     8.041271         167        0.44%       1.85%        (1.23%)
Met Investors Putnam Research B, Series P               98,228     8.034479         789        0.44%       1.90%        (1.27%)
Met Investors Putnam Research B, Series Q               39,042     8.035812         314        0.44%       1.95%        (1.31%)
Met Investors Putnam Research B, Series R                   11     8.045779          --        0.44%       2.00%        (1.35%)
Met Investors Putnam Research B, Series S               98,919     8.025064         794        0.44%       2.05%        (1.39%)
Met Investors Putnam Research B, Series T               29,947     8.027613         240        0.44%       2.10%        (1.43%)
Met Investors Putnam Research B, Series U                   11     8.037404          --        0.44%       2.25%        (1.54%)
Met Investors MIST AIM Mid Cap Equity Portfolio B        1,316    10.991234          16        0.05%       1.40%         9.91%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series H                                              5,525    10.993732          61        0.05%       1.30%         9.94%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series I                                             20,124    10.987487         221        0.05%       1.55%         9.87%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series J                                              1,567    10.986248          17        0.05%       1.60%         9.86%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series K                                             21,430    10.984994         235        0.05%       1.65%         9.85%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series L                                                 10    10.983749          --        0.05%       1.70%         9.84%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series M                                                852    10.982498           9        0.05%       1.75%         9.83%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series N                                              4,572    10.981256          50        0.05%       1.80%         9.81%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series O                                              1,090    10.980009          12        0.05%       1.85%         9.80%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series P                                             31,217    10.978760         343        0.05%       1.90%         9.79%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series Q                                                 10    10.977513          --        0.05%       1.95%         9.78%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                             As of December 31, 2001         For the Year ended December 31, 2001
                                                         ---------------------------------   ------------------------------------
                                                                      Unit      Net Assets    Investment     Expense     Total
                                                          Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                         -------   ----------   ----------   -------------   -------   ----------
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series R                                                   10   $10.976269     $   --          0.05%       2.00%       9.76%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series S                                                   10    10.975020         --          0.05%       2.05%       9.75%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series T                                                4,232    10.973778         46          0.05%       2.10%       9.74%
Met Investors MIST AIM Mid Cap Equity Portfolio B,
   Series U                                                   10    10.970039         --          0.05%       2.25%       9.70%
Met Investors MIST AIM Small Cap Growth Portfolio B        2,728    11.852311         32          0.00%       1.40%      18.52%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series H                                               12,276    11.855004        146          0.00%       1.30%      18.55%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series I                                               28,117    11.848284        333          0.00%       1.55%      18.48%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series J                                                1,492    11.846939         18          0.00%       1.60%      18.47%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series K                                               40,372    11.845599        478          0.00%       1.65%      18.46%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series L                                                3,696    11.844254         44          0.00%       1.70%      18.44%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series M                                                  547    11.842911          6          0.00%       1.75%      18.43%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series N                                                4,289    11.841568         51          0.00%       1.80%      18.42%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series O                                                1,107    11.840229         13          0.00%       1.85%      18.40%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series P                                               18,639    11.838879        221          0.00%       1.90%      18.39%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series Q                                                1,012    11.837543         12          0.00%       1.95%      18.38%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series R                                                   10    11.836197         --          0.00%       2.00%      18.36%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series S                                                4,964    11.834858         59          0.00%       2.05%      18.35%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series T                                                   10    11.833517         --          0.00%       2.10%      18.34%
Met Investors MIST AIM Small Cap Growth Portfolio B,
   Series U                                                   10    11.829489         --          0.00%       2.25%      18.30%
Met Investors MIST SSR Concentrated Int'l Portfolio B      1,662    10.935611         19          0.08%       1.40%       9.36%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series H                                                3,571    10.938098         39          0.08%       1.30%       9.38%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series I                                                4,047    10.931888         44          0.08%       1.55%       9.32%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series J                                                  515    10.930643          6          0.08%       1.60%       9.31%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series K                                                1,596    10.929396         17          0.08%       1.65%       9.29%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series L                                                3,352    10.928158         37          0.08%       1.70%       9.28%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series M                                                   10    10.926916         --          0.08%       1.75%       9.27%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series N                                                  977    10.925670         11          0.08%       1.80%       9.26%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series O                                                2,287    10.924432         25          0.08%       1.85%       9.24%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series P                                                   94    10.923190          1          0.08%       1.90%       9.23%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series Q                                                  868    10.921950          9          0.08%       1.95%       9.22%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series R                                                   10    10.920707         --          0.08%       2.00%       9.21%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series S                                                  766    10.919466          8          0.08%       2.05%       9.19%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series T                                                  247    10.918227          3          0.08%       2.10%       9.18%
Met Investors MIST SSR Concentrated Int'l Portfolio B,
   Series U                                                   10    10.914501         --          0.08%       2.25%       9.15%
Met Investors Oppenheimer Capital Appreciation B         187,903     8.466912      1,592          0.07%       1.40%      (1.07%)
Met Investors Oppenheimer Capital Appreciation B,
   Series H                                              183,404     8.473531      1,554          0.07%       1.30%      (1.00%)
Met Investors Oppenheimer Capital Appreciation B,
   Series I                                              612,798     8.456989      5,182          0.07%       1.55%      (1.19%)
Met Investors Oppenheimer Capital Appreciation B,
   Series J                                               97,724     8.455399        826          0.07%       1.60%      (1.23%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                         As of December 31, 2001        For the Year ended December 31, 2001
                                                    ---------------------------------   ------------------------------------
                                                                 Unit      Net Assets     Investment    Expense      Total
                                                     Units    Fair Value      (000)     Income Ratio*   Ratio**    Return***
                                                    -------   ----------   ----------   -------------   -------   ----------
Met Investors Oppenheimer Capital Appreciation B,
   Series K                                         360,424   $ 8.450379     $3,046         0.07%        1.65%      (1.27%)
Met Investors Oppenheimer Capital Appreciation B,
   Series L                                          46,387     8.449647        392         0.07%        1.70%      (1.30%)
Met Investors Oppenheimer Capital Appreciation B,
   Series M                                           4,645     8.454566         39         0.07%        1.75%      (1.34%)
Met Investors Oppenheimer Capital Appreciation B,
   Series N                                         263,517     8.440489      2,224         0.07%        1.80%      (1.38%)
Met Investors Oppenheimer Capital Appreciation B,
   Series O                                          39,784     8.441032        336         0.07%        1.85%      (1.42%)
Met Investors Oppenheimer Capital Appreciation B,
   Series P                                         285,164     8.433892      2,405         0.07%        1.90%      (1.46%)
Met Investors Oppenheimer Capital Appreciation B,
   Series Q                                          54,852     8.435299        463         0.07%        1.95%      (1.50%)
Met Investors Oppenheimer Capital Appreciation B,
   Series R                                              11     8.445763         --         0.07%        2.00%      (1.52%)
Met Investors Oppenheimer Capital Appreciation B,
   Series                                           397,356     8.424014      3,347         0.07%        2.05%      (1.57%)
Met Investors Oppenheimer Capital Appreciation B,
   Series T                                          40,350     8.426695        340         0.07%        2.10%      (1.61%)
Met Investors Oppenheimer Capital Appreciation B,
   Series U                                              11     8.436969         --         0.07%        2.25%      (1.73%)
Met Investors PIMCO Money Market B                   31,640    10.154282        321         1.02%        1.40%       1.22%
Met Investors PIMCO Money Market B, Series H        294,508    10.162217      2,993         1.02%        1.30%       1.29%
Met Investors PIMCO Money Market B, Series I        431,446    10.142394      4,376         1.02%        1.55%       1.10%
Met Investors PIMCO Money Market B, Series J        107,384    10.140463      1,089         1.02%        1.60%       1.06%
Met Investors PIMCO Money Market B, Series K        219,948    10.134478      2,229         1.02%        1.65%       1.02%
Met Investors PIMCO Money Market B, Series L         14,466    10.133571        147         1.02%        1.70%       0.98%
Met Investors PIMCO Money Market B, Series M         43,082    10.139497        437         1.02%        1.75%       1.16%
Met Investors PIMCO Money Market B, Series N        258,105    10.122623      2,613         1.02%        1.80%       0.90%
Met Investors PIMCO Money Market B, Series O         59,895    10.123246        606         1.02%        1.85%       0.86%
Met Investors PIMCO Money Market B, Series P        309,736    10.114716      3,133         1.02%        1.90%       0.82%
Met Investors PIMCO Money Market B, Series Q          2,519    10.116375         25         1.02%        1.95%       0.78%
Met Investors PIMCO Money Market B, Series R         89,518    10.128944        907         1.02%        2.00%       0.98%
Met Investors PIMCO Money Market B, Series S        155,782    10.102880      1,574         1.02%        2.05%       0.70%
Met Investors PIMCO Money Market B, Series T         22,891    10.106064        231         1.02%        2.10%       0.66%
Met Investors PIMCO Money Market B, Series U             10    10.118399         --         1.02%        2.25%       0.80%
Met Investors Janus Aggressive Growth B              63,661     7.308054        464         0.00%        1.40%      (9.12%)
Met Investors Janus Aggressive Growth B, Series H   141,262     7.313773      1,033         0.00%        1.30%      (9.05%)
Met Investors Janus Aggressive Growth B, Series I   375,946     7.299489      2,744         0.00%        1.55%      (9.23%)
Met Investors Janus Aggressive Growth B, Series J    38,217     7.298115        279         0.00%        1.60%      (9.26%)
Met Investors Janus Aggressive Growth B, Series K   200,666     7.293775      1,464         0.00%        1.65%      (9.30%)
Met Investors Janus Aggressive Growth B, Series L    11,507     7.293152         84         0.00%        1.70%      (9.34%)
Met Investors Janus Aggressive Growth B, Series M       431     7.297407          3         0.00%        1.75%      (9.37%)
Met Investors Janus Aggressive Growth B, Series N   208,194     7.285235      1,517         0.00%        1.80%      (9.41%)
Met Investors Janus Aggressive Growth B, Series O    30,383     7.285714        221         0.00%        1.85%      (9.44%)
Met Investors Janus Aggressive Growth B, Series P   115,485     7.279536        841         0.00%        1.90%      (9.48%)
Met Investors Janus Aggressive Growth B, Series Q    12,364     7.280760         90         0.00%        1.95%      (9.51%)
Met Investors Janus Aggressive Growth B, Series R     2,279     7.289812         17         0.00%        2.00%      (9.55%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                          As of December 31, 2001         For the Year ended December 31, 2001
                                                    -----------------------------------   ------------------------------------
                                                                  Unit       Net Assets    Investment     Expense     Total
                                                      Units     Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                    ---------   ----------   ----------   -------------   -------   ----------
Met Investors Janus Aggressive Growth B, Series S     178,769   $ 7.271012     $ 1,300         0.00%       2.05%      (9.58%)
Met Investors Janus Aggressive Growth B, Series T      28,976     7.273333         211         0.00%       2.10%      (9.62%)
Met Investors Janus Aggressive Growth B, Series U          13     7.282231          --         0.00%       2.25%      (9.72%)
Met Investors PIMCO Total Return Bond               1,791,686     7.090995      12,705         0.88%       1.40%      (0.31%)
Met Investors PIMCO Total Return Bond, Series V     2,105,636     7.139437      15,033         0.88%       1.15%      (0.25%)
Met Investors PIMCO Total Return Bond, Series W        63,459     7.110594         451         0.88%       1.35%      (0.30%)
Met Investors PIMCO Total Return Bond B                95,691    10.536235       1,010         2.47%       1.40%       3.69%
Met Investors PIMCO Total Return Bond B, Series H     262,931    10.544458       2,772         2.47%       1.30%       3.77%
Met Investors PIMCO Total Return Bond B, Series I     594,267    10.523893       6,254         2.47%       1.55%       3.56%
Met Investors PIMCO Total Return Bond B, Series J     109,025    10.521924       1,147         2.47%       1.60%       3.52%
Met Investors PIMCO Total Return Bond B, Series K     355,008    10.515687       3,733         2.47%       1.65%       3.48%
Met Investors PIMCO Total Return Bond B, Series L      65,421    10.514782         688         2.47%       1.70%       3.44%
Met Investors PIMCO Total Return Bond B, Series M       1,862    10.520891          20         2.47%       1.75%       3.40%
Met Investors PIMCO Total Return Bond B, Series N     283,097    10.503380       2,973         2.47%       1.80%       3.36%
Met Investors PIMCO Total Return Bond B, Series O      64,645    10.504077         679         2.47%       1.85%       3.32%
Met Investors PIMCO Total Return Bond B, Series P     198,803    10.495175       2,086         2.47%       1.90%       3.28%
Met Investors PIMCO Total Return Bond B, Series Q      57,492    10.496941         603         2.47%       1.95%       3.24%
Met Investors PIMCO Total Return Bond B, Series R          10    10.509943          --         2.47%       2.00%       3.20%
Met Investors PIMCO Total Return Bond B, Series S     333,284    10.482897       3,494         2.47%       2.05%       3.16%
Met Investors PIMCO Total Return Bond B, Series T       4,143    10.486253          43         2.47%       2.10%       3.12%
Met Investors PIMCO Total Return Bond B, Series U          10    10.499015          --         2.47%       2.25%       3.00%
Met Investors PIMCO Innovation B                       44,186     6.093409         269         0.00%       1.40%     (15.77%)
Met Investors PIMCO Innovation B, Series H             49,114     6.098184         300         0.00%       1.30%     (15.70%)
Met Investors PIMCO Innovation B, Series I            213,916     6.086250       1,302         0.00%       1.55%     (15.87%)
Met Investors PIMCO Innovation B, Series J             10,499     6.085109          64         0.00%       1.60%     (15.90%)
Met Investors PIMCO Innovation B, Series K             99,431     6.081488         605         0.00%       1.65%     (15.94%)
Met Investors PIMCO Innovation B, Series L              3,463     6.080967          21         0.00%       1.70%     (15.97%)
Met Investors PIMCO Innovation B, Series M                677     6.084522           4         0.00%       1.75%     (16.00%)
Met Investors PIMCO Innovation B, Series N             89,301     6.074341         542         0.00%       1.80%     (16.03%)
Met Investors PIMCO Innovation B, Series O             10,902     6.074755          66         0.00%       1.85%     (16.07%)
Met Investors PIMCO Innovation B, Series P            101,817     6.069589         618         0.00%       1.90%     (16.10%)
Met Investors PIMCO Innovation B, Series Q             23,555     6.070623         143         0.00%       1.95%     (16.13%)
Met Investors PIMCO Innovation B, Series R                941     6.078185           6         0.00%       2.00%     (16.17%)
Met Investors PIMCO Innovation B, Series S             62,556     6.062465         379         0.00%       2.05%     (16.20%)
Met Investors PIMCO Innovation B, Series T              9,171     6.064428          56         0.00%       2.10%     (16.23%)
Met Investors PIMCO Innovation B, Series U                 14     6.071856          --         0.00%       2.25%     (16.33%)
Met Investors MFS Mid Cap Growth B                     85,523     8.236645         705         0.00%       1.40%       1.70%
Met Investors MFS Mid Cap Growth B, Series H          122,871     8.243089       1,013         0.00%       1.30%       1.78%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                            As of December 31, 2001        For the Year ended December 31, 2001
                                                       ---------------------------------   ------------------------------------
                                                                   Unit       Net Assets    Investment     Expense     Total
                                                        Units    Fair Value      (000)     Income Ratio*   Ratio**    Return***
                                                       -------   ----------   ----------   -------------   --------   ---------

Met Investors MFS Mid Cap Growth B, Series I           413,454    $8.226988     $3,401          0.00%        1.55%       1.58%
Met Investors MFS Mid Cap Growth B, Series J            51,342     8.225446        422          0.00%        1.60%       1.54%
Met Investors MFS Mid Cap Growth B, Series K           269,558     8.220557      2,216          0.00%        1.65%       1.50%
Met Investors MFS Mid Cap Growth B, Series L            23,356     8.219849        192          0.00%        1.70%       1.46%
Met Investors MFS Mid Cap Growth B, Series M             1,655     8.224634         14          0.00%        1.75%       1.42%
Met Investors MFS Mid Cap Growth B, Series N           210,432     8.210931      1,728          0.00%        1.80%       1.38%
Met Investors MFS Mid Cap Growth B, Series O            36,128     8.211448        297          0.00%        1.85%       1.34%
Met Investors MFS Mid Cap Growth B, Series P           151,658     8.204508      1,244          0.00%        1.90%       1.30%
Met Investors MFS Mid Cap Growth B, Series Q            25,277     8.205862        207          0.00%        1.95%       1.26%
Met Investors MFS Mid Cap Growth B, Series R                11     8.216069         --          0.00%        2.00%       1.22%
Met Investors MFS Mid Cap Growth B, Series S           260,425     8.194891      2,134          0.00%        2.05%       1.18%
Met Investors MFS Mid Cap Growth B, Series T            17,201     8.197496        141          0.00%        2.10%       1.14%
Met Investors MFS Mid Cap Growth B, Series U                11     8.207514         --          0.00%        2.25%       1.03%
Met Investors MFS Research International B              44,262     8.381159        372          0.13%        1.40%      (4.82%)
Met Investors MFS Research International B, Series H    54,695     8.387714        459          0.13%        1.30%      (4.75%)
Met Investors MFS Research International B, Series I   253,463     8.371336      2,122          0.13%        1.55%      (4.93%)
Met Investors MFS Research International B, Series J    41,724     8.369761        349          0.13%        1.60%      (4.97%)
Met Investors MFS Research International B, Series K   129,004     8.364799      1,079          0.13%        1.65%      (5.01%)
Met Investors MFS Research International B, Series L    15,668     8.364074        131          0.13%        1.70%      (5.04%)
Met Investors MFS Research International B, Series M     1,447     8.368935         12          0.13%        1.75%      (5.08%)
Met Investors MFS Research International B, Series N   127,245     8.354994      1,063          0.13%        1.80%      (5.12%)
Met Investors MFS Research International B, Series O    22,079     8.355529        184          0.13%        1.85%      (5.16%)
Met Investors MFS Research International B, Series P    79,785     8.348474        666          0.13%        1.90%      (5.19%)
Met Investors MFS Research International B, Series Q    14,930     8.349848        125          0.13%        1.95%      (5.23%)
Met Investors MFS Research International B, Series R     1,845     8.360216         15          0.13%        2.00%      (5.27%)
Met Investors MFS Research International B, Series S   120,184     8.338689      1,002          0.13%        2.05%      (5.30%)
Met Investors MFS Research International B, Series T    10,556     8.341342         88          0.13%        2.10%      (5.34%)
Met Investors MFS Research International B, Series U        11     8.351514         --          0.13%        2.25%      (5.45%)
AIM V.I. Value Fund                                    544,055     4.227031      2,300          0.14%        1.40%     (11.93%)
AIM V.I. Capital Appreciation Fund                     236,958     4.487411      1,063          0.00%        1.40%     (21.67%)
AIM V.I. International Equity Fund                     189,032     3.970154        750          0.34%        1.40%     (21.70%)
AIM V.I. Balanced Fund                                 334,293     4.725155      1,580          1.91%        1.40%     (11.33%)
MFS Research Series                                    126,396     4.230723        535          1.16%        1.40%      (8.98%)
MFS Investors Trust Series                              60,869     4.179944        254          0.57%        1.40%     (15.90%)
MFS New Discovery Series                                90,551     6.688014        606          3.11%        1.40%      19.05%
Oppenheimer Main Street Growth & Income Fund           552,681     4.249357      2,349          0.53%        1.40%     (10.63%)
Oppenheimer Bond Fund                                   66,734     5.569685        372          7.36%        1.40%       7.24%
Oppenheimer Strategic Bond Fund                         60,360     5.366765        324          2.21%        1.40%       3.49%

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                         As of December 31, 2001         For the Year ended December 31, 2001
                                                  ------------------------------------   ------------------------------------
                                                                  Unit      Net Assets    Investment     Expense     Total
                                                    Units      Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                                  ----------   ----------   ----------   -------------   -------   ---------

Oppenheimer Small Capital Growth Fund                 26,017   $ 6.152061    $    160        0.00%        1.40%      2.07%
Oppenheimer Money Fund                               164,326     5.428818         892        3.88%        1.40%      2.42%
Fidelity VIP II Asset Manager                      4,283,516     9.036739      38,710        4.32%        1.40%     (5.08%)
Fidelity VIP II Asset Manager, Series AA             967,544     8.942650       8,652        4.32%        0.89%     (4.95%)
Fidelity VIP II Asset Manager, Series W           11,212,634     9.059545     101,581        4.32%        1.35%     (5.20%)
Fidelity VIP II Asset Manager, Series ZZZ          4,558,645     8.959729      40,844        4.32%        1.35%     (6.25%)
Fidelity VIP Growth Portfolio                      4,015,276    13.087145      52,548        0.08%        1.40%    (18.20%)
Fidelity VIP Growth Portfolio, Series AA           1,584,870    12.906896      20,456        0.08%        0.89%    (18.45%)
Fidelity VIP Growth Portfolio, Series V            1,469,690    13.002973      19,110        0.08%        1.15%    (15.40%)
Fidelity VIP Growth Portfolio, Series W           13,869,929    13.115987     181,918        0.08%        1.35%    (18.33%)
Fidelity VIP Growth Portfolio, Series ZZZ          4,076,057    13.060543      53,236        0.08%        1.35%    (18.67%)
Fidelity VIP II Contrafund Portfolio               3,116,969    11.563481      36,043        0.78%        1.40%     (7.08%)
Fidelity VIP II Contrafund Portfolio, Series AA      496,848     6.388116       3,174        0.78%        0.89%    (15.42%)
Fidelity VIP II Contrafund Portfolio, Series W    15,567,610    11.589333     180,418        0.78%        1.35%     (7.13%)
Fidelity VIP Overseas                                996,908     7.326839       7,304        5.65%        1.40%    (22.43%)
Fidelity VIP Overseas, Series V                    1,144,011     6.339913       7,253        5.65%        1.15%    (21.26%)
Fidelity VIP Overseas, Series W                       87,408     7.345516         642        5.65%        1.35%    (22.53%)
Fidelity VIP Equity-Income Portfolio               3,242,873    10.133098      32,860        5.65%        1.40%     (0.96%)
Fidelity VIP II Index 500                          4,050,157    13.043759      52,829        1.19%        1.40%    (12.74%)
Fidelity VIP II Index 500, Series AA               1,127,223    13.025584      14,683        1.19%        0.89%    (13.79%)
Fidelity VIP II Index 500, Series W               12,576,542    13.071562     164,395        1.19%        1.35%    (12.88%)
Fidelity VIP II Index 500, Series ZZZ              1,973,844    13.118647      25,894        1.19%        1.35%    (11.98%)
Fidelity VIP Money Market                          1,735,628     6.763966      11,739        4.05%        1.40%      3.06%
Fidelity VIP Money Market, Series AA                 160,039     7.016880       1,123        4.05%        0.89%      7.92%
Fidelity VIP Money Market, Series V                  232,540     6.934436       1,613        4.05%        1.15%      2.63%
Fidelity VIP Money Market, Series W                2,605,363     6.806343      17,733        4.05%        1.35%      3.08%
Fidelity VIP Money Market, Series ZZZ                338,843     6.820909       2,311        4.05%        1.35%      2.59%
Scudder I International Portfolio                     94,459     6.677491         631        0.41%        1.40%     (8.07%)
Scudder I International Portfolio, Series W        2,466,404     6.693055      16,508        0.41%        1.35%     (3.38%)
MetLife Janus Mid Cap                                501,084     2.067437       1,036        0.00%        1.40%    (38.21%)
MetLife Russell 2000 Index                            89,476     4.562306         408        0.26%        1.40%     (0.55%)
MetLife Putnam International Stock Fund               94,368     3.482701         329        0.28%        1.40%    (21.72%)
MetLife Putnam Large Cap Growth Fund                 190,680     2.415228         461        0.00%        1.40%    (31.81%)
MetLife Loomis Sayles High Yield Bond                 17,973     4.656099          84       13.15%        1.40%     (2.68%)
MetLife Stock Index B                                  4,339    10.849814          47        0.00%        1.40%    (14.76%)
MetLife Stock Index B, Series H                       18,920    10.852281         205        0.00%        1.30%    (14.68%)
MetLife Stock Index B, Series I                       60,513    10.846117         656        0.00%        1.55%    (14.89%)
MetLife Stock Index B, Series J                        2,734    10.844886          30        0.00%        1.60%    (14.93%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                      As of December 31, 2001        For the Year ended December 31, 2001
                                               -----------------------------------   ------------------------------------
                                                              Unit      Net Assets     Investment    Expense     Total
                                                 Units     Fair Value      (000)     Income Ratio*   Ratio**   Return***
                                               ---------   ----------   ----------   -------------   -------   ---------
MetLife Stock Index B, Series K                   18,877   $10.843650     $   205         0.00%       1.65%     (14.98%)
MetLife Stock Index B, Series L                    8,266    10.842420          90         0.00%       1.70%     (15.02%)
MetLife Stock Index B, Series M                       10    10.841188          --         0.00%       1.75%     (15.06%)
MetLife Stock Index B, Series N                    6,382    10.839954          69         0.00%       1.80%     (15.11%)
MetLife Stock Index B, Series O                    6,993    10.838729          76         0.00%       1.85%     (15.15%)
MetLife Stock Index B, Series P                   20,493    10.837498         222         0.00%       1.90%     (15.19%)
MetLife Stock Index B, Series Q                    2,363    10.836267          26         0.00%       1.95%     (15.23%)
MetLife Stock Index B, Series R                       10    10.835035          --         0.00%       2.00%     (15.28%)
MetLife Stock Index B, Series S                   13,284    10.833803         144         0.00%       2.05%     (15.32%)
MetLife Stock Index B, Series T                    3,252    10.832576          35         0.00%       2.10%     (15.36%)
MetLife Stock Index B, Series U                       10    10.828879          --         0.00%       2.25%     (15.49%)
Van Kampen Emerging Growth Fund                  174,665     4.821098         842         0.00%       1.40%       7.33%
Van Kampen Enterprise Portfolio                   68,149     3.911636         267         0.18%       1.40%      (7.70%)
Van Kampen Strategic Stock Fund                   60,282     4.731900         285         0.00%       1.40%     (10.30%)
Federated Equity Income Fund II                  116,932     4.191007         490         1.76%       1.40%     (11.74%)
Federated High Income Bond Fund                   60,212     4.508910         271        11.35%       1.40%      (0.75%)
Federated American Leaders II                    249,732     4.652030       1,162         1.29%       1.40%      (6.74%)
Federated Growth Strategic Fund II                55,308     4.250258         235         1.75%       1.40%     (20.15%)
Neuberger Berman Genesis                         478,656     6.931356       3,318         0.00%       0.89%       1.24%
Neuberger Berman Partners                        295,027     5.364424       1,583         0.19%       0.89%      (2.45%)
Alger Small Capitalization                     2,037,424     5.950023      12,123         0.05%       1.40%     (23.56%)
Alger Small Capitalization, Series W           7,337,073     5.964960      43,765         0.05%       1.35%     (23.58%)
T. Rowe Growth                                   656,181    62.605277      41,080         0.19%       0.89%      (2.53%)
T. Rowe International                            664,996     8.507886       5,658         1.55%       0.89%     (22.60%)
T. Rowe Prime Reserve                             91,744    16.441855       1,508         3.83%       0.89%       3.02%
Janus Aspen Worldwide Growth                   1,246,925     6.676865       8,326         0.48%       0.89%     (23.37%)
New England Zenith Davis Venture E               188,512    10.156586       1,916         0.00%       1.40%     (12.45%)
New England Zenith Davis Venture E, Series H     226,063    10.164523       2,298         0.00%       1.30%     (12.36%)
New England Zenith Davis Venture E, Series I     642,550    10.144691       6,518         0.00%       1.55%     (12.58%)
New England Zenith Davis Venture E, Series J      82,802    10.142784         840         0.00%       1.60%     (12.62%)
New England Zenith Davis Venture E, Series K     411,598    10.136771       4,172         0.00%       1.65%     (12.67%)
New England Zenith Davis Venture E, Series L      72,352    10.135898         733         0.00%       1.70%     (12.71%)
New England Zenith Davis Venture E, Series M       2,186    10.141791          22         0.00%       1.75%     (12.75%)
New England Zenith Davis Venture E, Series N     348,124    10.124913       3,525         0.00%       1.80%     (12.80%)
New England Zenith Davis Venture E, Series O      42,180    10.125565         427         0.00%       1.85%     (12.84%)
New England Zenith Davis Venture E, Series P     286,807    10.116997       2,902         0.00%       1.90%     (12.89%)
New England Zenith Davis Venture E, Series Q      34,418    10.118686         348         0.00%       1.95%     (12.93%)
New England Zenith Davis Venture E, Series R       1,610    10.131238          16         0.00%       2.00%     (12.97%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001. '

                                                                     (Continued)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2001        For the Year ended December 31, 2001
                                                            ---------------------------------   ------------------------------------
                                                                        Unit       Net Assets    Investment     Expense     Total
                                                             Units    Fair Value     (000)      Income Ratio*   Ratio**   Return***
                                                            -------   ----------   ----------   -------------   -------   ----------
New England Zenith Davis Venture E, Series S                264,065   $10.105156     $2,668         0.00%        2.05%     (13.02%)
New England Zenith Davis Venture E, Series T                 45,757    10.108370        463         0.00%        2.10%     (13.06%)
New England Zenith Davis Venture E, Series U                     10    10.120696         --         0.00%        2.25%     (13.19%)
New England Zenith Harris Oakmark Mid Cap Value             100,592    11.947753      1,203         0.00%        1.40%      25.66%
New England Zenith Harris Oakmark Mid Cap Value, Series H   161,190    11.957073      1,927         0.00%        1.30%      25.79%
New England Zenith Harris Oakmark Mid Cap Value, Series I   485,067    11.933782      5,789         0.00%        1.55%      25.47%
New England Zenith Harris Oakmark Mid Cap Value, Series J    67,213    11.931546        802         0.00%        1.60%      25.41%
New England Zenith Harris Oakmark Mid Cap Value, Series K   285,336    11.924478      3,402         0.00%        1.65%      25.35%
New England Zenith Harris Oakmark Mid Cap Value, Series L    52,755    11.923451        629         0.00%        1.70%      25.28%
New England Zenith Harris Oakmark Mid Cap Value, Series M     6,246    11.930366         75         0.00%        1.75%      25.22%
New England Zenith Harris Oakmark Mid Cap Value, Series N   252,316    11.910526      3,005         0.00%        1.80%      25.16%
New England Zenith Harris Oakmark Mid Cap Value, Series O    35,600    11.911307        424         0.00%        1.85%      25.09%
New England Zenith Harris Oakmark Mid Cap Value, Series P   174,141    11.901244      2,072         0.00%        1.90%      25.03%
New England Zenith Harris Oakmark Mid Cap Value, Series Q    28,734    11.903225        342         0.00%        1.95%      24.97%
New England Zenith Harris Oakmark Mid Cap Value, Series R         9    11.917960         --         0.00%        2.00%      24.91%
New England Zenith Harris Oakmark Mid Cap Value, Series S   190,105    11.887327      2,260         0.00%        2.05%      24.84%
New England Zenith Harris Oakmark Mid Cap Value, Series T    24,632    11.891112        293         0.00%        2.10%      24.78%
New England Zenith Harris Oakmark Mid Cap Value, Series U         9    11.905572         --         0.00%        2.25%      24.59%
Security First Trust Bond                                        --           --         --         0.75%        1.40%       1.83%
Security First Trust Bond, Series AA                             --           --         --         0.75%        0.89%       1.89%
Security First Trust Bond, Series W                              --           --         --         0.75%        1.35%       1.84%
Security First Trust Bond, Series ZZZ                            --           --         --         0.75%        1.35%       1.84%
Security First Trust T. Rowe Growth & Income                     --           --         --         0.17%        1.40%       2.69%
Security First Trust T. Rowe Growth & Income, Series AA          --           --         --         0.17%        0.89%       2.75%
Security First Trust T. Rowe Growth & Income, Series W           --           --         --         0.17%        1.35%       2.70%
Security First Trust T. Rowe Growth & Income, Series ZZZ         --           --         --         0.17%        1.35%       2.70%
Security First Trust U.S Government                              --           --         --         0.00%        1.40%       1.11%
Security First Trust U.S Government, Series V                    --           --         --         0.00%        1.15%       1.14%
Security First Trust U.S Government, Series W                    --           --         --         0.00%        1.35%       1.12%
Security First Trust Equity                                      --           --         --         0.00%        1.40%      (5.05%)
Security First Trust Equity, Series V                            --           --         --         0.00%        1.15%      (5.02%)

* These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

** These ratios represent the annualized contract expenses of the Separate Account aub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)

                              FINANCIAL STATEMENTS

        As of and for the period ended December 31, 2001, 2000, and 1999
                                       and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


The Board of Directors
MetLife Investors USA Insurance Company
(Formerly Security First Life Insurance Company)


We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.




/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                 BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000
                             (DOLLARS IN THOUSANDS)

                                                          2001          2000
                                                      ------------  ------------
ASSETS
Investments:
     Fixed maturities available-for-sale,
       at fair value                                  $ 1,886,491   $ 1,781,383
     Equity securities, at fair value                       1,529             -
     Mortgage loans on real estate                        429,876       423,711
     Policy loans                                          39,287        37,908
     Short-term investments                                 9,837        57,927
     Other invested assets                                  7,385         1,954
                                                      ------------  ------------
          Total investments                             2,374,405     2,302,883
Cash and cash equivalents                                 150,454           834
Accrued investment income                                  26,890        27,381
Premiums and other receivables                             36,323             -
Deferred policy acquisition costs                         181,256       164,905
Current income taxes                                        9,249         1,247
Other assets                                                2,411        17,597
Separate account assets                                 1,863,745     1,976,874
                                                      ------------  ------------
     Total assets                                     $ 4,644,733   $ 4,491,721
                                                      ============  ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
     Future policy benefits                           $   107,254   $         -
     Policyholder account balances                      2,283,320     2,194,205
     Other policyholder funds                               1,178             -
     Long-term debt                                        35,000        35,000
     Deferred income taxes payable                         26,070        30,261
     Other liabilities                                    136,558        23,369
     Separate account liabilities                       1,863,745     1,976,874
                                                      ------------  ------------
          Total liabilities                             4,453,125     4,259,709
                                                      ------------  ------------

Commitments and contingencies (Note 7)

Stockholder's Equity:
Common stock, par value $200.00 per share;
     15,000 shares authorized; 11,000 shares
     issued and outstanding                                 2,300         2,300
Preferred stock, par value $1.00 per share;
     1,000,000 shares authorized;
     200,000 shares issued and outstanding                    200           200
Additional paid-in capital                                 48,047        48,047
Retained earnings                                         134,960       182,206
Accumulated other comprehensive income (loss)               6,101          (741)
                                                      ------------  ------------
     Total stockholder's equity                           191,608       232,012
                                                      ------------  ------------
     Total liabilities and stockholder's equity       $ 4,644,733   $ 4,491,721
                                                      ============  ============


                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                              STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                             (DOLLARS IN THOUSANDS)

                                                        2001         2000         1999
                                                     ----------   ----------   ----------
REVENUES
Universal life and investment-type product
  policy fees                                        $  20,515    $  39,354    $  30,282
Net investment income                                  173,745      168,789      166,907
Other revenues                                             823            -            -
Net investment (losses) gains                          (13,129)      (7,871)       2,875
                                                     ----------   ----------   ----------
     Total revenues                                    181,954      200,272      200,064
                                                     ----------   ----------   ----------

EXPENSES
Policyholder benefits and claims                         3,568            -            -
Interest credited to policyholder account balances     120,460      107,576      109,568
Other expenses                                         104,128       64,980       59,568
                                                     ----------   ----------   ----------
     Total expenses                                    228,156      172,556      169,136
                                                     ----------   ----------   ----------

(Loss) income before provision for income taxes        (46,202)      27,716       30,928
(Benefit) provision for income taxes                   (18,856)       6,776        8,967
                                                     ----------   ----------   ----------
Net (loss) income                                    $ (27,346)   $  20,940    $  21,961
                                                     ==========   ==========   ==========

                 See accompanying notes to financial statements.

                               METLIFE INVESTORS USA INSURANCE COMPANY
                          (Formerly Security First Life Insurance Company)
                    (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                                 STATEMENTS OF STOCKHOLDER'S EQUITY
                        FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
                                       (DOLLARS IN THOUSANDS)


                                                                                                     ACCUMULATED
                                                                           ADDITIONAL                   OTHER
                                                   PREFERRED    COMMON       PAID-IN     RETAINED    COMPREHENSIVE
                                                     STOCK       STOCK       CAPITAL     EARNINGS    INCOME (LOSS)   TOTAL
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at January 1, 1999                         $     200   $   2,200   $  48,147    $ 149,305    $     27,930    $ 227,782
     Capital contribution to parent                                  100        (100)                                        -
     Dividends on common stock                                                            (10,000)                     (10,000)
Comprehensive loss:
     Net income                                                                            21,961                       21,961
     Other comprehensive loss
          Unrealized investment losses, net
            of related offsets, reclassification
            adjustments and income taxes                                                                  (40,338)     (40,338)
                                                                                                                     ----------
     Comprehensive loss                                                                                                (18,377)
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at December 31, 1999                             200       2,300      48,047      161,266         (12,408)     199,405
Comprehensive income:
     Net income                                                                            20,940                       20,940
     Other comprehensive income:
          Unrealized investment gains, net
            of related offsets, reclassification
            adjustments and income taxes                                                                   11,667       11,667
                                                                                                                     ----------
     Comprehensive income                                                                                               32,607
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at December 31, 2000                             200       2,300      48,047      182,206            (741)     232,012
     Dividends on common stock                                                            (18,688)                     (18,688)
     Dividends on preferred stock                                                          (1,212)                      (1,212)
Comprehensive loss:
     Net loss                                                                             (27,346)                     (27,346)
     Other comprehensive income:
          Unrealized investment gains, net
            of related offsets, reclassification
            adjustments and income taxes                                                                    6,842        6,842
                                                                                                                     ----------
     Comprehensive loss                                                                                                (20,504)
                                                   ----------  ----------  ----------   ----------   -------------   ----------
Balance at December 31, 2001                       $     200   $   2,300   $  48,047    $ 134,960    $      6,101    $ 191,608
                                                   ==========  ==========  ==========   ==========   =============   ==========


                           See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                            STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2001, 2000, 1999
                             (DOLLARS IN THOUSANDS)


                                                             2001         2000         1999
                                                          ----------   ----------   ----------
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss) income                                         $ (27,346)   $  20,940    $  21,961
     Adjustments to reconcile net
       income to net cash provided
       by operating activities:
       Depreciation and amortization expenses                  (725)      (2,122)      (1,329)
       Gains from sale of investments, net                   13,129        7,871       (2,875)
       Interest credited to other policyholder
         account balances                                   120,460      107,576      109,568
       Universal life and investment-type
         product policy fees                                (20,515)     (39,354)     (30,282)
       Change in accrued investment income                      491        6,042        3,063
       Change in premiums and other receivables             (36,323)           -            -
       Change in deferred policy acquisition costs, net     (22,550)     (4,465)     (12,664)
       Change in insurance-related liabilities              108,432            -            -
       Change in income taxes payable                       (16,668)           -            -
       Change in other liabilities                          113,189        5,256        1,431
     Other, net                                              18,370       (4,681)      (2,800)
                                                          ----------   ----------   ----------
Net cash, provided by operating activities                  249,944       97,063       86,073
                                                          ----------   ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Sales, maturities and repayments of:
       Fixed maturities                                     322,789      642,074      559,455
       Equity securities                                     (1,770)           -            -
       Mortgage loans on real estate                         18,033       31,073        7,166
     Purchases of:
       Fixed maturities                                    (431,412)    (550,405)    (428,007)
       Equity securities                                       (413)           -            -
       Mortgage loans on real estate                        (23,898)    (102,024)    (194,759)
     Net change in short-term investments                    48,090        8,453      (15,860)
     Net change in policy loans                              (1,379)      (5,628)      (3,565)
     Other, net                                                 367          133          916
                                                          ----------   ----------   ----------
Net cash (used in) provided by investing activities         (69,593)      23,676      (74,654)
                                                          ----------   ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Policyholder account balances:
       Deposits                                             740,651      706,625      764,303
       Withdrawals                                         (751,482)    (828,687)    (799,742)
     Long-term debt repaid                                        -         (400)        (354)
Dividends on common stock                                   (18,688)           -      (10,000)
Dividends on preferred stock                                 (1,212)           -            -
                                                          ----------   ----------   ----------
Net cash (used in) provided by financing activities         (30,731)    (122,462)     (45,793)
                                                          ----------   ----------   ----------

Change in cash and cash equivalents                         149,620       (1,723)     (34,374)
Cash and cash equivalents, beginning of year                    834        2,557       36,931
                                                          ----------   ----------   ----------
CASH AND CASH EQUIVALENTS, END OF YEAR                    $ 150,454    $     834    $   2,557
                                                          ==========   ==========   ==========

Supplemental disclosures of cash flow information:
     Cash paid during the year for:
       Interest                                           $   2,196    $   1,970    $   1,063
                                                          ==========   ==========   ==========
       Income Taxes Paid                                  $     399    $   5,437    $   5,225
                                                          ==========   ==========   ==========

                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (Formerly Security First Life Insurance Company)
          (a wholly owned subsidiary of MetLife Investors Group, Inc.)
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BUSINESS

         MetLife Investors USA Insurance Company (formerly Security First Life Insurance Company) (the "Company"), a Delaware domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life").

         The Company sells a broad range of variable and fixed annuity contracts.

         BASIS OF PRESENTATION

         The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Delaware State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

         The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

         INVESTMENTS

         The Company's principal investments are in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

         The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

         Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

         Policy loans are stated at unpaid principal balances.

         Short-term investments are stated at amortized cost, which approximates fair value.

         Other invested assets are reported at their estimated fair value.

         DERIVATIVE INSTRUMENTS

         The Company uses derivative instruments to manage risk through one of four principal risk management strategies: the hedging of liabilities, invested assets, portfolios of assets or liabilities and anticipated transactions. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit and foreign currency swaps, foreign exchange contracts, and options, including caps and floors.

         On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are reported in net investment gains or losses.

         The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

         The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133:
         (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments, (ii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, (iii) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies, and (iv) other instruments to hedge the cash flows of various other anticipated transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

         The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133:
         (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments, (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments, and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

         When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

         The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

         The Company enters into written covered call options and net written covered collars to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received as net investment income over the life of the contract and changes in fair value of such options and collars as net investment gains and losses.

         CASH AND CASH EQUIVALENTS

         The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

         DEFERRED POLICY ACQUISITION COSTS

         The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

         Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

         Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

         Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

         Information regarding deferred policy acquisition costs is as follows:

                                                         YEARS ENDED DECEMBER 31
                                                         -----------------------
                                                             2001         2000
                                                         ----------   ----------
                                                          (DOLLARS IN MILLIONS)

             Balance at January 1                        $ 164,905    $ 182,734
             Capitalization of policy acquisition costs      7,579       15,035
                                                         ----------   ----------
                       Total                               172,484      197,769
                                                         ----------   ----------
             Amortization allocated to:
                  Unrealized investment gains                6,199       22,294
                  Other expenses                           (14,971)      10,570
                                                         ----------   ----------
                       Total amortization                   (8,772)      32,864
                                                         ----------   ----------
             Balance at December 31                      $ 181,256    $ 164,905
                                                         ==========   ==========

         Amortization of deferred policy acquisition costs is allocated to (i) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

         Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs.

         FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

         Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 4% to 12%.

         Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges and withdrawals.

         RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

         Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

         Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

         INCOME TAXES

         The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

         SEPARATE ACCOUNTS

         Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders, and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

         NEW ACCOUNTING STANDARDS

         Effective January 1, 2001, the Company adopted SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133") as amended by SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - AN AMENDMENT TO FASB STATEMENT NO. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no material impact to either net income or comprehensive income. The Financial Accounting Standards Board ("FASB") continues to issue additional guidance relating to the accounting for derivatives under SFAS 133 and SFAS 138. Until this accounting guidance is finalized, the Company cannot determine the ultimate impact it may have on the Company's financial statements.

         Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES -- A REPLACEMENT OF FASB STATEMENT NO. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's financial statements.

         Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON CERTAIN INVESTMENTS ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

         In June 2001, the FASB issued SFAS No. 141, BUSINESS COMBINATIONS ("SFAS 141"), and SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The adoption of these requirements is not expected to have a material impact on the Company's financial statements as the Company does not have any goodwill recorded as of December 31, 2001.

         In July 2001, the SEC released Staff Accounting Bulletin No. 102, SELECTED LOAN LOSS ALLOWANCE AND DOCUMENTATION ISSUES ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's financial statements.

         In October 2001, the FASB issued SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's financial statements at the date of adoption.

         Effective October 1, 2000, the Company adopted SAB No. 101, REVENUE RECOGNITION IN FINANCIAL STATEMENTS ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

         Effective January 1, 2000, the Company adopted Statement of Position 98-7, ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

         The FASB is currently deliberating the issuance of a proposed statement that would amend SFAS No. 133. The proposed statement will address and resolve certain pending Derivatives Implementation Group ("DIG") issues. The outcome of the pending DIG issues and other provisions of the statement could impact the Company's accounting for beneficial interest, loan commitments and other transactions deemed to be derivatives under the new statement. The Company's accounting for such transactions is currently based on management's best interpretation of the accounting literature as of February 22, 2002.

2.    INVESTMENTS

         FIXED MATURITIES AND EQUITY SECURITIES

         Fixed maturities and equity securities at December 31, 2001 were as follows:



                                                                 COST OR        GROSS UNREALIZED
                                                                AMORTIZED   ------------------------   ESTIMATED
                                                                  COST          GAIN        LOSS      FAIR VALUE
                                                               -----------  -----------  -----------  -----------
                                                                             (DOLLARS IN THOUSANDS)
          Fixed Maturities:
               Bonds:
                    U.S. Treasury securities and obligations
                       of U.S. government corporations
                       and agencies                            $   22,864   $      859   $       62   $   23,661
                    Foreign governments                            30,066        1,805          735       31,136
                    Corporate                                     832,627       16,099       21,592      827,134
                    Mortgage- and asset-backed securities         767,497       12,917        8,483      771,931
                    Other                                         218,465       24,573       10,409      232,629
                                                               -----------  -----------  -----------  -----------
                    Total fixed maturities                     $1,871,519   $   56,253   $   41,281   $1,886,491
                                                               ===========  ===========  ===========  ===========


          Equity Securities:
               Common stocks                                   $      472   $        -   $      104   $      368
               Nonredeemable preferred stocks                       1,485          279          603        1,161
                                                               -----------  -----------  -----------  -----------
                    Total equity securities                    $    1,957   $      279   $      707   $    1,529
                                                               ===========  ===========  ===========  ===========


         Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                                 COST OR        GROSS UNREALIZED
                                                                AMORTIZED   ------------------------   ESTIMATED
                                                                  COST          GAIN        LOSS      FAIR VALUE
                                                               -----------  -----------  -----------  -----------
                                                                             (DOLLARS IN THOUSANDS)
          Fixed Maturities:
               Bonds:
                    U.S. Treasury securities and obligations
                       of U.S. government corporations
                       and agencies                            $   22,065   $    1,297   $      102   $   23,260
                    Foreign governments                            25,781        1,559          989       26,351
                    Corporate                                   1,276,565       18,322       28,266    1,266,621
                    Mortgage- and asset-backed securities         459,740        6,595        1,184      465,151
                                                               -----------  -----------  -----------  -----------
                    Total fixed maturities                     $1,784,151   $   27,773   $   30,541   $1,781,383
                                                               ===========  ===========  ===========  ===========

         The Company did not hold any foreign currency derivatives to hedge the exchange rate risk associated with foreign bonds at December 31, 2001 or 2000.

         At December 31, 2001, fixed maturities at estimated fair values held by the Company that were below investment grade or not rated by an independent rating agency totaled $165,480 thousand $235,600 thousand at December 31, 2001 and 2000, respectively. At December 31, 2001, non-income producing fixed maturities were insignificant.

         The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                          COST OR
                                                         AMORTIZED    ESTIMATED
                                                           COST      FAIR VALUE
                                                        -----------  -----------
                                                         (DOLLARS IN THOUSANDS)

                Due in one year or less                 $   66,641   $   67,184
                Due after one year through five years      280,639      284,454
                Due after five years through ten years     491,696      484,421
                Due after ten years                        265,046      278,501
                                                        -----------  -----------
                     Total                               1,104,022    1,114,560
                Mortgage- and asset-backed securities      767,497      771,931
                                                        -----------  -----------
                     Total bonds                        $1,871,519   $1,886,491
                                                        ===========  ===========


         Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

         Sales and writedowns securities classified as available-for sale were as follows:

                                                YEARS ENDED DECEMBER 31
                                      ------------------------------------------
                                          2001          2000            1999
                                      ------------   ------------   ------------
                                                (DOLLARS IN THOUSANDS)
                Proceeds              $   943,228    $   642,074    $   559,455
                Gross realized gains          360         16,816          8,885
                Gross realized losses      11,507         24,872          6,018


         Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

         ASSETS ON DEPOSIT

         The Company had investment assets on deposit with regulatory agencies with a fair market value of $5,650 thousand and $5,535 thousand at December 31, 2001 and 2000, respectively.


         MORTGAGE LOANS ON REAL ESTATE

         Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                           ---------------------------------------------------------
                                                      2001                          2000
                                           ---------------------------   ---------------------------
                                              AMOUNT        PERCENT         AMOUNT        PERCENT
                                           ------------   ------------   ------------   ------------
                                                            (DOLLARS IN THOUSANDS)
              Commercial mortgage loans    $   368,473            86%    $   374,552            88%
              Agricultural mortgage loans       61,403            14%         49,159            12%
                                           ------------   ------------   ------------   ------------
              Mortgage Loans               $   429,876           100%    $   423,711           100%
                                           ============   ============   ============   ============


         Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 22%, 9% and 10% of the properties were located in California, New York and Rhode Island, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

         NET INVESTMENT INCOME

         The components of net investment income were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Fixed maturities                                  $   130,888    $   139,283    $   148,693
              Equity securities                                         (52)             -              -
              Mortgage loans on real estate                          33,852         29,301         19,332
              Policy loans                                            1,800          1,535          1,806
              Cash, cash equivalents and short-term investments       6,054          2,648          2,413
              Other                                                   1,983          1,030            303
                                                                ------------   ------------   ------------
                   Total                                            174,525        173,797        172,547
              Less: Investment expenses                                 780          5,008          5,640
                                                                ------------   ------------   ------------
                   Net investment income                        $   173,745    $   168,789    $   166,907
                                                                ============   ============   ============

         NET INVESTMENT  (LOSSES) GAINS

         Net investment (losses) gains were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Fixed maturities                                  $   (11,152)   $    (8,056)   $     2,867
              Equity securities                                           5              -              -
              Mortgage loans on real estate                               -            185              -
              Other                                                  (1,982)             -              8
                                                                ------------   ------------   ------------
                   Net realized investment (losses) gains       $   (13,129)   $    (7,871)   $     2,875
                                                                ============   ============   ============

         NET UNREALIZED INVESTMENT GAINS (LOSSES)

         The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Fixed maturities                                  $    14,972    $    (2,768)   $   (43,010)
              Equity securities                                        (428)             -              -
                                                                ------------   ------------   ------------
                   Total                                             14,544         (2,768)       (43,010)
                                                                ------------   ------------   ------------
              Amounts allocable to deferred policy
                acquisition costs                                    (4,572)         1,627         23,921
              Deferred income taxes                                  (3,871)           400          6,681
                                                                ------------   ------------   ------------
                   Total                                             (8,443)         2,027         30,602
                                                                ------------   ------------   ------------
                       Net unrealized investment gains (losses) $     6,101    $      (741)   $   (12,408)
                                                                ============   ============   ============


         The changes in net unrealized investment gains (losses) were as follows:

                                                                          YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------
                                                                    2001           2000           1999
                                                                ------------   ------------   ------------
                                                                          (DOLLARS IN THOUSANDS)
              Balance at January 1                              $      (741)   $   (12,408)   $    27,930
              Unrealized investment gains during the year            17,312         40,242         (4,906)
              Unrealized investment losses relating to
                deferred policy acquisition costs                    (6,199)       (22,294)       (57,152)
              Deferred income taxes                                  (4,271)        (6,281)        21,720
                                                                ------------   ------------   ------------
              Balance at December 31                            $     6,101    $      (741)   $   (12,408)
                                                                ============   ============   ============
              Net change in unrealized investment gains         $     6,842    $    11,667    $   (40,338)
                                                                ============   ============   ============

3.    DERIVATIVE INSTRUMENTS

         The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2001 and 2000:

                                             2001                                          2000
                         --------------------------------------------  --------------------------------------------
                                                  CURRENT MARKET                                CURRENT MARKET
                                                   OR FAIR VALUE                                 OR FAIR VALUE
                         CARRYING    NOTIONAL  ----------------------  CARRYING    NOTIONAL  ----------------------
                           VALUE      AMOUNT     ASSETS   LIABILITIES    VALUE      AMOUNT     ASSETS   LIABILITIES
                         ---------  ---------  ---------  -----------  ---------  ---------  ---------  -----------
                                                          (DOLLARS IN THOUSANDS)
              Caps       $    137   $270,000   $    137                           $370,000
                         =========  =========  =========  ===========  =========  =========  =========  ===========


         The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2001 and 2000:

                                     DECEMBER 31, 2000                    TERMINATIONS/   DECEMBER 31, 2001
                                      NOTIONAL AMOUNT      ADDITIONS       MATURITIES      NOTIONAL AMOUNT
                                     -----------------  ---------------  ---------------  -----------------
                                                             (DOLLARS IN THOUSANDS)
              BY DERIVATIVE TYPE
              Caps                   $        370,000   $      150,000   $      250,000   $        270,000
                                     =================  ===============  ===============  =================
              BY STRATEGY
              Liability hedging      $        370,000   $      150,000   $      250,000   $        270,000
                                     =================  ===============  ===============  =================

         The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2001:


                                                                    REMAINING LIFE
                                     -------------------------------------------------------------------------
                                        ONE YEAR        AFTER ONE YEAR    AFTER FIVE YEARS
                                        OR LESS       THROUGH FIVE YEARS  THROUGH TEN YEARS   AFTER TEN YEARS       TOTAL
                                     --------------  -------------------  -----------------  -----------------  -------------
                                                                       (DOLLARS IN THOUSANDS)
              Caps                   $           -   $          270,000   $              -   $              -   $    270,000
                                     ==============  ===================  =================  =================  =============


         The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2001 and 2000:

                                                2001                              2000
                                ---------------------------------  ---------------------------------
                                              CURRENT MARKET                     CURRENT MARKET
                                               OR FAIR VALUE                      OR FAIR VALUE
                                 NOTIONAL  ----------------------   NOTIONAL  ----------------------
                                  AMOUNT     ASSET     LIABILITY     AMOUNT     ASSET     LIABILITY
                                ---------  ---------  -----------  ---------  ---------  -----------
                                                      (DOLLARS IN THOUSANDS)
              BY HEDGE TYPE
              Not designated    $270,000   $    137   $        -   $370,000          -            -
                                =========  =========  ===========  =========  =========  ===========

         For the year ended December 31, 2001, the amount related to fair value and cash flow hedge ineffectiveness was insignificant and there were no discontinued fair value or cash flow hedges.

         The Company did not have any cash flow hedges and since the Company followed mark to market accounting in previous years the Company did not have a SFAS 133 transition adjustment.

         For the year ended December 31, 2001, the Company recognized net investment expense of $39 thousand and net investment losses of $1,982 thousand from derivatives not designated as accounting hedges. The use of these non-speculative derivatives is permitted by the Department.

4.       FAIR VALUE INFORMATION

         The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

         Amounts related to the Company's financial instruments were as follows:

                                                       CARRYING       ESTIMATED
              DECEMBER 31, 2001                          VALUE       FAIR VALUE
                                                      ------------  ------------
                                                        (DOLLARS IN THOUSANDS)
              ASSETS:
                   Fixed maturities                   $ 1,886,491   $ 1,886,491
                   Equity securities                        1,529         1,529
                   Mortgage loans on real estate          429,876       441,985
                   Policy loans                            39,287        39,287
                   Short-term investments                   9,837         9,837
                   Cash and cash equivalents              150,454       150,454

              LIABILITIES:
                   Policyholder account balances        2,290,873     2,219,528
                   Long-term debt                          35,000        35,000

                                                       CARRYING       ESTIMATED
              DECEMBER 31, 2000                          VALUE       FAIR VALUE
                                                      ------------  ------------
                                                        (DOLLARS IN THOUSANDS)
              ASSETS:
                   Fixed maturities                   $ 1,781,383   $ 1,781,383
                   Mortgage loans on real estate          423,711       431,527
                   Policy loans                            37,908        37,908
                   Short-term investments                  57,927        57,927
                   Cash and cash equivalents                  834           834

              LIABILITIES:
                   Policyholder account balances        1,953,550     1,892,389
                   Long-term debt                          35,000        35,000

         The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

              FIXED MATURITIES AND EQUITY SECURITIES

                  The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

              MORTGAGE LOANS ON REAL ESTATE

                  Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

              POLICY LOANS

                  The carrying values for policy loans approximate fair value.

              CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

                  The carrying values for cash and cash equivalents and
              short-term investments approximated fair market values due to the short-term maturities of these instruments.

              POLICYHOLDER ACCOUNT BALANCES

                  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

              LONG-TERM DEBT

                  The fair values of long-term debt is determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

              DERIVATIVE INSTRUMENTS

                  The fair value of derivative instruments, including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.    SEPARATE ACCOUNTS

         Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $1,863,745 thousand and $1,976,874 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

         Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as investment-type product policy fees and totaled $20,515 thousand and $28,435 thousand for the years ended December 31, 2001 and 2000 respectively.


6.    DEBT

         Debt consisted of the following:

                                                                 DECEMBER 31
                                                           -----------------------
                                                               2001         2000
                                                           ----------   ----------
                                                           (DOLLARS IN THOUSANDS)
              Surplus notes, interest rate 5%              $  25,000    $  25,000
              Surplus notes, interest rate LIBOR plus .75%    10,000       10,000
                                                           ----------   ----------
                   Total long-term debt                    $  35,000    $  35,000
                                                           ==========   ==========


         Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the surplus notes may be redeemed, in whole or in part, at the election of MLIG at any time.

         The aggregate maturities of long-term debt for the Company are payable upon regulatory approval.

         There are no principal payments due on the notes payable during the next five years.

         Interest expense related to the Company's indebtedness was $2,196 thousand, $1,970 thousand and $1,063 thousand for the years ended December 31, 2001, 2000 and 1999, respectively.

7.  COMMITMENTS AND CONTINGENCIES


         There are no pending legal proceedings that are beyond the ordinary course of business which could have a material financial effect on the Company.

8.  RELATED PARTY TRANSACTIONS


         The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. The affiliated companies are Metropolitan Life, which provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company and MLIG and MetLife Investors Distribution Company, which provide distribution services to the Company. Expenses and fees paid to affiliated companies in 2001 for the Company were $33,169 thousand.

         Prior to 2001, the Company had marketing and administrative agreements with MLIG under which MLIG provided most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487 thousand and $58,595 thousand for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and were deferred as policy acquisition costs.

         The Company had management agreements with MLIG under which the latter provided certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,823 thousand in 2000 and 1999.

         The Company had marketing and administrative agreements with Metropolitan Life under which the latter provided certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802 thousand and $7,405 thousand in 2000 and 1999, respectively.

         The Company had investment advisory agreements with Met Investors Advisory LLC, a subsidiary of MLIG. Fees of $5,466 thousand and $5,681 thousand were paid in 2000 and 1999, respectively, pursuant to these agreements

         Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

         In December 2001, the Company paid a dividend of $19,900 thousand to its parent.

9.  INCOME TAXES

         Income tax (benefit) expense attributable to income from continuing operations consists of the following:

                                                                YEARS ENDED DECEMBER 31
                                                      ------------------------------------------
                                                          2001           2000           1999
                                                      ------------   ------------   ------------
                                                                (DOLLARS IN THOUSANDS)

              Current income tax (benefit) expense    $    (9,669)   $     1,682    $     5,706
              Deferred income tax (benefit) expense        (9,187)         5,094          3,261
                                                      ------------   ------------   ------------
              Provision for income taxes              $   (18,856)   $     6,776    $     8,967
                                                      ============   ============   ============


         Income tax expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                                      YEARS ENDED DECEMBER 31
                                                            ------------------------------------------
                                                                2001           2000           1999
                                                            ------------   ------------   ------------
                                                                      (DOLLARS IN THOUSANDS)
              Tax (benefit) provision at US statutory rate  $   (15,660)   $     9,701    $    10,825
              Decrease in income tax resulting from:
                  Tax exempt investment income                   (2,685)        (4,123)        (1,444)
                  Other, net                                       (511)         1,198           (414)
                                                            ------------   ------------   ------------
              Provision for income taxes                    $   (18,856)   $     6,776    $     8,967
                                                            ============   ============   ============

         The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2001 and 2000 are presented below:

                                                                 DECEMBER 31
                                                           -----------------------
                                                               2001         2000
                                                           ----------   ----------
                                                           (DOLLARS IN THOUSANDS)
              Deferred tax assets:
                   Reserve for future policy benefits      $  21,293    $   7,586
                   Liabilities for separate accounts          19,859       15,933
                   Other liabilities                               -        5,032
                   Unrealized loss on investments                  -          400
                   Other, net                                  3,389          297
                                                           ----------   ----------
                   Total deferred tax asset                   44,541       29,248

              Deferred income tax liabilities:
                   Deferred policy acquisition costs       $  61,316    $  54,979
                   Investments                                 5,024        1,200
                   Unrealized gain on investments              4,271            -
                   Other                                           -        3,330
                                                           ----------   ----------
                                                              70,611       59,509
                                                           ----------   ----------
              Net deferred liability (asset)               $  26,070    $  30,261
                                                           ==========   ==========


         The Company has been audited by the Internal Revenue Service for the years through and including 1997. The Company is being audited for the years 1998-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

10.   STATUTORY CAPITAL AND RESTRICTIONS

         DIVIDEND RESTRICTIONS

         Under Delaware Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of 10 percent of the Company's surplus as of December 31 of the preceding calendar year, or the net gain from operations for the preceding calendar year. Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2001, the maximum amount of dividends the Company could pay MLIG without prior approval from the state insurance regulatory authorities is $12,170 thousand.

          The reconciliations of insurance subsidiaries' statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity determined in conformity with GAAP were as follows:

                                                                 DECEMBER 31
                                                           -----------------------
                                                               2001         2000
                                                           ----------   ----------
                                                           (DOLLARS IN THOUSANDS)
              Statutory capital and surplus                $ 124,196    $ 142,423
              GAAP adjustment for:
                   Future policy benefits and                (48,088)     (27,544)
                     policyholders account balances
                   Deferred policy acquisition costs         181,256      164,905
                   Deferred income tax                       (31,779)     (30,261)
                   Valuation of investments                   21,896       (1,623)
                   Statutory asset valuation reserves         20,266       25,278
                   Statutory interest maintenance reserve     16,535       22,304
                   Surplus Notes                             (35,000)     (35,000)
                   Other, net                                (57,674)     (28,470)
                                                           ----------   ----------
              Stockholder's Equity                         $ 191,608    $ 232,012
                                                           ==========   ==========

         The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

         In December 1999, the Company transferred $100 thousand of paid-in-capital to common stock to comply with state insurance department requirements. As a result of this transfer the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

         The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

         Statutory net income of the Company, as filed with the Delaware Insurance Department, was $1,334 thousand, $10,536 thousand and $17,066 thousand for the years ended 2001, 2000 and 1999, respectively.

11.   OTHER COMPREHENSIVE INCOME (LOSS)

         The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                   2001           2000           1999
                                                               ------------   ------------   ------------
                                                                         (DOLLARS IN THOUSANDS)
              Holding (losses) gains on investments arising
                during the year                                $    (6,644)   $    10,078    $   (59,183)
              Income tax effect of holding gains or losses           1,945         (3,527)        20,714
              Reclassification adjustments:
                   Recognized holding losses (gains) included
                     in current year income                         24,008          7,871         (2,875)
                   Amortization of premium and discount
                     on investments                                    (52)             -              -
                   Recognized holding (losses) gains allocated
                     to other policyholder amounts
                   Income tax effect                                (8,385)        (2,755)         1,006
              Allocation of holding losses on investments
                relating to other policyholder amounts              (6,199)             -              -
              Income tax effect of allocation of holding gains
                or losses to other policyholder amounts              2,169              -              -
                                                               ------------   ------------   ------------
              Other comprehensive (loss) income                $     6,842    $    11,667    $   (40,338)
                                                               ============   ============   ============

Part C                          OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

         (a) Financial Statements contained herein

                  (1) MetLife Investors USA Separate Account A

                         Part A - Condensed Financial Information
                         Part B - Statement of Assets and Liabilities,
                                  Statement of Operations, Statement of
                                  Changes in Net Assets, Statement of
                                  Investments

                  (2) MetLife Investors USA Insurance Company

                         Part B - Depositor's financial statements with notes

         (b) Exhibits

                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 31, 2002, there were 14,314 qualified contract owners and 0 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

None.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

James A. Shepherdson, III              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich                   Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger              Executive Vice President, Chief Financial
22 Corporate Plaza Drive                Officer and Director
Newport Beach, CA 92660

Charles M. Deuth                       Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                    Executive Vice President and Director
One Madison Avenue
New York, NY 10010

Stephen E. Hinkhouse                   Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Kenneth Jaffe                          Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Phillip D. Meserve                      Senior Executive Vice President and
22 Corporate Plaza Drive                Director
Newport Beach, CA 92660

Richard C. Pearson                     Executive Vice President, General
22 Corporate Plaza Drive                Counsel, Secretary and Director
Newport Beach, CA 92660

Edward Wilson                          Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                        Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Les Sutherland                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian J. Finneran                      Senior Vice President
One Madison Avenue
New York, NY 10010

Diana Keary                            Senior Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cheryl J. Finney                       Senior Vice President, Associate General
22 Corporate Plaza Drive                Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660                 Assistant Secretary

Debora L. Buffington                   Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Troy W. Kennedy                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

William H. Palmer                      Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                          Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                  Treasurer
One Madison Avenue
New York, NY 10010

     (c)  Not Applicable.

Item 30.    Location of Accounts and Records

MetLife Investors Distribution Company, underwriter for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors USA.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of NEWPORT BEACH, AND STATE OF CALIFORNIA ON THIS 29TH DAY OF APRIL, 2002.

                               METLIFE INVESTORS USA SEPARATE ACCOUNT A
                               (Registrant)

                          By:  METLIFE INVESTORS USA INSURANCE COMPANY

                          By:  /s/JAMES A. SHEPHERDSON, III
                               -----------------------------------------

                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                 Depositor

                           By: /s/JAMES A. SHEPHERDSON, III
                               -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/JAMES A. SHEPHERDSON, III*                            4-29-02
-------------------------    Co-Chairman of the Board   --------
James A. Shepherdson, III     and Director               Date

/s/GREGORY P. BRAKOVICH*      Co-Chairman of the Board   4-29-02
-------------------------     and Director              --------
Gregory P. Brakovich                                     Date

/s/ MARY ANN BROWN*                                      4-29-02
------------------------      Director                   --------
Mary Ann Brown                                            Date

/s/ SUSAN A. BUFFUM *         Director                   4-29-02
------------------------                                 --------
Susan A. Buffum                                           Date

/s/MICHAEL R. FANNING*        Director                   4-29-02
------------------------                                --------
Michael R. Fanning                                       Date

/s/PHILLIP D. MESERVE                                    4-29-02
------------------------      Director                  --------
Phillip D. Meserve                                        Date

/s/RICHARD C. PEARSON                                    4-29-02
------------------------      Director                  --------
Richard C. Pearson                                       Date

/s/DAVID Y. ROGERS*                                      4-29-02
------------------------      Director                  --------

/s/PETER M. SCHWARZ*                                     4-29-02
------------------------      Director                  --------
Peter M. Schwarz                                         Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact